Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ESSEX PROPERTY TRUST INC
Entity Central Index Key	0000920522
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,357,742,310
Entity Common Stock, Shares Outstanding		34,809,580
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Rental properties:
Land and land improvements	$ 860,661	$ 802,325
Buildings and improvements	3,452,403	3,162,236
Total Rental Properties	4,313,064	3,964,561
Less: accumulated depreciation	(920,026)	(775,553)
Net Real Estate	3,393,038	3,189,008
Real estate under development	44,280	217,531
Co-investments	383,412	107,840
Total Real Estate	3,820,730	3,514,379
Cash and cash equivalents-unrestricted	12,889	13,753
Cash and cash equivalents-restricted	22,574	21,941
Marketable securities	74,275	92,310
Notes and other receivables	66,369	49,444
Prepaid expenses and other assets	22,682	25,188
Deferred charges, net	17,445	15,872
Total assets	4,036,964	3,732,887
LIABILITIES AND STOCKHOLDERS' EQUITY AND NONCONTROLLING INTEREST
Mortgage notes payable	1,745,858	1,832,745
Unsecured debt	465,000	0
Lines of credit	150,000	426,000
Accounts payable and accrued liabilities	48,324	44,750
Construction payable	6,505	9,023
Dividends payable	39,611	36,405
Derivative liabilities	3,061	5,633
Other liabilities	20,528	18,968
Total liabilities	2,478,887	2,373,524
Cumulative convertible preferred stock; $0001 par value:
4.875% Series G - 5,890,000 issued, and 178,249 outstanding	4,349	4,349
Stockholders' equity and noncontrolling interest:
Common stock; $0001 par value, 656,020,000 shares authorized;33,888,082 and 31,324,808 shares issued and outstanding	3	3
Cumulative redeemable preferred stock at liquidation value	73,750	25,000
Excess stock, $0001 par value, 330,000,000 shares authorized and no shares issued or outstanding	0	0
Additional paid-in capital	1,844,611	1,515,468
Distributions in excess of accumulated earnings	(408,066)	(313,308)
Accumulated other comprehensive (loss) income	(72,771)	(77,217)
Total stockholders' equity	1,437,527	1,149,946
Noncontrolling interest	116,201	205,068
Total equity	1,553,728	1,355,014
Total liabilities and equity	$ 4,036,964	$ 3,732,887

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
LIABILITIES AND STOCKHOLDERS' EQUITY AND NONCONTROLLING INTEREST
Cumulative convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Cumulative convertible preferred stock, shares issued (in shares)	5,890,000	5,890,000
Cumulative convertible preferred stock, shares outstanding (in shares)	178,249	178,249
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized ( in shares)	656,020,000	656,020,000
Common stock, shares issued (in shares)	33,888,082	33,888,082
Common stock, shares outstanding (in shares)	33,888,082	31,324,808
Excess stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Excess stock, shares authorized (in shares)	330,000,000	330,000,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental and other property	$ 465,713	$ 405,728	$ 401,550
Management and other fees	6,780	4,551	4,325
Total revenues	472,493	410,279	405,875
Expenses:
Property operating, excluding real estate taxes	115,528	104,049	101,168
Real estate taxes	43,706	39,115	36,289
Depreciation	151,428	128,221	116,540
General and administrative	20,694	23,255	24,966
Cost of management and other fees	4,610	2,707	3,096
Impairment and other charges	0	2,302	13,084
Total expenses	335,966	299,649	295,143
Earnings from operations	136,527	110,630	110,732
Interest expense before amortization	(91,694)	(82,756)	(81,196)
Amortization expense	(11,474)	(4,828)	(4,820)
Interest and other income	17,139	27,841	13,040
Equity (loss) income from co-investments	(467)	(1,715)	670
Gain (loss) on early retirement of debt	(1,163)	(10)	4,750
Gain on sale of real estate	0	0	103
Income before discontinued operations	48,868	49,162	43,279
Income from discontinued operations	8,648	1,620	10,460
Net income	57,516	50,782	53,739
Net income attributable to noncontrolling interest	(10,446)	(14,848)	(16,631)
Net income attributable to controlling interest	47,070	35,934	37,108
Dividends to preferred stockholders	(4,753)	(2,170)	(4,860)
Excess (deficit) of the carrying amount of preferred stock redeemed over the cash paid to redeem preferred stock	(1,949)	0	49,952
Net income available to common stockholders	$ 40,368	$ 33,764	$ 82,200
Basic:
Income before discontinued operations available to common stockholders (in dollars per share)	$ 0.99	$ 1.09	$ 2.66
Income from discontinued operations available to common stockholders (in dollars per share)	$ 0.25	$ 0.05	$ 0.35
Net income available to common stockholders (in dollars per share)	$ 1.24	$ 1.14	$ 3.01
Weighted average number of shares outstanding during the year (in shares)	32,541,792	29,667,064	27,269,547
Diluted:
Income before discontinued operations available to common stockholders (in dollars per share)	$ 0.99	$ 1.09	$ 2.56
Income from discontinued operations available to common stockholders (in dollars per share)	$ 0.25	$ 0.05	$ 0.35
Net income available to common stockholders (in dollars per share)	$ 1.24	$ 1.14	$ 2.91
Weighted average number of shares outstanding during the year (in shares)	32,628,714	29,734,383	29,746,614

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 57,516	$ 50,782	$ 53,739
Comprehensive income (loss):
Changes in fair value of cash flow hedges and amortization of settlement swaps	7,707	(50,437)	42,888
Changes in fair value of marketable securities	1,330	5,357	12,930
Reversal of unrealized gains upon the sale of marketable securities	(4,286)	(12,027)	0
Total other comprehensive income (loss)	4,751	(57,107)	55,818
Comprehensive income (loss)	62,267	(6,325)	109,557
Comprehensive income attributable to noncontrolling interest	(10,751)	(10,752)	(21,231)
Comprehensive income (loss) attributable to the Company	$ 51,516	$ (17,077)	$ 88,326

Consolidated Statements of Stockholders' Equity and Noncontrolling Interest (USD $) In Thousands, except Share data, unless otherwise specified	Series F Preferred Stock [Member]	Series H Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Distributions in Excess of Accumulated Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2008	$ 25,000	$ 0	$ 3	$ 1,043,984	$ (141,336)	$ (75,424)	$ 233,771	$ 1,085,998
Balances (in shares) at Dec. 31, 2008	1,000,000	0	26,396,000
Comprehensive income (loss):
Net income	0	0	0	0	37,108	0	16,631	53,739
Reversal of unrealized gains upon the sale of marketable securities								0
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	39,354	3,534	42,888
Changes in fair value of marketable securities	0	0	0	0	0	11,864	1,066	12,930
Comprehensive income (loss)								109,557
Issuance of common stock under:
Stock option plans	0	0	0	943	0	0	0	943
Stock option plans (in shares)			62,000
Sale of common stock	0	0	0	198,511	0	0	0	198,511
Sale of common stock (in shares)			2,741,000
Equity based compensation costs	0	0	0	6,859	0	0	276	7,135
Retirement of Series G Preferred	0	0	0	49,952	0	0	0	49,952
Retirement of common stock	0	0	0	(20,271)	0	0	0	(20,271)
Retirement of common stock (in shares)	0	0	(350,000)
Retirement of exchangeable bonds	0	0	0	(4,727)	0	0	0	(4,727)
Redemptions of noncontrolling interest	0	0	0	0	0	0	(12,725)	(12,725)
Distributions to noncontrolling interest	0	0	0	0	0	0	(22,108)	(22,108)
Common and preferred stock dividends declared	0	0	0	0	(118,724)	0	0	(118,724)
Balances at Dec. 31, 2009	25,000	0	3	1,275,251	(222,952)	(24,206)	220,445	1,273,541
Balances (in shares) at Dec. 31, 2009	1,000,000	0	28,849,000
Comprehensive income (loss):
Net income	0	0	0	0	35,934	0	14,848	50,782
Reversal of unrealized gains upon the sale of marketable securities	0	0	0	0	0	(11,163)	(864)	(12,027)
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	(46,817)	(3,620)	(50,437)
Changes in fair value of marketable securities	0	0	0	0	0	4,969	388	5,357
Comprehensive income (loss)								(6,325)
Issuance of common stock under:
Stock option plans	0	0	0	5,803	0	0	0	5,803
Stock option plans (in shares)			122,000
Sale of common stock	0	0	0	251,455	0	0	0	251,455
Sale of common stock (in shares)			2,354,000
Equity based compensation costs	0	0	0	(260)	0	0	2,474	2,214
Retirement of exchangeable bonds	0	0	0	(434)	0	0	0	(434)
Contributions of noncontrolling interest	0	0	0	0	0	0	4,038	4,038
Redemptions of noncontrolling interest	0	0	0	(16,347)	0	0	(7,839)	(24,186)
Distributions to noncontrolling interest	0	0	0	0	0	0	(24,802)	(24,802)
Common and preferred stock dividends declared	0	0	0	0	(126,290)	0	0	(126,290)
Balances at Dec. 31, 2010	25,000	0	3	1,515,468	(313,308)	(77,217)	205,068	1,355,014
Balances (in shares) at Dec. 31, 2010	1,000,000	0	31,325,000
Comprehensive income (loss):
Net income	0	0	0	0	47,070	0	10,446	57,516
Reversal of unrealized gains upon the sale of marketable securities	0	0	0	0	0	(4,011)	(275)	(4,286)
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	7,212	495	7,707
Changes in fair value of marketable securities	0	0	0	0	0	1,245	85	1,330
Comprehensive income (loss)								62,267
Issuance of common stock under:
Stock option plans	0	0	0	8,412	0	0	0	8,412
Stock option plans (in shares)			103,000
Sale of common stock	0	0	0	323,931	0	0	0	323,931
Sale of common stock (in shares)			2,460,000
Equity based compensation costs	0	0	0	(725)	0	0	1,598	873
Issuance of Series H Preferred	0	73,750	0	(2,541)	0	0	0	71,209
Issuance of Series H Preferred (in shares)	0	2,950,000	0
Redemptions of Series F Preferred	(25,000)	0	0	0	0	0	0	(25,000)
Redemptions of Series F Preferred (in shares)	(1,000,000)	0	0
Redemptions of Series B Preferred	0	0	0	1,200	0	0	(80,000)	(78,800)
Redemptions of noncontrolling interest	0	0	0	(1,134)	0	0	(4,253)	(5,387)
Distributions to noncontrolling interest	0	0	0	0	0	0	(16,963)	(16,963)
Common and preferred stock dividends declared	0	0	0	0	(141,828)	0	0	(141,828)
Balances at Dec. 31, 2011	$ 0	$ 73,750	$ 3	$ 1,844,611	$ (408,066)	$ (72,771)	$ 116,201	$ 1,553,728
Balances (in shares) at Dec. 31, 2011	0	2,950,000	33,888,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,516	$ 50,782	$ 53,739
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of marketable securities	(4,956)	(12,491)	(1,014)
Loss (gain) on early retirement of debt	1,163	10	(4,750)
Co-investments	7,929	1,715	(670)
Amortization expense	11,474	4,828	4,820
Amortization of discount on marketable securities	(4,794)	(3,714)	(3,605)
Amortization of discount on notes receivables	(1,757)	(4,806)	0
Loss on derivative instruments - ineffectiveness	0	2,301	0
Gain on sale of co-investment	(919)	0	(530)
Gain on the sales of real estate	(8,562)	0	(8,729)
Impairment loss and reserve for loan loss	0	0	13,084
Non-cash expense due to cancellation of outperformance plan	0	0	3,807
Depreciation	152,542	129,711	118,522
Equity-based compensation	2,927	3,251	3,412
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,172)	(2,771)	(2,249)
Accounts payable and accrued liabilities	3,620	4,302	(2,364)
Other liabilities	1,560	2,412	114
Net cash provided by operating activities	216,571	175,530	173,587
Additions to real estate:
Acquisitions of real estate	(57,478)	(279,607)	(16,000)
Improvements to recent acquisitions	(16,446)	(6,388)	(3,210)
Redevelopment	(45,130)	(14,096)	(25,812)
Revenue generating capital expenditures	(7,616)	(1,584)	(855)
Non-revenue generating capital expenditures	(26,090)	(29,278)	(25,722)
Acquisition of and additions to real estate under development	(79,194)	(155,267)	(120,844)
Dispositions of real estate	23,003	0	38,178
Changes in restricted cash and refundable deposits	(1,376)	(4,414)	11,995
Purchases of marketable securities	(8,048)	(49,974)	(116,402)
Sales and maturities marketable securities	32,998	102,039	22,964
Proceeds from tax investor	0	1,223	3,762
Purchases of and advances under notes and other receivables	(12,325)	(37,627)	(3,424)
Collections of notes and other receivables	884	1,855	15,728
Contributions to co-investments	(246,106)	(79,450)	(270)
Non-operating distributions from co-investments	17,141	41,700	954
Net cash used in investing activities	(425,783)	(510,868)	(218,958)
Cash flows from financing activities:
Borrowings under debt agreements	1,514,684	1,214,216	453,570
Repayment of debt	(1,435,135)	(882,646)	(199,979)
Additions to deferred charges	(5,533)	(4,109)	(3,935)
Payments to settle derivative instruments	(2,395)	(81,282)	0
Retirement of exchangeable bonds	0	(5,396)	(161,084)
Retirement of common stock	0	0	(20,271)
Net proceeds from issuance of Preferred stock, Series H	71,209	0	0
Retirement of Series D preferred units and Series G Preferred stock	0	0	(91,703)
Retirement of Series B preferred units and Series F Preferred stock	(103,800)	0	0
Equity related issuance cost	(627)	0	0
Net proceeds from stock options exercised	6,986	4,765	943
Net proceeds from issuance of common stock	323,931	251,455	198,511
Contributions from noncontrolling interest	0	4,038	0
Distributions to noncontrolling interest	(16,963)	(24,795)	(22,108)
Redemption of noncontrolling interest	(5,387)	(24,186)	(12,720)
Common and preferred stock dividends paid	(138,622)	(123,629)	(117,102)
Net cash provided by financing activities	208,348	328,431	24,122
Net (decrease) increase in cash and cash equivalents	(864)	(6,907)	(21,249)
Cash and cash equivalents at beginning of year	13,753	20,660	41,909
Cash and cash equivalents at end of year	12,889	13,753	20,660
Supplemental disclosure of cash flow information:
Cash paid for interest, net of $8,240, $9,486, and $10,463 capitalized in 2011, 2010 and 2009, respectively	89,691	83,497	81,878
Supplemental disclosure of noncash investing and financing activities:
Transfer from real estate under development to rental properties	165,214	170,940	92,517
Transfer from real estate under development to co-investments	54,472	0	0
Mortgage notes assumed in connection with purchases of real estate	20,927	87,336	0
Note receivable settled when the company purchased the property securingthe note receivable	0	25,750	0
Change in accrual of dividends	3,206	2,655	1,626
Change in fair value of derivative liabilities	230	1,907	42,973
Change in fair value of marketable securities	2,836	6,670	12,900
Change in construction payable	$ 2,518	$ 1,304	$ 8,278

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental disclosure of cash flow information:
Cash paid for interest, capitalized	$ 8,240	$ 9,486	$ 10,463

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
(1) Organization

The accompanying consolidated financial statements present the accounts of Essex Property Trust, Inc. (the "Company"), which include the accounts of the Company and Essex Portfolio, L.P. (the "Operating Partnership," which holds the operating assets of the Company).

The Company is the sole general partner in the Operating Partnership with a 93.8% general partner interest and the limited partners owned a 6.2% interest as of December 31, 2011.  The limited partners may convert their Operating Partnership units into an equivalent number of shares of common stock.  Total Operating Partnership units outstanding were 2,229,230 and 2,200,907 as of December 31, 2011 and 2010, respectively, and the redemption value of the units, based on the closing price of the Company's common stock totaled $313.2 million and $251.4 million, as of December 31, 2011 and 2010, respectively.  The Company has reserved shares of common stock for such conversions. These conversion rights may be exercised by the limited partners at any time through 2026.

As of December 31, 2011, the Company owned or had ownership interests in 159 apartment communities, (aggregating 32,753 units), five commercial buildings, and five active development projects (collectively, the "Portfolio").  The communities are located in Southern California (Los Angeles, Orange, Riverside, Santa Barbara, San Diego, and Ventura counties), Northern California (the San Francisco Bay Area) and the Seattle metropolitan area.

Summary of Critical and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Critical and Significant Accounting Policies [Abstract]
Summary of Critical and Significant Accounting Policies
(2) Summary of Critical and Significant Accounting Policies

(a) Principles of Consolidation

The accounts of the Company, its controlled subsidiaries and the variable interest entities ("VIEs") in which it is the primary beneficiary are consolidated in the accompanying financial statements. All significant inter-company accounts and transactions have been eliminated.

Noncontrolling interest includes the 6.2% and 6.6% limited partner interests in the Operating Partnership not held by the Company at December 31, 2011 and 2010, respectively. These percentages include the Operating Partnership's vested long term incentive plan units (see Note 13).  The noncontrolling interest balance for December 31, 2010 also includes the Operating Partnership's cumulative redeemable preferred units that were redeemed during 2011 (see Note 11).

The Company consolidates 19 DownREIT limited partnerships (comprising twelve communities), since the Company is the primary beneficiary of these variable interest entities ("VIEs").  The consolidated total assets and liabilities related to these VIEs, net of intercompany eliminations, were approximately $215.2 million and $173.4 million, respectively, as of December 31, 2011, and $217.3 million and $168.0 million, respectively, as of December 31, 2010.

The DownREIT VIEs collectively own twelve apartment communities in which Essex Management Company ("EMC") is the general partner, the Operating Partnership is a special limited partner, and the other limited partners were granted rights of redemption for their interests.  Such limited partners can request to be redeemed and the Company can elect to redeem their rights for cash or by issuing shares of its common stock on a one share per unit basis.  Conversion values will be based on the market value of the Company's common stock at the time of redemption multiplied by the number of units stipulated under the above arrangements.  The other limited partners receive distributions based on the Company's current dividend rate times the number of units held.  Total DownREIT units outstanding were 1,063,848 and 1,096,871 as of December 31, 2011 and 2010 respectively, and the redemption value of the units, based on the closing price of the Company's common stock totaled $149.5 million and $125.3 million, as of December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the carrying value of the other limited partners' interests is presented at their historical cost and is classified within noncontrolling interest in the accompanying consolidated balance sheets.

Interest holders in VIEs consolidated by the Company are allocated a priority of net income equal to the cash payments made to those interest holders or distributions from cash flow.  The remaining results of operations are generally allocated to the Company.

As of December 31, 2011 and 2010, the Company did not have any VIE's of which it was not deemed to be the primary beneficiary.

(b) Real Estate Rental Properties

Significant expenditures, which improve or extend the life of an asset and have a useful life of greater than one year, are capitalized.  Operating real estate assets are stated at cost and consist of land, buildings and improvements, furniture, fixtures and equipment, and other costs incurred during their development, redevelopment and acquisition.  Expenditures for maintenance and repairs are charged to expense as incurred.

The depreciable life of various categories of fixed assets is as follows:

Computer software and equipment	3 - 5 years
Interior unit improvements	5 years
Land improvements and certain exterior components of real property	10 years
Real estate structures	30 years

The Company capitalizes all costs incurred with the predevelopment, development or redevelopment of real estate assets or are associated with the construction or expansion of real property.  Such capitalized costs include land, land improvements, allocated costs of the Company's project management staff, construction costs, as well as interest and related loan fees, property taxes and insurance.  Capitalization begins for predevelopment, development, and redevelopment projects when activity commences.  Capitalization ends when the apartment home is completed and the property is available for a new resident or if the development activities are put on hold.

The Company allocates the purchase price of real estate to land and building, and identifiable intangible assets, such as the value of above, below and in-place leases. The values of the above and below market leases are amortized and recorded as either a decrease (in the case of above market leases) or an increase (in the case of below market leases) to rental revenue over the remaining term of the associated leases acquired, which in the case of below market leases the Company assumes lessees will elect to renew their leases.  The value of acquired in-place leases are amortized to expense over the term the Company expects to retain the acquired tenant, which is generally 20 months.

The Company performs the following evaluation for communities acquired:

(1)	Adjust the purchase price for any fair value adjustments resulting from such things as assumed debt or contingencies.
(2)	estimate the value of the real estate "as if vacant" as of the acquisition date;
(3)	allocate that value among land and building;
(4)	compute the value of the difference between the "as if vacant" value and the adjusted purchase price, which will represent the total intangible assets;
(5)	compute the value of the above and below market leases and determine the associated life of the above market/ below market leases;
(6)	compute the value of the in-place leases and customer relationships, if any, and the associated lives of these assets.

Whenever events or changes in circumstances indicate that the carrying amount of a property held for investment or held for sale may not be fully recoverable, the carrying amount will be evaluated for impairment. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount (including intangible assets) of a property held for investment, then the Company will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the property.  Fair value of a property is determined using conventional real estate valuation methods, such as discounted cash flow, the property's unleveraged yield in comparison to the unleveraged yields and sales prices of similar communities that have been recently sold, and other third party information, if available.  Communities held for sale are carried at the lower of cost and fair value less estimated costs to sell.  As of December 31, 2011 and 2010, no communities were classified as held for sale.

During 2009, the Company wrote-off development costs totaling $6.7 million related to two land parcels that will no longer be developed by the Company.  The costs were included in impairment and other charges in the accompanying consolidated statement of operations.  No impairment charges were recorded in 2011 or 2010.

In the normal course of business, the Company will receive purchase offers for its communities, either solicited or unsolicited. For those offers that are accepted, the prospective buyer will usually require a due diligence period before consummation of the transaction.  It is not unusual for matters to arise that result in the withdrawal or rejection of the offer during this process.  The Company classifies real estate as "held for sale" when all criteria under the accounting standard for the disposals of long-lived assets have been met.  In accordance with the standard, the Company presents income and gains/losses on communities sold or held for sale as discontinued operations.  The Company's equity in income or loss from real estate investments accounted for under the equity method of accounting remain classified in continuing operations upon disposition.  (See Note 6 for a description of the Company's discontinued operations for 2011, 2010, and 2009).

(c) Co-investments

The Company owns investments in joint ventures ("co-investments") in which it has significant influence, but its ownership interest does not meet the criteria for consolidation in accordance with the accounting standards.  Therefore, the Company accounts for these investments using the equity method of accounting.  Under the equity method of accounting, the investment is carried at the cost of assets contributed, plus the Company's equity in earnings less distributions received and the Company's share of losses.  For preferred equity investments the Company recognizes its preferred interest as its equity in earnings.

A majority of the co-investments, excluding the preferred equity investments, compensate the Company for its asset management services and some of these investments may provide promote distributions if certain financial return benchmarks are achieved.  Asset management fees are recognized when earned, and promote fees are recognized when the earnings events have occurred and the amount is determinable and collectible.  Any promote distributions are reflected in equity (loss) income in co-investments. There were no promote fees recognized in the accompanying consolidated statements of operations.

(d) Revenues and Gains on Sale of Real Estate

Revenues from tenants renting or leasing apartment units are recorded when due from tenants and are recognized monthly as they are earned, which is not materially different than on a straight-line basis.  Units are rented under short-term leases (generally, lease terms of 6 to 12 months) and may provide no rent for one or two months, depending on the market conditions and leasing practices of the Company's competitors in each sub-market at the time the leases are executed.   Revenues from tenants leasing commercial space are recorded on a straight-line basis over the life of the respective lease.

The Company recognizes gains on sales of real estate when a contract is in place, a closing has taken place, the buyer's initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company does not have a substantial continuing involvement in the property.

(e) Cash Equivalents and Restricted Cash

Highly liquid investments with maturities of three months or less when purchased are classified as cash equivalents.  Restricted cash balances relate primarily to reserve requirements for capital replacement at certain communities in connection with the Company's mortgage debt.

(f)  Marketable Securities

The Company reports its available for sale securities at fair value, based on quoted market prices (Level 2 for the unsecured bonds and Level 1 for the common stock and investment funds, as defined by the Financial Accounting Standards Board ("FASB") standard for fair value measurements as discussed later in Note 2), and any unrealized gain or loss is recorded as other comprehensive income (loss).  There were no impairment charges for the years ended December 31, 2011, 2010 and 2009.  Realized gains and losses, interest income, and amortization of purchase discounts are included in interest and other income on the consolidated statement of operations.

As of December 31, 2011 and 2010, marketable securities consisted primarily of investment-grade unsecured bonds, common stock, investments in mortgage backed securities and investment funds that invest in U.S. treasury or agency securities.  As of December 31, 2011 and 2010, the Company classified its investments in mortgage backed securities, which mature in November 2019 and September 2020, as held to maturity, and accordingly, these securities are stated at their amortized cost.  The estimated fair values of the mortgage backed securities (Level 2 securities) are approximately equal to the carrying values.

As of December 31, 2011 and 2010 marketable securities consist of the following ($ in thousands):

	December 31, 2011
		Gross
	Amortized	Unrealized
	Cost	Gain(Loss)	Fair Value
Available for sale:
Investment-grade unsecured bonds	$3,615	$399	$4,014
Investment funds - US treasuries	11,783	121	11,904
Common stock	10,067	1,552	11,619
Held to maturity:
Mortgage backed securities	46,738	-	46,738
Total	$72,203	$2,072	$74,275

	December 31, 2010
		Gross
	Amortized	Unrealized
	Cost	Gain	Fair Value
Available for sale:
Investment-grade unsecured bonds	$22,243	$4,403	$26,646
Investment funds - US treasuries	14,345	582	14,927
Common stock	8,638	112	8,750
Held to maturity:
Mortgage backed securities	41,987	-	41,987
Total	$87,213	$5,097	$92,310

The Company uses the specific identification method to determine the cost basis of a security sold and to reclassify amounts from accumulated other comprehensive income for securities sold.  For the years ended December 31, 2011, 2010 and 2009, the proceeds from sales of available for sale securities totaled $33.0 million, $102.0 million and $23.0 million, respectively.  These sales all resulted in gains, which totaled $5.0 million, $12.4 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(g) Notes Receivable

Notes receivable relate to real estate financing arrangements including mezzanine and bridge loans and are secured by real estate.  Interest is recognized over the life of the note.

Each note is analyzed to determine if it is impaired.  A note is impaired if it is probable that the Company will not collect all principal and interest contractually due.  The Company does not accrue interest when a note is considered impaired and a loan allowance is recorded for any principal and previously accrued interest that are not believed to be collectable. All cash receipts on impaired notes are applied to reduce the principal amount of such notes until the principal has been recovered and, thereafter, are recognized as interest income.   As of December 31, 2011 and 2010, no notes are impaired.

(h) Interest and Other Income

Interest income is generated primarily from cash balances and marketable securities as well as notes receivables.  Other income primarily consists of gains on sales of marketable securities.  Total interest and other income are comprised of the following for the years ended December 31 ($ in thousands):

	2011	2010	2009
Interest income	$10,501	$15,350	$11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	1,682	-	-
Other income	-	-	185
	$17,139	$27,841	$13,040

(i) Fair Value of Financial Instruments

The Company values its financial instruments based on the fair value hierarchy of valuation techniques described in the FASB's accounting standard for fair value measurements.  Level 1 inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices observable for the asset or liability.   Level 3 inputs are unobservable inputs for the asset or liability.  The Company uses Level 1 inputs for the fair values of its cash equivalents and its marketable securities except for unsecured bonds and mortgage backed securities.  The Company uses Level 2 inputs for its investments in unsecured bonds, mortgage backed securities, notes receivable, notes payable, and derivative liabilities.  These inputs include interest rates for similar financial instruments.  The Company's valuation methodology for derivatives is described in more detail in Note 9.  The Company's valuation methodology for the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community is described in detail in Note 9.  The Company does not use Level 3 inputs to estimate fair values of any of its financial instruments.  The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Management believes that the carrying amounts of its amounts outstanding under lines of credit, notes receivable and other receivables approximate fair value as of December 31, 2011 and 2010, because interest rates, yields and other terms for these instruments are consistent with yields and other terms currently available for similar instruments.  Management has estimated that the fair value of the Company's $1.77 billion and $1.56 billion of fixed rate debt at December 31, 2011 and 2010, respectively, to be $1.88 billion and $1.58 billion.  Management has estimated the fair value of the Company's $593.7 million and $695.2 million of variable rate debt at December 31, 2011 and 2010, respectively, is $572.3 million and $672.8 million based on the terms of the Company's existing variable rate debt compared to those available in the marketplace.  Management believes that the carrying amounts of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, construction payables, dividends payable and other liabilities approximate fair value as of December 31, 2011 and 2010 due to the short-term maturity of these instruments.  Marketable securities, and both the note payable and the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community are carried at fair value as of December 31, 2011 and 2010, as discussed above and in Note 9.

(j) Interest Rate Protection, Swap, and Forward Contracts

The Company uses interest rate swaps, interest rate cap contracts, and forward starting swaps to manage interest rate risks.  As of December 31, 2011, there were no outstanding forward starting swaps.  The valuation of these derivative instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of  forward starting interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) were based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.  The Company records all derivatives on its consolidated balance sheet at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.   Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings.  For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in other comprehensive income (outside of earnings) and subsequently reclassified to earnings when the hedged transaction affects earnings, and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings.  The Company assesses the initial and ongoing effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction.

For derivatives not designated as cash flow hedges, changes in fair value are recognized in earnings.  All of the Company's interest rate swaps and interest rate caps are considered cash flow hedges except for the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community as described in detail in Note 9.  The Company did not have any fair value hedges during the years end December 31, 2011, 2010 and 2009.

The Company's objective in using derivatives is to add stability to interest expense and to manage its exposure to interest rate movements or other identified risks.  To accomplish this objective, the Company primarily used interest rate swaps and interest rate forward-starting swaps as part of its cash flow hedging strategy.  The Company was hedging its exposure to the variability in future cash flows for a portion of its forecasted transactions.

(k) Deferred Charges

Deferred charges are principally comprised of loan fees and related costs which are amortized over the terms of the related borrowing in a manner which approximates the effective interest method.

(l) Income Taxes

Generally in any year in which the Company qualifies as a real estate investment trust ("REIT") under the Internal Revenue Code (the "IRC"), it is not subject to federal income tax on that portion of its income that it distributes to stockholders. No provision for federal income taxes, other than the taxable REIT subsidiaries discussed below, has been made in the accompanying consolidated financial statements for each of the years in the three-year period ended December 31, 2011 as the Company has elected to be and believes it qualifies under the IRC as a REIT and has made distributions during the periods in amounts to preclude the Company from paying federal income tax.

In order to maintain compliance with REIT tax rules, the Company utilizes taxable REIT subsidiaries for various revenue generating or investment activities. The taxable REIT subsidiaries are consolidated by the Company. The activities and tax related provisions, assets and liabilities are not material.

The status of cash dividends distributed for the years ended December 31, 2011, 2010, and 2009 related to common stock, Series H, Series F, and Series G preferred stock are classified for tax purposes as follows:

	2011	2010	2009
Common Stock
Ordinary income	63.68%	82.46%	79.82%
Capital gain	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain	0.74%	0.00%	4.42%
Return of capital	24.42%	11.93%	0.00%
	100.00%	100.00%	100.00%

	2011	2010	2009
Series F, G, and H Preferred stock
Ordinary income	100.00%	93.63%	79.82%
Capital gains	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain	0.00%	0.00%	4.42%
Return of capital	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%

(m) Preferred Stock

The Company's Series G Cumulative Convertible Preferred Stock (" Series G Preferred Stock")  contains fundamental change provisions that allow the holder to redeem the preferred stock for cash if certain events occur.  The redemption under these provisions is not solely within the Company's control, thus the Company has classified the Series G Preferred Stock as temporary equity in the accompanying consolidated balance sheets.

The Company's Series H Cumulative Redeemable Preferred Stock ("Series H Preferred Stock"), issued during 2011, contains fundamental change provisions that allow the holder to redeem the preferred stock for cash if certain events occur.  The redemption under these provisions is within the Company's control, and thus the Company has classified the Series H Preferred Stock as permanent equity in the accompanying consolidated balance sheets as of December 31, 2011.  The same was true for the Series F Cumulative Redeemable Preferred Stock that was redeemed during 2011 and is classified as permanent equity as of December 31, 2010.

(n) Equity-based Compensation

The cost of share and unit based compensation awards is measured at the grant date based on the estimated fair value of the awards.  The estimated fair value of stock options and restricted stock granted by the Company are being amortized over the vesting period.  The estimated grant date fair values of the long term incentive plan units (discussed in Note 13) are being amortized over the expected service periods.

(o) Accounting Estimates and Reclassifications

The preparation of consolidated financial statements, in accordance with U.S. generally accepted accounting principles ("GAAP"), requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, including those related to acquiring, developing and assessing the carrying values of its real estate portfolio, its investments in and advances to joint ventures and affiliates, its notes receivable and its qualification as a REIT.  The Company bases its estimates on historical experience, current market conditions, and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may vary from those estimates and those estimates could be different under different assumptions or conditions.

Reclassifications for discontinued operations for the years ended December 31, 2010 and 2009 and fully depreciated assets as of December 31, 2010 have been made to prior year balances in order to conform to the current year presentation.  Additionally, the Company has reclassified cost of management and other fees from general and administrative expenses for the years ended December 31, 2010, and 2009, respectively, to conform to current year presentation.  Such reclassifications have no impact on reported earnings, cash flows, total assets or total liabilities.

Real Estate Investments	12 Months Ended
Dec. 31, 2011
Real Estate Investments [Abstract]
Real Estate Investments
(3) Real Estate Investments

(a) Acquisitions of Real Estate

For the year ended December 31, 2011, the Company purchased five communities consisting of 386-units for $103.3 million.  The Company also acquired a property that is operated as a retail property that the Company plans to develop as a community in the future.

During the first quarter of 2011, the Company acquired Santee Village, a 73-unit adaptive re-use condominium community located in downtown Los Angeles for $17.0 million.  This community is adjacent to the Santee Court apartments acquired in 2010.  Also, during the quarter, the Company purchased 1000 Kiely, a 121-unit garden-style community located in Santa Clara, California for $31.4 million.

During the second quarter of 2011, the Company acquired Bellerive, a completed 63-unit vacant condominium project that the Company operates as a rental community located in West Los Angeles for $27.0 million.  Also during the second quarter, the Company invested $20.6 million in the purchase of Santa Clara Retail which is secured by a mortgage loan due in April 2014 at an interest rate that is currently at 5.0%.  The plans for this project are to entitle a portion of the site for 494 apartment units.  The site is currently improved with retail space that is 100% leased.

During the third quarter of 2011, the Company acquired the Bernard, a 63-unit community located in the Lower Queen Anne district of Seattle, Washington for $13.8 million. As part of the transaction, the Company assumed a $9.4 million loan secured by the property at a fixed rate of 6.0% which matures in January 2019.

During the fourth quarter 2011, the Company acquired Delano, a 66-unit community located in Redmond, Washington for $14.1 million.

For the year ended December 31, 2010, the Company purchased eleven communities for approximately $456.3 million, consisting of the following communities ($ in thousands):

Communities	Purchase Price	Units	Quarter Acquired
416 @ Broadway	$43,000	115	Q4 2010
Anavia	80,600	250	Q4 2010
Santee Court	31,100	165	Q4 2010
Courtyard off Main	30,000	110	Q4 2010
Corbella at Juanita Bay	23,400	169	Q4 2010
Allegro	29,850	97	Q4 2010
101 San Fernando	64,100	323	Q3 2010
The Commons	42,500	264	Q3 2010
Bella Villagio	54,000	231	Q3 2010
Muse	39,100	152	Q3 2010
Elevation	18,600	156	Q2 2010
Total 2010 purchases	$456,250	2,032

(b) Sales of Real Estate investments

For the year ended December 31, 2011, the Company sold $23.4 million of real estate which resulted in a gain of $8.4 million.  The Company also sold a land parcel that was previously held for future development.

During the second quarter of 2011, the Company disposed of Woodlawn Colonial, a 159-unit community located in Chula Vista, California for $16.0 million which resulted in a gain of $5.2 million.  The property was purchased in 2002 as part of the John M. Sachs, Inc. merger.

During the third quarter 2011, the Company sold the View Pointe land parcel located in Newcastle, Washington for net proceeds of $1.4 million and a gain of $0.2 million.

During the fourth quarter of 2011, the Company sold the Clarendon office building in Woodland Hills, California for $7.4 million which resulted in a gain of $3.2 million on the sale.

No communities were held for sale as of December 31, 2011 and 2010.

(c) Co-investments

The Company has joint venture investments in co-investments which are accounted for under the equity method.  The joint ventures own, operate and develop apartment communities.

Wesco I, LLC

During 2011, the Company entered into a 50/50 programmatic joint venture, Wesco, I LLC ("Wesco I"), with an institutional partner for a total equity commitment from the partners of $200.0 million.  Each partner's equity commitment is $100.0 million.   The Company has contributed $78.3 million to Wesco I, and as of December 31, 2011, Wesco I owned six apartment communities with 2,013 units for an aggregate purchase price of $429.2 million.

During the second quarter 2011, Wesco I acquired Arbors Parc Rose, a 373-unit community located in Oxnard, California for $92.0 million.  Wesco I obtained a $100.0 million line of credit at a rate of LIBOR + 2.3%, and Wesco I obtained secured mortgage loans totaling $59.9 million at 4.7% secured by Arbors Parc Rose for 10 years in June.

During the third quarter of 2011, Wesco I acquired Reveal (formerly Millennium at Warner Center), a 438-unit community located in the Canoga Park area of Los Angeles county.  The property, which was completed in 2010, was acquired for $132.9 million.  Wesco I obtained a mortgage loan for $78.7 million at LIBOR + 1.9% secured by Reveal with a maturity of two years with two 1-year extensions.  Also, during the quarter, the Company acquired Redmond Hill, a group of four communities built between 1985 and 2003 consisting of 882-units in Redmond, Washington.  The properties, are operated as two separate communities, were acquired for $151.3 million through the Company's joint venture, Wesco I.  In conjunction with the acquisition, Wesco I obtained two 10-year loans totaling $97.1 million secured by Redmond Hill at a fixed rate of 4.06%.

During the fourth quarter of 2011, Wesco I acquired Briarwood for $27.8 million.  The property is a 160-unit community located in Fremont, California that was built in 1979.  Wesco I intends to renovate the exterior of the community and complete interior renovations for an estimated total cost of $5.9 million.  Wesco I obtained a $19.3 million mortgage loan at a rate of 3.93% secured by the community for a term of 10 years.  Also, during the quarter, Wesco I acquired The Woods for $25.2 million.  The property is a 160-unit community built in 1978 and located less than a half mile from Briarwood, in Fremont, California.  Wesco I assumed a $13.5 million loan secured by the property at a rate of 6.04% that matures in September 2016.

Essex Apartment Value Fund II, L.P.

Essex Apartment Value Fund II, L.P. ("Fund II"), has eight institutional investors with combined partner equity contributions of $265.9 million.  The Company contributed $75.0 million to Fund II, which represents a 28.2% interest as general partner and limited partner.  Fund II utilized debt as leverage equal to approximately 55% upon the initial acquisition of the underlying real estate.  Fund II invested in apartment communities in the Company's targeted West Coast markets with an emphasis on investment opportunities in the Seattle metropolitan area and the San Francisco Bay Area.  As of October 2006, Fund II was fully invested and closed for any future acquisitions or development.  As of December 31, 2011 and 2010, Fund II owned fourteen apartment communities. No communities have been sold by Fund II.

Essex Skyline at MacArthur Place

During the first quarter of 2010, the Company entered into a joint venture that acquired Essex Skyline at MacArthur Place, a new 349-unit high rise condominium project that is operated as an apartment community.  The property is located in Santa Ana, California and the acquisition price was $128 million.  The Company acquired a 50% interest in the joint venture and accounts for this co-investment on the equity method, and the Company earned a fee of $0.5 million for the acquisition of the property.  The Company receives management fees and may earn a promoted interest if certain financial hurdles are achieved by the joint venture for the management and sale of the property.

Canada Pension Plan Investment Board – Joint Venture Developments

During the second quarter 2011, the Company entered into a joint venture with the Canada Pension Plan Investment Board ("CPPIB") to develop its Cadence site located in San Jose, California.  The Company contributed the land to the joint venture, and the Company accounts for this joint venture using the equity method.  The Company holds a 55% interest in the joint venture and will earn development, asset, and property management fees.  The Company may also earn a promoted interest.

During the third quarter 2011, the Company entered into another joint venture with the CPPIB to develop a 309-unit community located in West Dublin, California.  The Company contributed the land to the joint venture, and the Company accounts for this joint venture on the equity method.  The Company holds a 55% interest in the venture and will earn development, asset and property management fees, and may earn a promoted interest.

Fountain and Santa Monica at La Brea – Joint Venture Developments

During the third quarter 2011, the Company entered into a development joint venture with a regional developer for the construction of Fountain at La Brea, a 187-unit community with approximately 18,200 square feet of retail located in West Hollywood, California.  The regional developer contributed the land and the Company contributed approximately $9.0 million in cash for a 50% interest in the venture.  The joint venture obtained bond financing for the project in the amount of $54.5 million with a maturity date of October 2046 and entered into an interest rate swap transaction with respect to the bonds that terminates in September 2016 that effectively converts the interest rate to SIFMA plus 150 basis points through December 2016.

In the fourth quarter 2011, the Company entered into another development joint venture with the same regional developer for the construction of Santa Monica at La Brea, a 184-unit apartment community with approximately 12,750 square feet of retail located in West Hollywood, California.  The 50/50 joint venture was created with the contribution of $5.8 million by the Company and the contribution of entitled land by the regional developer.  The joint venture secured bond financing in the amount of $59.9 million, maturing in December 2046.  The joint venture entered into a total return swap agreement that effectively converts the interest rate to SIFMA plus 150 basis points through December 2016.

Debt is joint and several.  Additionally, if either partner fails to make capital contributions to one of these joint ventures in certain instances, then the ownership interest of the defaulting partner in the other joint venture may be reduced.

Queen Anne – Joint Venture Development

During December 2010, the Company entered into a development joint venture with a partner who contributed a land parcel during the first quarter of 2011 in return for a 50% interest in the venture and the Company contributed cash equal to the value of the land in return for a 50% interest in the joint venture. The 275-unit community under development is located in Seattle, Washington.  Queen Anne obtained a $45.0 million construction loan at a rate of LIBOR plus 195 basis points, due July 2014, with two one-year extension options exercisable at the Company's option.

Preferred Equity Investments

During first quarter 2011, the Company invested $9.7 million as preferred equity investments in two apartment communities located in downtown Los Angeles.  The investments are for ten years with a preferred return of 9% for five years, increasing to a minimum of 10% and a maximum of 12.5% thereafter.

During the second quarter of 2011, the Company completed a $13.0 million preferred equity investment in an entity owning an apartment community located in downtown Los Angeles.  The Company's preferred return is 10% and the Company's investment has a five-year term.

During the third quarter of 2011, the Company sold its preferred stock investments in MyNewPlace.com, a real estate technology company for net proceeds of $1.6 million and a gain of $0.9 million.

During the fourth quarter of 2011, the Company entered into a 50/50 joint venture with an institutional partner, Wesco II, LLC ("Wesco II"), which in turn closed a $175 million preferred equity investment in Park Merced, a 3,221-unit apartment community located in San Francisco, California.  The preferred equity investment has a stated term of 7 years and a preferred return of 10.1%.  The investment cannot be repaid during the first two years, and there is a prepayment penalty in the third through the fifth year of the investment.  The community is encumbered with a $450 million senior mortgage loan with a fixed interest rate of 3.83%.  The senior loan represents roughly a 60% loan to value, and the projected debt service coverage is approximately 110% including Wesco II's preferred equity investment (unaudited).

During the third quarter of 2010, the Company invested $12.0 million as a preferred equity interest investment in a related party entity that owns a 768-unit apartment community in Anaheim, California.  The preferred return is 13% for the first five years and 15% thereafter.

During the first quarter of 2009, the Company wrote-off its $5.8 million investment in a development joint venture and the write-off is included in impairment and other charges in the accompanying consolidated statement of operations for the year ended December 31, 2009.  This investment was held by a taxable REIT subsidiary.  During the fourth quarter of 2011, an income tax benefit of $1.6 million was recognized for the 2009 write-off when the "more likely than not" hurdle was achieved.  The $1.6 million benefit is included in interest and other income in the accompany consolidated statement of operations for the year ended December 31, 2011.

The carrying values of the Company's co-investments as of December 31, 2011 and 2010 are as follows ($ in thousands):

	2011	2010
Investments in joint ventures accounted for under the equity method of accounting:

Membership interest in Wesco I	$75,588	$-
Partnership interest in Fund II	64,294	66,000
Membership interest in a limited liability company that owns
Essex Skyline at MacArthur Place	24,063	29,187
Total operating co-investments	163,945	95,187

Membership interests in limited liability companies that own and are developing Cadence and West Dublin	62,897	-
Membership interest in a limited liability company that owns and is developing Queen Anne	17,981	-
Membership interests in limited liability companies that own and are developing Fountain at La Brea and Santa Monica at La Brea	15,194	-
Total development co-investments	96,072	-

Membership interest in Wesco II that owns a preferred equity interest in Park Merced with a perferred return of 10.1%	88,075	-
Preferred interests in limited liability companies that own apartment communities in downtown Los Angeles with preferred returns of 9% and 10%	22,792	-
Preferred interest in a related limited liability company that owns
Madison Park at Anaheim with a preferred return of 13%	12,528	12,014
Total preferred interest investments	123,395	12,014

Investments accounted for under the cost method of accounting:
Series A and B-2 Preferred Stock interests in Multifamily Technology Solutions, Inc.	-	639
Total co-investments	$383,412	$107,840

The combined summarized financial information of co-investments, which are accounted for under the equity method, is as follows ($ in thousands):

	December 31,
	2011	2010
Balance Sheets:
Rental properties and real estate under development	$1,659,078	$750,808
Other assets	63,847	15,864
Total assets	$1,722,925	$766,672

Debt	$900,095	$450,693
Other liabilities	48,518	7,076
Equity	774,312	308,903
Total liabilities and partners' equity	$1,722,925	$766,672

Company's share of equity	$383,412	$107,201

	Years ended
	December 31,
	2011	2010	2009
Statements of operations:
Property revenues	$106,386	$54,699	$47,201
Property operating expenses	(43,066)	(24,098)	(18,450)
Net operating income	63,320	30,601	28,751

Interest expense	(27,843)	(13,619)	(10,805)
General and administrative	(1,748)	(709)	(294)
Depreciation and amortization	(44,412)	(20,850)	(15,656)
Net (loss) income	$(10,683)	$(4,577)	$1,996

Company's share of net (loss) income	$(467)	$(1,715)	$670

(d) Real Estate For Development

The Company defines real estate under development activities as new communities that are in various stages of active development, or the community is in lease-up and phases of the project are not completed.  As of December 31, 2011, the Company had no active consolidated developments and five active joint venture development projects comprised of 1,235 units for an estimated cost of $422.6 million, of which $282.6 million remains to be expended.

The Company defines the predevelopment pipeline as new communities in negotiation or in the entitlement process with a high likelihood of becoming development activities.  As of December 31, 2011, the Company had an investment interest in a joint venture that owns one development community aggregating 481 units that was classified as a predevelopment project.  The Company had incurred $42.8 million in costs for the joint venture predevelopment property at December 31, 2011.  The Company owns land in various stages of entitlement that is being held for future development or sale aggregating 298 units as of December 31, 2011.  The Company had incurred $44.3 million in costs related to this land held for future development or sale.

Notes and Other Receivables	12 Months Ended
Dec. 31, 2011
Notes and Other Receivables [Abstract]
Notes and Other Receivables
(4) Notes and Other Receivables

Notes receivables, secured by real estate, and other receivables consist of the following as December 31, 2011 and 2010 ($ in thousands):

	2011	2010

Note receivable, secured, bearing interest at 9.8%, paid in full January 2012	$7,331	$7,331
Note receivable, secured, bearing interest at 5.0%, due November 2012	12,428	-
Note receivable, secured, bearing interest at 8.8%, due December 2012	10,928	10,930
Note receivable, secured, bearing interest at LIBOR + 8.0%, due December 2012	6,422	6,513
Note receivable, secured, bearing interest at 8.0%, due November 2013	971	971
Note receivable, secured, bearing interest at 6.5%, due December 2014	3,221	3,221
Note receivable, secured, bearing interest at 6.3%, due June 2017	17,646	16,708
Note receivable from affiliates	2,734	531
Other receivables	4,688	3,239
	$66,369	$49,444

During the fourth quarter 2011, the Company originated a loan secured by land located in San Mateo, California.  The loan of $12.4 million has an interest rate of 5% and is due to mature in November 2012.  The loan was originated with a purchase and sale agreement that gives the Company an option to acquire the property during 2012 and develop a community with 197 units.

In the second quarter of 2010, the Company purchased a loan secured by Santee Court located in Los Angeles, California. This $25.7 million loan, with an October 2010 maturity date, was purchased at a discount for $21.0 million and the discount was accreted to interest income.  In late October 2010, the Company purchased the property for $31.1 million in a multiple bid process.

In the fourth quarter 2010, the Company purchased a mortgage note receivable at a discount to par value for $16.6 million secured by Reserve Lofts, a 78-unit condominium community operated as a rental property, located in Los Angeles, California.  Amounts outstanding under the terms of the loan totaled $19.2 million.    This note was amended during the first quarter of 2011 to accelerate the maturity date to February 2014 with an 18 month extension option at a stated interest rate of 6.3%; which resulted in a change in the effective yield to the Company from 8.4% to 9.6%.

In January 2012 the mortgage loan secured by California Hill was paid off in full for $7.3 million.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(5) Related Party Transactions

Management and other fees from affiliates is comprised primarily of asset management, property management, development and redevelopment fees from co-investments.  These fees to affiliates total $6.8 million, $4.1 million, and $4.3 million for the years ended December 31, 2011, 2010, and 2009, respectively, and a property acquisition fee of $0.5 million from the limited liability company that owns Skyline at MacArthur Place for the year ended December 31, 2010.  All of these fees are net of intercompany amounts eliminated by the Company.

The Company's Chairman and founder, Mr. George Marcus, is the Chairman of The Marcus & Millichap Company ("TMMC").  During the third quarter of 2010, the Company invested $12.0 million as a preferred equity interest investment in a related party entity that owns a 768-unit apartment community in Anaheim, California.  The entity that owns the property is an affiliate of TMCC.  The Company's independent directors approved the investment in this entity.  The preferred return for this investment during the first five years is 13% per annum, and the preferred return increases to 15% thereafter.

During the second quarter of 2010, the independent directors approved the partial redemption for cash by the Operating Partnership of limited Operating Partnership units that were held Mr. Marcus, at $106.76 per unit representing a 2% discount from the closing price of the Company's common stock on May 17, 2010.  The Operating Partnership purchased 187,334 units from Mr. Marcus.  Under the Operating Partnership's partnership agreement, limited partnership units are exchangeable on a one-for-one basis into shares of the Company's common stock, or at the Company's option, for cash.

An Executive Vice President of the Company invested $4.0 million for a 6% limited partnership interest in a partnership with the Company that acquired a 50% interest in a limited liability company that acquired Essex Skyline at MacArthur Place.  The Executive Vice President's investment is equal to a pro-rata share of the contributions, and distributions resulting from distributable cash generated by Essex Skyline at MacArthur Place will be calculated in the same manner as the calculation of distributions to the third party investor.  The Executive Vice President does not participate in any promote interest or fees paid to the Company by the Essex Skyline at MacArthur Place joint venture.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
(6) Discontinued Operations

During 2011, the Company sold one apartment community, Woodlawn Colonial, and one office building, Clarendon, for a total of $23.4 million resulting in gains totaling $8.4 million.  As of December 31, 2011 and 2010 no communities were held for sale.

During 2009, the Company sold five communities, Maple Leaf, Spring Lake, Mountain View, Carlton Heights Villas and Grand Regency totaling 353 units, for $38.0 million resulting in gains totaling $8.7 million.

The Company has recorded the gains and operations for these various assets sold as part of discontinued operations in the accompanying consolidated statements of operations.  The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets ($ in thousands):

	2011	2010	2009

Revenues (1)	$4,081	$5,453	$7,504

Property operating expenses (1)	(1,861)	(2,342)	(3,007)
Depreciation and amortization	(1,115)	(1,491)	(1,980)
Expenses	(2,976)	(3,833)	(4,987)
Operating income from real estate sold	1,105	1,620	2,517

Gain on sale of real estate	8,382	-	8,626
Internal disposition costs	(839)	-	(683)
Income from discontinued operations	$8,648	$1,620	$10,460

(1)
For 2011, 2010 and 2009, discontinued operations consisted of the operating results of Woodland Colonial and Clarendon properties sold in 2011 and the operating results of Tierra del Sol/Norte and Alpine Country which were sold in 2012.

Mortgage Notes Payable	12 Months Ended
Dec. 31, 2011
Mortgage Notes Payable [Abstract]
Mortgage Notes Payable
(7) Mortgage Notes Payable

Mortgage notes payable consist of the following as of December 31, 2011 and 2010 ($ in thousands):

	2011	2010

Mortgage notes payable, secured by deeds of trust, bearing interest at ranges ranging from 4.9% to 7.4% as of December 31, 2011 principal and interest payments due monthly, and maturity dates ranging from August 2012 through April 2021	$1,502,208	$1,563,513
Multifamily housing mortgage revenue bonds secured by deeds of trust on rental properties and guaranteed by collateral pledge agreements, payable monthly at a variable rate as defined in the Loan Agreement (approximately 2.0% at December 2011 and 2.1% at December 2010), plus credit enhancement and underwriting fees ranging from approximately 1.2% to 1.9%. Among the terms imposed on the properties, which are security for the bonds, is a requirement that 20% of the units are subject to tenant income criteria. Principal balances are due in full at various maturity dates from June 2012 through December 2039.  Of these bonds $187.8 million are subject to various interest rate cap agreements which limit the maximum interest rate to such bonds
	243,650	269,232
	$1,745,858	$1,832,745

The aggregate scheduled principal payments of mortgage notes payable are as follows ($ in thousands):

2012	$35,953
2013	215,583
2014	77,179
2015	70,305
2016	12,907
Thereafter	1,333,931
$1,745,858

For the Company's mortgage notes payable as of December 31, 2011, monthly interest expense and principal amortization, excluding balloon payments, totaled approximately $7.0 million and $1.9 million, respectively.  Second deeds of trust accounted for $110.7 million of the $1.7 billion in mortgage notes payable as of December 31, 2011.  Repayment of debt before the scheduled maturity date could result in prepayment penalties.  The prepayment penalty on the majority of the Company's mortgage notes payable are computed by the greater of (a) 1% of the amount of the principal being prepaid or (b) the present value of the mortgage note payable which is calculated by multiplying the principal being prepaid by the difference between the interest rate of the mortgage note and the stated yield rate on a specified U.S. treasury security as defined in the mortgage note agreement.  (See Schedule III for a list of mortgage loans related to each community in the Company's Portfolio.)

The Company has elected the fair value option for certain tax-exempt bonds assumed during 2010.  The initial fair value was $35.2 million and the fair value as of December 31, 2011 and 2010 was $35.3 million and $32.9 million, respectively.  The change in fair value of the debt is offset by the change in value of the total return swap for this debt.  This total return swap is discussed in Note 9.

In the fourth quarter of 2010, the Company entered into a 10-year $207.2 million term credit facility with Fannie Mae secured by seven communities at a fixed rate of 4.3%.  Interest expense is recorded on the debt at an effective interest rate of 6.8% as a result of settlement of forward-starting swaps.  Communities may be substituted or released from the facility based on certain loan to value and debt service coverage ratios, as defined in the credit facility agreement.

The Company has repurchased the remaining $4.9 million of its exchangeable bonds during 2010 and recognized a loss of $10 thousand in 2010.  Gains of $4.8 million for the year ended December 31, 2009 were recognized for exchangeable bonds repurchased in that year.

Unsecured Debt and Lines of Credit	12 Months Ended
Dec. 31, 2011
Unsecured Debt and Lines of Credit [Abstract]
Unsecured Debt Lines of Credit
(8) Unsecured Debt and Lines of Credit

The Company has two lines of credit aggregating $440.0 million as of December 31, 2011.  The Company has a $425.0 million unsecured line of credit with an accordion option to $500.0 million.  As of December 31, 2011 there was a $150.0 million balance on this unsecured line.  The underlying interest rate on the $425.0 million line is based on a tiered rate structure tied to Fitch and S&P ratings on the credit facility and the rate was LIBOR plus 1.25% as of December 31, 2011.  This facility matures in December 2014 with two one-year extensions, exercisable by the Company.  During the first quarter of 2011, the Company entered into a new working capital unsecured line of credit agreement for $15.0 million.  As of December 31, 2011 there was no balance outstanding on this unsecured line.  The underlying interest rate on the $15.0 million line is based on a tiered rate structure tied to Fitch and S&P ratings on the credit facility of LIBOR plus 1.25%.  This facility matured in January 2012.  During January 2012, the Company renegotiated the terms of the line of credit increasing the borrowing limit to $25.0 million and extended the term of the loan to January 2014, with a one year extension option.

The Company had a $250.0 million credit facility from Freddie Mac, which was secured by eleven apartment communities.  The Company elected to terminate the line of credit in the fourth quarter 2011 and expensed the related unamortized deferred finance charges totaling $0.6 million as loss on early retirement of debt.

During the 2011, the Company issued $265 million of unsecured bonds through private placements at an average interest rate of 4.5%, $150.0 million in the first quarter at 4.36% due in 2016, $40.0 million in the second quarter at 4.5% due in 2017, and $75.0 million, also in the second quarter, at 4.92% due in 2019.

During the fourth quarter of 2011, the Company closed a five year, $200 million unsecured term loan.  The term loan has a variable interest rate of LIBOR plus 1.4%.  In conjunction with this transaction the Company has entered into interest rate swap contracts for a term of five years with a total notional amount of $150 million that effectively convert the borrowing rate on $150 million of the $200 million term loan to a fixed rate of 2.66%.

The Company's unsecured line of credit and unsecured debt agreements contain debt covenants related to limitations on indebtedness and liabilities and maintenance of minimum levels of consolidated earnings before depreciation, interest and amortization.  The Company was in compliance with the debt covenants as of December 31, 2011 and 2010.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
(9) Derivative Instruments and Hedging Activities

The Company uses interest rate swaps and interest rate cap contracts to manage certain interest rate risks. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.

During the fourth quarter of 2011, the Company entered into four interest rate swap contracts with an aggregate notional amount of $150.0 million that effectively fixed the interest rate on $150.0 million of the $200.0 million unsecured term loan at 2.66% through November 2016.  These derivatives qualify for hedge accounting.  As of December 31, 2011 the Company also had twelve interest rate cap contracts totaling a notional amount of $187.8 million that qualify for hedge accounting as they effectively limit the Company's exposure to interest rate risk by providing a ceiling on the underlying variable interest rate for $202.7 million of the Company's tax exempt variable rate debt.  The aggregate carrying value of the interest rate swap contracts was a liability of $1.4 million and the aggregate carrying value of the interest rate cap contracts was an asset of $0.2 million.

During the first quarter of 2011, the Company settled its remaining $20.0 million forward starting swap contract for $2.3 million which was applied to the $32.0 million mortgage obtained in February 2011, increasing the effective borrowing rate from 5.4% to 6.2%.

During 2010, the Company settled $355 million in forward-starting swap contracts for $81.3 million, which was applied to 10-year mortgage loans obtained in 2010.  The settlement of the forward-starting swaps increased the average effective interest rate on the 2010 mortgage loans from 4.5% to 6.8%.   During 2010, the Company incurred $2.3 million in expense related to the ineffectiveness of certain of the settled forward-starting swap hedges, which is included in impairment and other charges in the accompanying consolidated statement of operations for the year ended December 31, 2010.  No hedge ineffectiveness on cash flow hedges was incurred during the years ended December 31, 2011 and 2009.

During July 2010, the Company entered into a swap transaction (the "Swap") with respect to $38.0 million of tax-exempt bonds for the 101 San Fernando apartment community (the "Bonds") with Citibank, N.A. ("Citibank").  This swap is not designated as a hedge; accordingly the change in fair value of the swap is recorded as a gain or loss in the Company's consolidated statement of operations.  Under the terms of the Swap, the Company pays a variable amount equal to the SIFMA Index plus a fixed spread on a notional amount that starts at $35.2 million and over the three-year term of the swap increases ratably to $38.0 million.  In return, Citibank pays an amount equal to the coupon on the Bonds multiplied by the outstanding par value of the bonds, $38.0 million.  The Swap has a termination date of July 12, 2013 and may be terminated by the Company at anytime commencing in July 2011 and by Citibank if certain events occur.  Upon termination of the swap, whether early or on the stated termination date, a payment based on the change in value of the Bonds will occur.  Should the Bonds decline in value from the $35.2 million value of the Bonds at the inception of the swap, the Company will be obligated to make a payment equal to 100% of the price depreciation.  Should the Bonds increase in value, Citibank will be obligated to make a payment equal to approximately 85% of the price appreciation. As of December 31, 2011 and 2010, the fair value of the swap was a liability of $1.8 million and $3.0 million, respectively.

Lease Agreements	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Lease Agreements
(10) Lease Agreements

As of December 31, 2011 the Company is a lessor for three commercial buildings and the commercial portions of 19 mixed use communities. The tenants' lease terms expire at various times through 2024.  The future minimum non-cancelable base rent to be received under these operating leases for each of the years ending after December 31 is summarized as follows ($ in thousands):

Future
Minimum
Rent
2012	$6,778
2013	6,772
2014	6,735
2015	5,404
2016	3,259
Thereafter	16,301
$45,249

Equity Transactions	12 Months Ended
Dec. 31, 2011
Equity Transactions [Abstract]
Equity Transactions
(11) Equity Transactions

Preferred Securities Offerings

As of December 31, 2011, the Company, has the following cumulative preferred securities outstanding:

		Shares	Shares	Liquidation
Description	Issue Date	Authorized	Outstanding	Preference
7.125% Series H	April 2011	8,000,000 shares	2,950,000 shares	$ 73,750
4.875% Series G	July 2006	5,980,000 shares	178,249 shares	$ 4,456

Dividends on the preferred securities are payable quarterly. The holders of the securities have limited voting rights if the required dividends are in arrears.

During the second quarter of 2011, the Company issued 2,950,000 shares of 7.125% Series H Cumulative Redeemable Preferred Stock ("Series H") at a price of $25.00 per share for net proceeds of $71.2 million, net of costs and original issuance discounts.  The Series H has no maturity date and generally may not be called by the Company before April 13, 2016.  Net proceeds from the Series H offering were used to redeem all of the 7.875% Series B Cumulative Redeemable Preferred Units of Essex Portfolio, L.P. ("Series B") with a liquidation value of $80.0 million, which resulted in excess of cash paid of $1.0 million over the carrying value of Series B due to deferred offering costs and original issuance discounts.

Also during the second quarter of 2011, the Company redeemed its 7.8125% Series F Preferred Stock ("Series F") at liquidation value for $25.0 million which resulted in excess of cash paid of $0.9 million over the carrying value of Series F due to deferred offering costs and original issuance discounts.

During the third quarter of 2006, the Company sold 5,980,000 shares of 4.875% Series G Cumulative Convertible Preferred Stock ("Series G Preferred Stock") for gross proceeds of $149.5 million.  Holders may convert Series G Preferred Stock into shares of the Company's common stock subject to certain conditions.  The conversion rate was initially .1830 shares of common stock per the $25 share liquidation preference, which is equivalent to an initial conversion price of approximately $136.62 per share of common stock (the conversion rate will be subject to adjustment upon the occurrence of specified events).  On or after July 31, 2011, the Company may, under certain circumstances, cause some or all of the Series G Preferred Stock to be converted into that number of shares of common stock at the then prevailing conversion rate.  As of December 31, 2011 and 2010, shares of Series G Preferred Stock with an aggregate liquidation value of $4.5 million were outstanding.

Common Stock Offerings

For the year ended December 31, 2011, the Company issued 2.5 million shares of common stock at an average price of $133.29, for $323.9 million, net of fees and commissions.  During 2010 and 2009, the Company issued 2.4 million and 2.7 million shares of common stock for $251.4 million and $198.5 million, net of fees and commissions, respectively.  The Company used the net proceeds from such sales to pay down debt, repurchase preferred stock, fund redevelopment and development pipelines, fund acquisitions, and for general corporate purposes.

Net Income Per Common Share	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
Net Income Per Common Share
(12) Net Income Per Common Share

Basic and diluted income from continuing operations per share are calculated as follows for the years ended December 31 ($ in thousands, except share and per share amounts):

	2011			2010			2009
		Weighted-	Per		Weighted-	Per		Weighted-	Per
		average	Common		average	Common		average	Common
		Common	Share		Common	Share		Common	Share
	Income	Shares	Amount	Income	Shares	Amount	Income	Shares	Amount
Basic:

Income from continuing operations available to common stockholders	$32,256	32,541,792	$0.99	$32,251	29,667,064	$1.09	$72,545	27,269,547	$2.66
Income from discontinued operations available to common stockholders	8,112	32,541,792	0.25	1,513	29,667,064	0.05	9,655	27,269,547	0.35
	40,368		$1.24	33,764		$1.14	82,200		3.01

Effect of Dilutive Securities (1)	-	86,922		-	67,319		4,224	2,477,067

Diluted:
Income from continuing operations available to common stockholders (1)	$32,256			$32,251			$72,545
Add: noncontrolling interests OP unitholders (2)	-			-			3,419
Adjusted income from continuing operations available to common stockholders (1)	32,256	32,628,714	$0.99	32,251	29,734,383	$1.09	75,964	29,746,614	$2.56
Income (loss) from discontinued operations available to common stockholders	8,112			1,513			9,655
Add: noncontrolling interests OP unitholders (2)	-			-			805
Adjusted income from discontinued operations available to common stockholders	8,112	32,628,714	0.25	1,513	29,734,383	0.05	10,460	29,746,614	0.35
	$40,368		$1.24	$33,764		$1.14	$86,424		$2.91

(1)
Weighted convertible limited partnership units of 2,231,807 and 2,293,886, which include vested Series Z incentive units, for the years ended December 31, 2011 and 2010, respectively, were not included in the determination of diluted EPS because they were anti-dilutive.  Weighted convertible limited partnership units of 2,447,751, which include vested Series Z incentive units, for the year ended December 31, 2009, were included in the determination of diluted EPS because they were dilutive.  The Company has the ability to redeem DownREIT limited partnership units for cash and does not consider them to be potentially dilutive securities.

Stock options of 175,500; 123,164; and 260,736 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the diluted earnings per share calculation because the exercise price of these options were greater than the average market price of the common shares for the years ended and, therefore, were anti-dilutive.

All shares of cumulative convertible preferred stock Series G have been excluded from diluted earnings per share for the years ended 2011, 2010, and 2009 respectively, as the effect was anti-dilutive.

(2)
For the year ended December 31, 2009, net income allocated to convertible limited partnership units including vested Series Z units have been included in income available to common stock holders for the calculation of net income per common share since these units are included in the diluted weighted average common shares for the that year as discussed in (1) above.

Equity Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Based Compensation Plans [Abstract]
Equity Based Compensation Plans
(13) Equity Based Compensation Plans

Stock Options and Restricted Stock

The Essex Property Trust, Inc. 2004 Stock Incentive Plan provides incentives to attract and retain officers, directors and key employees.  The Stock Incentive Plan provides for the grants of options to purchase a specified number of shares of common stock or grants of restricted shares of common stock.  Under the Stock Incentive Plan, the total number of shares available for grant is approximately 1,200,000.  The 2004 Stock Incentive Plan is administered by the Compensation Committee of the Board of Directors.  The Compensation Committee is comprised of independent directors.   The Compensation Committee is authorized to establish the exercise price; however, the exercise price cannot be less than 100% of the fair market value of the common stock on the grant date.  The Company's options have a life of ten years.  Option grants for officers and employees fully vest between one year and five years after the grant date.

Stock-based compensation expense for options and restricted stock under the fair value method totaled $1.5 million, $1.0 million, and $1.2 million for years ended December 31, 2011, 2010 and 2009 respectively.  Stock-based compensation capitalized for options and restricted stock totaled $0.2 million for each of the years ended December 31, 2011, 2010 and 2009.  The intrinsic value of the options exercised totaled $3.8 million, $2.9 million, and $0.5 million, for the years ended December 31, 2011, 2010, and 2009 respectively.  The intrinsic value of the options outstanding and fully vested totaled $10.6 million, $7.7 million, and $4.1 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

Total unrecognized compensation cost related to unvested share-based compensation granted for stock options totaled $2.6 million as of December 31, 2011.  The unrecognized compensation cost is expected to be recognized over a weighted-average period of 2 to 5 years for the stock option plans.

The average fair value of stock options granted for the years ended December 31, 2011, 2010 and 2009 was $14.49, $18.39 and $5.24, respectively.  The stock options granted during the fourth quarter of 2011 included a $100 cap on the appreciation of the market price over the exercise price.  The fair value of stock options was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants:

	2011	2010	2009
Stock price	$131.87	$107.21	$66.05-$84.90
Risk-free interest rates	2.23%	3.50%	4.58%
Expected lives	10 years	10 years	10 years
Volatility	19.63%	22.00%	20.00%
Dividend yield	3.29%	3.85%	4.85%

A summary of the status of the Company's stock option plans as of December 31, 2011, 2010, and 2009 and changes during the years ended on those dates is presented below:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Outstanding at beginning of year	300,642	$88.11	378,542	$82.08	393,443	$80.63
Granted	197,500	131.87	18,214	107.21	32,259	76.68
Exercised	(83,122)	84.24	(78,381)	63.97	(18,407)	38.31
Forfeited and canceled	-	0.00	(17,733)	105.40	(28,753)	85.11
Outstanding at end of year	415,020	109.71	300,642	88.11	378,542	82.08

Options exercisable at year end	219,820	92.31	265,770	86.28	329,909	81.37

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
	Number	Weighted-		Number
	outstanding	average	Weighted-	exercisable	Weighted-
	as of	remaining	average	as of	average
Range of	December 31,	contractual	exercise	December 31,	exercise
exercise prices	2011	life	price	2011	price
$48.68 - 73.38	50,577	2.8 years	$61.78	50,577	$61.78
79.05 - 125.84	167,693	5.0 years	97.70	148,193	97.15
126.73 - 134.44	196,750	9.8 years	132.27	21,050	131.66
	415,020	7.0 years	109.71	219,820	92.31

During 2011, 2010, and 2009 the Company issued 1,540, 14,415, and 18,954 shares of restricted stock, respectively.  The unrecognized compensation cost granted under the restricted stock program of $2.8 million as of December 31, 2011 is expected to be recognized straight-line over a period of 6 years.

The following table summarizes information about restricted stock outstanding as of December 31, 2011, 2010 and 2009 and changes during the years ended:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		grant		grant		grant
	Shares	price	Shares	price	Shares	price
Unvested at beginning of year	44,877	$102.46	37,727	$99.43	30,304	$119.31
Granted	1,540	134.44	14,415	109.62	18,954	75.77
Vested	(9,532)	104.91	(6,126)	102.27	(5,647)	108.49
Forfeited and canceled	(1,666)	94.35	(1,139)	93.92	(5,884)	116.89
Unvested at end of year	35,219	98.57	44,877	102.46	37,727	99.43

Long Term Incentive Plan – Z Units

The Company has adopted an incentive program involving the issuance of Series Z Incentive Units and Series Z-1 Incentive Units (collectively referred to as "Z Units") of limited partnership interest in the Operating Partnership.  Vesting in the Z Units is based on performance criteria established in the plan.  The criteria can be revised at the beginning of the year by the Board's Compensation Committee if the Committee deems that the plan's criterion is unachievable for any given year.   The sale of Z Units is contractually prohibited.  Z Units are convertible into Operating Partnership units which are exchangeable for shares of the Company's common stock that may have marketability restrictions.  The estimated fair value of a Z Unit is determined on the grant date and considers the company's current stock price, the dividends that are not paid on unvested units and a marketability discount for the 8 to 15 years of illiquidity.  Compensation expense is calculated by multiplying estimated vesting increases for the period by the estimated fair value as of the grant date less its $1.00 per unit purchase price.

Stock-based compensation expense for Z Units under the fair value method totaled approximately $1.5 million, $2.3 million and $1.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.  Stock-based compensation capitalized for Z Units totaled approximately $0.3 million, $0.6 million, and $0.4 million, for the years ended December 31, 2011, 2010, and 2009, respectively.  The intrinsic value of the Z Units unvested totaled $23.7 million as of December 31, 2011.  Total unrecognized compensation cost related to Z Units unvested under the Z Units plans totaled $8.9 million as of December 31, 2011.  The unamortized cost is expected to be recognized over the next 15 years subject to the achievement of the stated performance criteria.

The issuance of Z Units is administered by the Compensation Committee which has the authority to select participants and determine the awards to be made up to a maximum of 600,000 Z Units.  For Z units issued prior 2010, the conversion ratchet (accounted for as vesting) of the Z Units into common units, will increase by up to 10% (up to 20% in certain circumstances following their initial issuance) effective January 1 of each year for each participating executive who remains employed by the Company if the Company has met a specified "funds from operations" per share target, or such other target as the Compensation Committee deems appropriate, for the prior year, up to a maximum conversion ratchet of 100%.  Z units issued in 2011 and 2010 are discussed below.  The Operating Partnership has the option to redeem Z Units held by any executive whose employment has been terminated with either common units of the Operating Partnership or shares of the Company's common stock based on the then-effective conversion ratchet.

During 2010, the Operating Partnership issued 108,000 Series Z-1 Incentive Units (the "2010 Z-1 Units") of limited partner interest to twenty executives of the Company in exchange for cash from seven executive officers of the Company, and a capital commitment from the remaining thirteen executives of $1.00 per 2010 Z-1 Unit.  The 2010 Z-1 Units are convertible one-for-one into common units of the Operating Partnership (which, in turn, are convertible into common stock of the Company) upon the earlier to occur of 100 percent vesting of the units or the year 2025.  The conversion ratchet (accounted for as vesting) of the 2010 Z-1 Units into common units, increased to 20 percent effective January 1, 2011 because the Company achieved the FFO minimum target of $4.75 per diluted share in 2010.  Each year thereafter, vesting of the 2010 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.  The 2010 Z-1 Unit holders were entitled to receive 10 percent of dividends distributed to common stockholders in 2010, and because the Company achieved the FFO minimum target of $4.75 per diluted share in 2010, the 2010 Z-1 Unit holders were entitled to 25 percent of annual dividends paid in 2011.  Each year thereafter, the percent of distributions received by the 2010 Z-1 Unit holders will increase by the same percentage amounts that the 2010 Z-1 Units vesting increases, provided that once the 2010 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2010 Z-1 Unit vesting is at the 30 percent level.  Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2010 Z-1 Unit holders will be equal to the vesting percentage of the 2010 Z-1 Units.

During 2011, the Operating Partnership issued 46,500 Series Z-1 Incentive Units (the "2011 Z-1 Units") of limited partner interest to fourteen executives of the Company in exchange for cash from eight executive officers of the Company, and a capital commitment from the remaining six executives of $1.00 per 2011 Z-1 Unit.  The 2011 Z-1 Units are convertible one-for-one into common units of the Operating Partnership (which, in turn, are convertible into common stock of the Company) upon the earlier to occur of 100 percent vesting of the units or the year 2026.  The conversion ratchet (accounted for as vesting) of the 2011 Z-1 Units into common units, increased to 10 percent effective January 1, 2012 because the Company achieved the FFO minimum target of $5.65 per diluted share in 2011.  Each year thereafter, vesting of the 2011 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.  The 2011 Z-1 Unit holders are entitled to receive 10 percent of dividends distributed to common stockholders in 2011, and because the Company achieved the FFO minimum target of $5.65 per diluted share in 2011, the 2011 Z-1 Unit holders were entitled to 20 percent of annual dividends paid in 2012.  Each year thereafter, the percent of distributions received by the 2011 Z-1 Unit holders will increase by the same percentage amounts that the 2011 Z-1 Units vesting increases, provided that once the 2011 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2011 Z-1 Unit vesting is at the 30 percent level.  Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2011 Z-1 Unit holders will be equal to the vesting percentage of the 2011 Z-1 Units.

The following table summarizes information about the Z Units outstanding as of December 31, 2011 ($ in thousands):

	Long Term Incentive Plan - Z Units
			Aggregate			Weighted-
			Intrinsic		Weighted-	average
	Total	Total	Value	Total	average	Remaining
	Vested	Unvested	of Unvested	Outstanding	Grant-date	Contractual
	Units	Units	Units	Units	Fair Value	Life
Balance, December 2008	250,928	143,604	$10,878	394,532	$39.36	9.2 years
Vested	37,723	(37,723)		-
Balance, December 2009	288,651	105,881	8,751	394,532	39.36	8.2 years
Granted	-	108,000		108,000
Vested	37,629	(37,629)		-
Cancelled		(4,350)		(4,350)
Balance, December 2010	326,280	171,902	19,463	498,182	54.15	11.2 years
Granted	-	46,500		46,500
Vested	44,520	(44,520)		-
Converted	(191,718)	-		(191,718)
Cancelled	-	(3,863)		(3,863)
Balance, December 2011	179,082	170,019	$23,719	349,101	$58.17	12.3 years

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
(14) Segment Information

The Company defines its reportable operating segments as the three geographical regions in which its communities are located: Southern California, Northern California and Seattle Metro.  Excluded from segment revenues are communities classified in discontinued operations, management and other fees from affiliates, and interest and other income.  Non-segment revenues and net operating income included in the following schedule also consist of revenue generated from commercial properties.  Other non-segment assets include real estate under development, co-investments, cash and cash equivalents, marketable securities, notes and other receivables, prepaid expenses and other assets and deferred charges.

The revenues and net operating income for each of the reportable operating segments are summarized as follows for the years ended December 31, 2011, 2010, and 2009 ($ in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues:
Southern California	$223,304	$200,541	$201,083
Northern California	149,457	127,302	121,582
Seattle Metro	81,967	70,348	71,060
Other real estate assets	10,985	7,537	7,825
Total property revenues	$465,713	$405,728	$401,550

Net operating income:
Southern California	$146,519	$132,150	$134,179
Northern California	99,047	82,288	80,274
Seattle Metro	52,173	43,006	44,603
Other real estate assets	8,740	5,120	5,037
Total net operating income	306,479	262,564	264,093

Depreciation	(151,428)	(128,221)	(116,540)
Interest expense before amortization	(91,694)	(82,756)	(81,196)
Amortization expense	(11,474)	(4,828)	(4,820)
Management and other fees	6,780	4,551	4,325
General and administrative	(20,694)	(23,255)	(24,966)
Cost of management and other fees	(4,610)	(2,707)	(3,096)
Impairment and other charges	-	(2,302)	(13,084)
Interest and other income	17,139	27,841	13,040
Gain (loss) on early retirement of debt	(1,163)	(10)	4,750
Equity (loss) income in co-investments	(467)	(1,715)	670
Gain on sale of real estate	-	-	103

Income before discontinued operations	$48,868	$49,162	$43,279

Total assets for each of the reportable operating segments are summarized as follow as of December 31, 2011 and 2010 ($ in thousands):

	As of December 31,
Assets:	2011	2010
Southern California	$1,478,018	$1,428,264
Northern California	1,241,320	1,119,555
Seattle Metro	579,612	560,463
Other real estate assets	94,088	80,726
Net reportable operating segments - real estate assets	3,393,038	3,189,008
Real estate for development	44,280	217,531
Co-investments	383,412	107,840
Cash and cash equivalents, including restricted cash	35,463	35,694
Marketable securities	74,275	92,310
Notes and other receivables	66,369	49,444
Other non-segment assets	40,127	41,060
Total assets	$4,036,964	$3,732,887

401(k) Plan	12 Months Ended
Dec. 31, 2011
401(k) Plan [Abstract]
401(k) Plan
(15) 401(k) Plan

The Company has a 401(k) benefit plan (the "Plan") for all full-time employees who have completed six months of service. Employee contributions are limited by the maximum allowed under Section 401(k) of the Internal Revenue Code.  The Company matches the employee contributions for non-highly compensated personnel, up to 50% of their contribution up to a specified maximum.  Company contributions to the Plan were approximately $0.3 million, $0.3 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16) Commitments and Contingencies

At December 31, 2011, the Company had six non-cancelable ground leases for certain apartment communities and buildings that expire between 2027 and 2080.  Land lease payments are typically the greater of a stated minimum or a percentage of gross rents generated by these apartment communities.  Total minimum lease commitments, under land leases and operating leases, are approximately $1.6 million per year for the next five years.

To the extent that an environmental matter arises or is identified in the future that has other than a remote risk of having a material impact on the financial statements, the Company will disclose the estimated range of possible outcomes, and, if an outcome is probable, accrue an appropriate liability for remediation and other potential liability. The Company will consider whether such occurrence results in an impairment of value on the affected property and, if so, impairment will be recognized.

Except with respect to three communities, the Company has no indemnification agreements from third parties for potential environmental clean-up costs at its communities.  The Company has no way of determining at this time the magnitude of any potential liability to which it may be subject arising out of unknown environmental conditions or violations with respect to the communities formerly owned by the Company.  No assurance can be given that existing environmental studies with respect to any of the communities reveal all environmental liabilities, that any prior owner or operator of a Property did not create any material environmental condition not known to the Company, or that a material environmental condition does not otherwise exist as to any one or more of the communities.  The Company has limited insurance coverage for the types of environmental liabilities described above.

The Company has entered into transactions that may require the Company to pay the tax liabilities of the partners in the Operating Partnership or in the DownREIT entities.  These transactions are within the Company's control. Although the Company plans to hold the contributed assets or defer recognition of gain on their sale pursuant to like-kind exchange rules under Section 1031 of the Internal Revenue Code the Company can provide no assurance that it will be able to do so and if such tax liabilities were incurred they may to have a material impact on the Company's financial position.

There have been a number of lawsuits in recent years against owners and managers of apartment communities alleging personal injury and property damage caused by the presence of mold in residential real estate. Some of these lawsuits have resulted in substantial monetary judgments or settlements.  The Company has been sued for mold related matters and has settled some, but not all, of such matters.   Insurance carriers have reacted to mold related liability awards by excluding mold related claims from standard policies and pricing mold endorsements at prohibitively high rates.  The Company has, however, purchased pollution liability insurance, which includes some coverage for mold.  The Company has adopted policies for promptly addressing and resolving reports of mold when it is detected, and to minimize any impact mold might have on residents of the property.  The Company believes its mold policies and proactive response to address any known existence, reduces its risk of loss from these cases.  There can be no assurances that the Company has identified and responded to all mold occurrences, but the company promptly addresses all known reports of mold.  Liabilities resulting from such mold related matters are not expected to have a material adverse effect on the Company's financial condition, results of operations or cash flows.  As of December 31, 2011, potential liabilities for mold and other environmental liabilities are not considered probable or the loss cannot be quantified or estimated.

The Company carries comprehensive liability, fire, extended coverage and rental loss insurance for each of the communities.  Insured risks for comprehensive liabilities covers claims in excess of $25,000 per incident, and property casualty insurance covers losses in excess of a $5.0 million deductible per incident. There are, however, certain types of extraordinary losses, such as, for example, losses from terrorism and earthquake, for which the Company does not have insurance. Substantially all of the communities are located in areas that are subject to earthquakes.

The Company provided a loan and construction completion guarantee to the lender in order to fulfill the lender's standard financing requirements related to the construction of the Queen Anne community.  The outstanding balance for the construction loan is included in the debt line item in the balance sheet of the co-investments included in Note 3.  The construction completion guarantee is for the life of the loan, which is scheduled to mature on July 1, 2014, with two, one-year extension options at the Queen Anne joint venture's option.  As of December 31, 2011, the Company was in compliance with all terms of the construction loan and the construction of the community is expected to be completed on time and within budget.  The maximum exposure of the guarantee as of December 31, 2011 was $79.1 million based on the construction costs that were budgeted to be incurred to complete the construction.

The Company provided a payment guarantee to the counterparties in relation to the total return swaps entered into by the joint venture responsible for the development of the Fountain at La Brea and Santa Monica at La Brea communities.  Further the Company has guaranteed completion of development and made certain debt service guarantees for Fountain at La Brea and Santa Monica at La Brea.  The outstanding balance for the loans is included in the debt line item in the balance sheet of the co-investments included in Note 3.  The payment guarantee is for the payment of the amounts due to the counterparty related total return swaps which are scheduled to mature in September and December 2016.  The maximum exposure of the guarantee as of December 31, 2011 was $28.5 million based on the aggregate outstanding debt amount.

The Company is subject to various other lawsuits in the normal course of its business operations.  Such lawsuits are not expected to have a material adverse effect on the Company's financial condition, results of operations or cash flows.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
(17) Subsequent Events

In January 2012, the Company acquired Bon Terra, a 60-unit community located adjacent to Delano in Redmond, Washington for $16.0 million.  Located on the same block, Delano and Bon Terra are operated as one community.  Also in January, the Company acquired Reed Square, a 100-unit community located in Sunnyvale, California for $23.0 million.

During the first quarter of 2012, the Company sold Tierra Del Sol/Norte, a 156 unit community located in the San Diego, California for $17.2 million for a gain of $7.0 million.  Also in the first quarter, the Company sold Alpine Country, a 108 unit community located in San Diego metropolitan area, for $11.1 million for a gain of $3.9 million.

On August 15, 2012, the Operating Partnership issued $300 million aggregate principal amount of its 3.625% Senior Notes due 2022 (the "Notes").  The Operating Partnership offered the Notes at 98.99% of the principal amount thereof. The Notes are general unsecured senior obligations of the Operating Partnership and will rank equally in right of payment with all other senior unsecured obligations of the Operating Partnership. However, the Notes are effectively subordinated to all of the Operating Partnership's existing and future secured indebtedness (to the extent of the collateral securing such indebtedness) and to all existing and future liabilities and preferred equity, whether secured or unsecured, of the Operating Partnership's subsidiaries. The Notes bear interest at 3.625% per annum. Interest is payable semi-annually in arrears on February 15 and August 15 of each year, beginning February 15, 2013 until the maturity date of August 15, 2022. The Operating Partnership's obligations under the Notes are fully and unconditionally guaranteed by the Company.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
(18) Quarterly Results of Operations (Unaudited)

The following is a summary of quarterly results of operations for 2011 and 2010 ($ in thousands, except per share and dividend amounts):

	Quarter ended	Quarter ended	Quarter ended	Quarter ended
	December 31	September 30	June 30	March 31
2011:
Total property revenues	$122,373	$117,226	$114,906	$111,208

Income before discontinued operations	$14,492	$11,767	$10,503	$12,106

Net income	$17,867	$11,085	$16,053	$12,511
Net income available to common stockholders	$13,937	$7,688	$10,325	$8,418
Per share data:
Net income:
Basic	$0.42	$0.23	$0.32	$0.27

Diluted	$0.42	$0.23	$0.32	$0.27
Market price:
High	$148.44	$145.40	$138.31	$124.41
Low	$111.25	$119.15	$122.67	$109.98
Close	$140.51	$120.04	$135.29	$124.00
Dividends declared	$1.04	$1.04	$1.04	$1.04

2010:
Total property revenues	$106,703	$102,470	$98,208	$98,347

Income before discontinued operations	$8,260	$10,037	$13,413	$17,452

Net income	$8,628	$10,426	$13,869	$17,859
Net income available to common stockholders	$4,778	$6,377	$9,482	$13,127
Per share data:
Net income:
Basic	$0.16	$0.21	$0.32	$0.45

Diluted	$0.16	$0.21	$0.32	$0.45
Market price:
High	$117.12	$115.08	$113.03	$93.98
Low	$105.60	$92.62	$89.23	$76.35
Close	$114.22	$109.44	$97.54	$89.95
Dividends declared	$1.03	$1.03	$1.03	$1.03

Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Real Estate and Accumulated Depreciation [Abstract]
Schedule III - Real Estate and Accumulated Depreciation
ESSEX PROPERTY TRUST, INC. AND SUBSIDIARIES
Financial Statement Schedule III
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Encumbered communities

Alpine Village	301	Alpine, CA	15,690	4,967	19,728	3,062	4,982	22,775	27,757	7,170	1971	12/02	3-30
Anchor Village	301	Mukilteo, WA	10,750	2,498	10,595	10,541	2,824	20,810	23,634	8,070	1981	01/97	3-30
Avondale at Warner Center	446	Woodland Hills, CA	47,396	10,536	24,522	13,764	10,601	38,221	48,822	17,483	1970	01/97	3-30
Bridgeport	184	Newark, CA	22,051	1,608	7,582	5,605	1,525	13,270	14,795	8,870	1987	07/87	3-30
Barkley, The(2)	161	Anaheim, CA	17,015	-	8,520	4,229	2,353	10,396	12,749	3,975	1984	04/00	3-30
Bel Air	462	San Ramon, CA	56,759	12,105	18,252	19,590	12,682	37,265	49,947	17,133	1988	01/97	3-30
Belmont Station	275	Los Angeles, CA	30,045	8,100	66,666	2,645	8,267	69,144	77,411	10,007	2008	12/08	3-30
Bella Villagio	231	San Jose, CA	38,834	17,247	40,343	1,295	17,247	41,638	58,885	1,802	2004	09/10	3-30
Brentwood	140	Santa Ana, CA	19,603	2,833	11,303	5,282	3,502	15,916	19,418	5,049	1970	11/01	3-30
Brighton Ridge	264	Renton, WA	14,948	2,623	10,800	2,560	2,656	13,327	15,983	6,654	1986	12/96	3-30
Brookside Oaks	170	Sunnyvale, CA	20,277	7,301	16,310	19,168	10,328	32,451	42,779	9,673	1973	06/00	3-30
Camarillo Oaks	564	Camarillo, CA	48,622	10,953	25,254	2,362	11,075	27,494	38,569	14,171	1985	07/96	3-30
Camino Ruiz Square	160	Camarillo, CA	21,110	6,871	26,119	685	6,931	26,744	33,675	4,555	1990	12/06	3-30
Canyon Oaks	250	San Ramon, CA	29,389	19,088	44,473	1,028	19,088	45,501	64,589	7,191	2005	05/07	3-30
Canyon Pointe	250	Bothell, WA	14,689	4,692	18,288	3,116	4,693	21,403	26,096	6,118	1990	10/03	3-30
Capri at Sunny Hills	100	Fullerton, CA	18,132	3,337	13,320	5,639	4,048	18,248	22,296	6,026	1961	09/01	3-30
Carlyle, The	132	San Jose, CA	18,936	3,954	15,277	9,718	5,801	23,148	28,949	8,372	2000	04/00	3-30
City View	572	Hayward, CA	64,254	9,883	37,670	20,103	10,350	57,306	67,656	25,819	1975	03/98	3-30
Coldwater Canyon	39	Studio City, CA	5,623	1,674	6,640	1,108	1,676	7,746	9,422	1,589	1979	05/07	3-30
Courtyard off Main	109	Bellevue, WA	16,491	7,465	21,405	1,265	7,465	22,670	30,135	924	2000	10/10	3-30
Devonshire	276	Hemet, CA	10,216	3,470	13,786	1,981	3,482	15,755	19,237	5,080	1988	12/02	3-30
Elevation (Eagle Rim)	157	Redmond, WA	12,087	4,758	14,285	3,840	4,757	18,125	22,882	1,077	1986	06/10	3-30
Emerald Ridge - North	180	Bellevue, WA	9,967	3,449	7,801	2,592	3,449	10,393	13,842	6,101	1987	11/94	3-30
Esplanade	278	San Jose, CA	45,836	18,170	40,086	5,065	18,429	44,892	63,321	11,393	2002	11/04	3-30
Evergreen Heights	200	Kirkland, WA	10,143	3,566	13,395	2,704	3,649	16,016	19,665	7,619	1990	06/97	3-30
Fairwood Pond	194	Renton, WA	13,574	5,296	15,564	1,782	5,297	17,345	22,642	4,511	1997	10/04	3-30
Fountain Park	705	Playa Vista, CA	97,747	25,073	94,980	20,409	25,203	115,259	140,462	31,693	2002	02/04	3-30
Harvest Park	104	Santa Rosa, CA	10,895	6,700	15,479	720	6,690	16,209	22,899	2,769	2004	03/07	3-30
Hampton Place	132	Glendale, CA	21,602	4,288	11,081	3,033	4,307	14,095	18,402	5,901	1970	06/99	3-30
Hidden Valley	324	Simi Valley, CA	31,180	14,174	34,065	1,155	11,663	37,731	49,394	9,383	2004	12/04	3-30
Highridge	255	Rancho Palos Verdes, CA	44,807	5,419	18,347	20,037	6,073	37,730	43,803	14,420	1972	05/97	3-30
Highlands at Wynhaven	333	Issaquah, WA	33,859	16,271	48,932	3,595	16,271	52,527	68,798	6,280	2000	08/08	3-30
Hillcrest Park	608	Newbury Park, CA	70,707	15,318	40,601	12,920	15,755	53,084	68,839	23,030	1973	03/98	3-30
Hillsborough Park	235	La Habra, CA	38,566	6,291	15,455	1,029	6,272	16,503	22,775	6,820	1999	09/99	3-30
Huntington Breakers	342	Huntington Beach, CA	39,321	9,306	22,720	4,601	9,315	27,312	36,627	12,592	1984	10/97	3-30
Inglenook Court	224	Bothell, WA	8,300	3,467	7,881	5,251	3,474	13,125	16,599	7,262	1985	10/94	3-30
Kings Road	196	Los Angeles, CA	29,863	4,023	9,527	7,148	4,031	16,667	20,698	6,856	1979	06/97	3-30
Le Parc Luxury Apartments	140	Santa Clara, CA	12,678	3,090	7,421	10,704	3,092	18,123	21,215	7,834	1975	02/94	3-30
Marbrisa	202	Long Beach, CA	19,391	4,700	18,605	2,026	4,760	20,571	25,331	6,506	1987	09/02	3-30
Mirabella	188	Marina Del Rey, CA	47,154	6,180	26,673	12,220	6,270	38,803	45,073	12,680	2000	05/00	3-30
Mill Creek at Windermere	400	San Ramon, CA	50,787	29,551	69,032	1,242	29,551	70,274	99,825	10,199	2005	09/07	3-30
Park Place/Windsor Court/Cochran	176	Los Angeles, CA	20,299	4,965	11,806	7,613	5,015	19,369	24,384	9,093	1988	08/97	3-30
Montclaire, The	390	Sunnyvale, CA	47,934	4,842	19,776	19,287	4,997	38,908	43,905	24,654	1973	12/88	3-30
Montejo	124	Garden Grove, CA	13,538	1,925	7,685	2,029	2,194	9,445	11,639	3,351	1974	11/01	3-30
Monterey Villas	122	Oxnard, CA	12,776	2,349	5,579	4,425	2,424	9,929	12,353	4,209	1974	07/97	3-30
Park Hill at Issaquah	245	Issaquah, CA	29,956	7,284	21,937	1,488	7,284	23,425	30,709	5,965	1999	02/99	3-30
						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Encumbered communities (continued)
Palisades, The	192	Bellevue, WA	21,596	1,560	6,242	9,390	1,565	15,627	17,192	9,084	1977	05/90	3-30
Pathways	296	Long Beach, CA	38,747	4,083	16,757	17,418	6,239	32,019	38,258	18,707	1975	02/91	3-30
Pointe at Cupertino, The	116	Cupertino, CA	12,173	4,505	17,605	7,383	4,505	24,988	29,493	5,141	1963	08/98	3-30
101 San Fernando	323	San Jose, CA	35,261	4,173	58,961	2,332	4,173	61,293	65,466	3,059	2001	07/10	3-30
Sammamish View	153	Bellevue, WA	10,020	3,324	7,501	5,255	3,331	12,749	16,080	7,296	1986	11/94	3-30
Stevenson Place	200	Fremont, CA	22,320	996	5,582	6,594	1,001	12,171	13,172	8,074	1971	04/83	3-30
Stonehedge Village	196	Bothell, WA	12,907	3,167	12,603	3,501	3,201	16,070	19,271	7,642	1986	10/97	3-30
Summerhill Park	100	Sunnyvale, CA	13,971	2,654	4,918	956	2,656	5,872	8,528	4,253	1988	09/88	3-30
Summit Park	300	San Diego, CA	19,457	5,959	23,670	2,984	5,977	26,636	32,613	8,564	1972	12/02	3-30
The Bernard	63	Seattle, CA	10,344	3,699	11,345	5	3,699	11,350	15,049	108	2008	09/11	3-30
Magnolia Square	156	Sunnyvale, CA	18,589	8,190	19,306	8,465	8,191	27,770	35,961	3,427	1969	09/07	3-30
Tierra Vista	404	Oxnard, CA	58,462	13,652	53,336	1,837	13,661	55,164	68,825	14,308	2001	01/01	3-30
Treehouse	164	Santa Ana, CA	17,568	2,626	10,485	3,863	2,957	14,017	16,974	4,371	1970	11/01	3-30
Valley Park	160	Fountain Valley, CA	22,983	3,361	13,420	3,123	3,761	16,143	19,904	5,481	1969	11/01	3-30
Villa Angelina	256	Placentia, CA	28,020	4,498	17,962	3,101	4,962	20,599	25,561	6,910	1970	11/01	3-30
Vista Belvedere	76	Tiburon, CA	10,499	5,573	11,901	3,445	5,573	15,346	20,919	4,457	1963	08/04	3-30
Wandering Creek	156	Kent, WA	5,300	1,285	4,980	3,144	1,296	8,113	9,409	4,499	1986	11/95	3-30
Waterford, The	238	San Jose, CA	31,975	11,808	24,500	12,052	15,165	33,195	48,360	12,433	2000	06/00	3-30
Wilshire Promenade	149	Fullerton, CA	18,560	3,118	7,385	6,395	3,797	13,101	16,898	5,288	1992	01/97	3-30
Wharfside Pointe	142	Seattle, WA	7,277	2,245	7,020	5,531	2,258	12,538	14,796	6,155	1990	06/94	3-30
			1,729,822	442,136	1,391,045	398,435	459,766	1,771,849	2,231,615	557,187
Unencumbered communities
Allegro	97	Valley Village, CA		5,869	23,977	792	5,869	24,769	30,638	1,323	2010	10/10	3-30
Alpine Country	108	Alpine, CA		1,741	6,914	869	1,746	7,778	9,524	2,413	1986	12/02	3-30
Anavia	250	Anaheim, CA		15,925	63,712	5,243	15,925	68,955	84,880	2,360	2009	12/10	3-30
Axis 2300	115	Irvine, CA		5,405	33,585	438	5,405	34,023	39,428	1,988	2010	08/10	3-30
Bluffs II, The	224	San Diego, CA		3,405	7,743	8,622	3,442	16,328	19,770	4,995	1974	06/97	3-30
Bellerive	63	Los Angeles, CA		5,401	21,803	363	5,401	22,166	27,567	325	2011	08/11	3-30
Belmont Terrace	71	Belmont, CA		4,446	10,290	2,118	4,473	12,381	16,854	2,959	1974	10/06	3-30
Bonita Cedars	120	Bonita, CA		2,496	9,913	1,418	2,503	11,324	13,827	3,643	1983	12/02	3-30
Boulevard	172	Fremont, CA		3,520	8,182	9,707	3,580	17,829	21,409	8,521	1978	01/96	3-30
Bridle Trails	108	Kirkland, WA		1,500	5,930	4,922	1,531	10,821	12,352	4,656	1986	10/97	3-30
Bristol Commons	188	Sunnyvale, CA		5,278	11,853	1,537	5,293	13,375	18,668	6,789	1989	01/97	3-30
416 on Broadway	115	Glendale, CA		8,557	34,235	425	8,557	34,660	43,217	1,207	2009	12/10	3-30
Bunker Hill	456	Los Angeles, CA		11,498	27,871	3,632	11,639	31,362	43,001	14,263	1968	03/98	3-30
Cairns, The	100	Seattle, WA		6,937	20,679	240	6,939	20,917	27,856	3,215	2006	06/07	3-30
Cambridge	40	Chula Vista, CA		497	1,973	309	498	2,281	2,779	731	1965	12/02	3-30
Castle Creek	216	Newcastle, WA		4,149	16,028	1,925	4,833	17,269	22,102	8,526	1997	12/97	3-30
CBC Apartments	148	Goleta, CA		6,283	24,000	2,263	6,288	26,258	32,546	5,650	1962	01/06	3-30
Cedar Terrace	180	Bellevue, WA		5,543	16,442	3,346	5,652	19,679	25,331	5,295	1984	01/05	3-30
Chimney Sweep Apartments	91	Goleta, CA		5,558	21,320	1,738	5,618	22,998	28,616	5,691	1967	01/06	3-30
Chestnut Street	96	Santa Cruz, CA		6,582	15,689	884	6,582	16,573	23,155	1,967	2002	07/08	3-30
The Commons	264	Campbell, CA		12,555	29,307	3,438	12,556	32,744	45,300	1,710	1973	07/10	3-30
Corbella at Juanita Bay	169	Kirkland, WA		5,801	17,415	645	5,801	18,060	23,861	706	1978	11/10	3-30
Country Villas	180	Oceanside, CA		4,174	16,583	2,183	4,187	18,753	22,940	6,111	1976	12/02	3-30
Delano	66	Redmond, WA		3,527	10,600	0	3,527	10,600	14,127	15	2005	12/11	3-30

						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Unencumbered communities (continued)
Monterra del Mar/Rey/Sol	292	Pasadena, CA		2,202	4,794	27,733	8,385	26,344	34,729	10,915	1972	04/99	3-30
Fairways(3)	74	Newport Beach, CA		-	7,850	2,106	9	9,947	9,956	4,112	1972	06/99	3-30
Foothill Commons	388	Bellevue, WA		2,435	9,821	28,562	2,440	38,378	40,818	15,129	1978	03/90	3-30
Foothill Gardens/Twin Creeks	176	San Ramon, CA		5,875	13,992	2,515	5,964	16,418	22,382	8,311	1985	02/97	3-30
Forest View	192	Renton, WA		3,731	14,530	979	3,731	15,509	19,240	4,524	1998	10/03	3-30
Fountain Court	320	Seattle, WA		6,702	27,306	2,741	6,985	29,764	36,749	12,332	2000	03/00	3-30
Fourth & U	171	Berkeley, CA		8,879	52,351	1,271	8,879	53,622	62,501	3,275	2010	04/10	3-30
Hampton Court	83	Glendale, CA		2,407	5,672	1,843	2,426	7,496	9,922	3,049	1974	06/99	3-30
Hillsdale Garden Apartments	697	San Mateo, CA		22,000	94,681	13,308	22,244	107,745	129,989	18,625	1948	09/06	3-30
Hope Ranch Collection	108	Santa Barbara, CA		4,078	16,877	2,011	4,208	18,758	22,966	2,645	1965	03/07	3-30
Joule	295	Seattle, WA		14,558	69,417	1,910	14,558	71,327	85,885	4,467	2010	03/10	3-30
1000 Kiely	121	Santa Clara, CA		9,359	21,845	1,167	9,359	23,012	32,371	601	1971	03/11	3-30
Linden Square	183	Seattle, WA		4,374	11,588	1,721	4,202	13,481	17,683	5,091	1994	06/00	3-30
Lofts at Pinehurst, The	118	Ventura, CA		1,570	3,912	3,851	1,618	7,715	9,333	3,120	1971	06/97	3-30
Magnolia Lane(4)	32	Sunnyvale, CA		-	5,430	173	-	5,603	5,603	871	2001	06/07	3-30
Marbella, The	60	Los Angeles, CA		2,826	11,269	2,870	2,871	14,094	16,965	3,874	1991	09/05	3-30
Marina City Club(5)	101	Marina Del Rey, CA		-	28,167	4,845	-	33,012	33,012	9,046	1971	01/04	3-30
Marina Cove(6)	292	Santa Clara, CA		5,320	16,431	6,403	5,324	22,830	28,154	12,103	1974	06/94	3-30
Mariners Place	105	Oxnard, CA		1,555	6,103	1,601	1,562	7,697	9,259	3,105	1987	05/00	3-30
Meadowood	320	Simi Valley, CA		7,852	18,592	4,380	7,898	22,926	30,824	11,000	1986	11/96	3-30
Mesa Village	133	Clairemont, CA		1,888	7,498	936	1,894	8,428	10,322	2,536	1963	12/02	3-30
Mira Monte	355	Mira Mesa, CA		7,165	28,459	7,336	7,186	35,774	42,960	12,507	1982	12/02	3-30
Mission Hills	282	Oceanside, CA		10,099	38,778	3,554	10,167	42,264	52,431	10,092	1984	07/05	3-30
Mt. Sutro	99	San Francisco, CA		2,334	8,507	2,504	2,809	10,536	13,345	4,445	1973	06/01	3-30
Muse	152	Hollywood, CA		39,100	-	2,697	7,823	33,974	41,797	1,410	11/10	09/10	3-30
Pinehurst(7)	28	Ventura, CA		355	1,356	364	6	2,069	2,075	628	1973	12/04	3-30
Regency at Encino	75	Encino, CA		3,184	12,737	1,094	3,184	13,830	17,014	1,099	1989	12/09	3-30
Salmon Run at Perry Creek	132	Bothell, WA		3,717	11,483	864	3,801	12,263	16,064	4,541	2000	10/00	3-30
San Marcos	432	Richmond, CA		15,563	36,204	25,997	22,866	54,898	77,764	15,222	2003	11/03	3-30
Santee Court	165	Los Angeles, CA		6,177	24,716	517	6,177	25,233	31,410	1,039	2004	10/10	3-30
Santee Village	73	Los Angeles, CA		3,404	15,601	640	3,404	16,241	19,645	230	2011	07/11	3-30
Shadow Point	172	Spring Valley, CA		2,812	11,170	1,666	2,820	12,828	15,648	4,062	1983	12/02	3-30
The Laurels at Mill Creek	164	Mill Creek, WA		1,559	6,430	4,472	1,595	10,866	12,461	4,872	1981	12/96	3-30
The Grand	243	Oakland, CA		4,531	89,208	3,755	4,531	92,963	97,494	9,851	2009	01/09	3-30
Tierra del Sol/Norte	156	El Cajon, CA		2,455	9,753	1,033	2,463	10,778	13,241	3,440	1969	12/02	3-30
Trabucco Villas	132	Lake Forest, CA		3,638	8,640	1,469	3,890	9,857	13,747	4,462	1985	10/97	3-30
Tuscana	30	Tracy, CA		2,828	6,599	155	2,870	6,712	9,582	1,036	2007	02/07	3-30
Via	284	Sunnyvale, CA		22,000	-	82,270	22,016	82,254	104,270	1,051	07/09	04/08	3-30
Vista Capri - North	106	San Diego, CA		1,663	6,609	788	1,668	7,392	9,060	2,228	1975	12/02	3-30
Walnut Heights	163	Walnut, CA		4,858	19,168	1,883	4,887	21,022	25,909	5,929	1964	10/03	3-30
Windsor Ridge	216	Sunnyvale, CA		4,017	10,315	4,342	4,021	14,653	18,674	10,382	1989	03/89	3-30
Woodland Commons	236	Bellevue, WA		2,040	8,727	9,235	2,044	17,958	20,002	8,915	1978	03/90	3-30
Woodside Village	145	Ventura, CA		5,331	21,036	2,413	5,341	23,439	28,780	5,706	1987	12/04	3-30
	27,419		1,729,822	835,224	2,670,710	727,465	837,737	3,395,662	4,233,399	904,125

						Costs
	Rentable			Initial cost		capitalized	Gross amount carried at close of period
	Square				Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Footage	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Other real estate assets
Office Buildings
Essex Hollywood	35,000	Los Angeles, CA		10,200	13,800	2,154	10,200	15,954	26,154	3,740	1938	07/06	3-30
Santa Clara Square	139,000	Santa Clara, CA	10,388	6,472	11,704	1,670	6,472	13,374	19,846	734	1970	09/11	3-30
925/935 East Meadow	31,900	Palo Alto, CA		1,401	3,172	7,985	3,147	9,411	12,558	3,173	1988	11/97	3-30
17461 Derian	110,000	Irvine, CA		3,079	12,315	5,713	3,105	18,002	21,107	8,254	1983	07/00	3-30
Consolidated Development Pipeline			5,648	25,139	-	19,147	44,280	-	44,280	-

Total apartment communities and other real estate assets			$1,745,858	$881,515	$2,711,701	$764,134	$904,941	$3,452,403	$4,357,344	$920,026

(1)	The aggregate cost for federal income tax purposes is approximately $3.0 billion (unaudited).
(2)	The land is leased pursuant to a ground lease expiring 2082.
(3)	The land is leased pursuant to a ground lease expiring 2027.
(4)	The land is leased pursuant to a ground lease expiring 2070.
(5)	The land is leased pursuant to a ground lease expiring 2067.
(6)	A portion of land is leased pursuant to a ground lease expiring in 2028.
(7)	The land is leased pursuant to a ground lease expiring in 2028.

A summary of activity for rental properties and accumulated depreciation is as follows:

	2011	2010	2009		2011	2010	2009
Rental properties:				Accumulated depreciation:
Balance at beginning of year	$3,964,561	$3,310,152	$3,177,010	Balance at beginning of year	$775,553	$646,686	$537,248
Improvements	68,338	51,101	79,094	Depreciation expense - Acquisitions	1,279	2,505	18
Acquisition of real estate	103,300	387,300	16,000	Depreciation expense - Discontinued operations	315	700	1,224
Development of real estate	195,634	216,008	74,590	Depreciation expense - Rental properties	148,337	125,662	116,033
Disposition of real estate	(18,769)	-	(36,542)	Dispositions	(5,458)	-	(7,837)
Balance at the end of year	$4,313,064	$3,964,561	$3,310,152	Balance at the end of year	$920,026	$775,553	$646,686

Summary of Critical and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Critical and Significant Accounting Policies [Abstract]
Principles of consolidation
(a) Principles of Consolidation

The accounts of the Company, its controlled subsidiaries and the variable interest entities ("VIEs") in which it is the primary beneficiary are consolidated in the accompanying financial statements. All significant inter-company accounts and transactions have been eliminated.

Noncontrolling interest includes the 6.2% and 6.6% limited partner interests in the Operating Partnership not held by the Company at December 31, 2011 and 2010, respectively. These percentages include the Operating Partnership's vested long term incentive plan units (see Note 13).  The noncontrolling interest balance for December 31, 2010 also includes the Operating Partnership's cumulative redeemable preferred units that were redeemed during 2011 (see Note 11).

The Company consolidates 19 DownREIT limited partnerships (comprising twelve communities), since the Company is the primary beneficiary of these variable interest entities ("VIEs").  The consolidated total assets and liabilities related to these VIEs, net of intercompany eliminations, were approximately $215.2 million and $173.4 million, respectively, as of December 31, 2011, and $217.3 million and $168.0 million, respectively, as of December 31, 2010.

The DownREIT VIEs collectively own twelve apartment communities in which Essex Management Company ("EMC") is the general partner, the Operating Partnership is a special limited partner, and the other limited partners were granted rights of redemption for their interests.  Such limited partners can request to be redeemed and the Company can elect to redeem their rights for cash or by issuing shares of its common stock on a one share per unit basis.  Conversion values will be based on the market value of the Company's common stock at the time of redemption multiplied by the number of units stipulated under the above arrangements.  The other limited partners receive distributions based on the Company's current dividend rate times the number of units held.  Total DownREIT units outstanding were 1,063,848 and 1,096,871 as of December 31, 2011 and 2010 respectively, and the redemption value of the units, based on the closing price of the Company's common stock totaled $149.5 million and $125.3 million, as of December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the carrying value of the other limited partners' interests is presented at their historical cost and is classified within noncontrolling interest in the accompanying consolidated balance sheets.

Interest holders in VIEs consolidated by the Company are allocated a priority of net income equal to the cash payments made to those interest holders or distributions from cash flow.  The remaining results of operations are generally allocated to the Company.

As of December 31, 2011 and 2010, the Company did not have any VIE's of which it was not deemed to be the primary beneficiary.

Real estate rental properties
(b) Real Estate Rental Properties

Significant expenditures, which improve or extend the life of an asset and have a useful life of greater than one year, are capitalized.  Operating real estate assets are stated at cost and consist of land, buildings and improvements, furniture, fixtures and equipment, and other costs incurred during their development, redevelopment and acquisition.  Expenditures for maintenance and repairs are charged to expense as incurred.

The depreciable life of various categories of fixed assets is as follows:

Computer software and equipment	3 - 5 years
Interior unit improvements	5 years
Land improvements and certain exterior components of real property	10 years
Real estate structures	30 years

The Company capitalizes all costs incurred with the predevelopment, development or redevelopment of real estate assets or are associated with the construction or expansion of real property.  Such capitalized costs include land, land improvements, allocated costs of the Company's project management staff, construction costs, as well as interest and related loan fees, property taxes and insurance.  Capitalization begins for predevelopment, development, and redevelopment projects when activity commences.  Capitalization ends when the apartment home is completed and the property is available for a new resident or if the development activities are put on hold.

The Company allocates the purchase price of real estate to land and building, and identifiable intangible assets, such as the value of above, below and in-place leases. The values of the above and below market leases are amortized and recorded as either a decrease (in the case of above market leases) or an increase (in the case of below market leases) to rental revenue over the remaining term of the associated leases acquired, which in the case of below market leases the Company assumes lessees will elect to renew their leases.  The value of acquired in-place leases are amortized to expense over the term the Company expects to retain the acquired tenant, which is generally 20 months.

The Company performs the following evaluation for communities acquired:

(1)	Adjust the purchase price for any fair value adjustments resulting from such things as assumed debt or contingencies.
(2)	estimate the value of the real estate "as if vacant" as of the acquisition date;
(3)	allocate that value among land and building;
(4)	compute the value of the difference between the "as if vacant" value and the adjusted purchase price, which will represent the total intangible assets;
(5)	compute the value of the above and below market leases and determine the associated life of the above market/ below market leases;
(6)	compute the value of the in-place leases and customer relationships, if any, and the associated lives of these assets.

Whenever events or changes in circumstances indicate that the carrying amount of a property held for investment or held for sale may not be fully recoverable, the carrying amount will be evaluated for impairment. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount (including intangible assets) of a property held for investment, then the Company will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the property.  Fair value of a property is determined using conventional real estate valuation methods, such as discounted cash flow, the property's unleveraged yield in comparison to the unleveraged yields and sales prices of similar communities that have been recently sold, and other third party information, if available.  Communities held for sale are carried at the lower of cost and fair value less estimated costs to sell.  As of December 31, 2011 and 2010, no communities were classified as held for sale.

During 2009, the Company wrote-off development costs totaling $6.7 million related to two land parcels that will no longer be developed by the Company.  The costs were included in impairment and other charges in the accompanying consolidated statement of operations.  No impairment charges were recorded in 2011 or 2010.

In the normal course of business, the Company will receive purchase offers for its communities, either solicited or unsolicited. For those offers that are accepted, the prospective buyer will usually require a due diligence period before consummation of the transaction.  It is not unusual for matters to arise that result in the withdrawal or rejection of the offer during this process.  The Company classifies real estate as "held for sale" when all criteria under the accounting standard for the disposals of long-lived assets have been met.  In accordance with the standard, the Company presents income and gains/losses on communities sold or held for sale as discontinued operations.  The Company's equity in income or loss from real estate investments accounted for under the equity method of accounting remain classified in continuing operations upon disposition.  (See Note 6 for a description of the Company's discontinued operations for 2011, 2010, and 2009).

Co-investments
(c) Co-investments

The Company owns investments in joint ventures ("co-investments") in which it has significant influence, but its ownership interest does not meet the criteria for consolidation in accordance with the accounting standards.  Therefore, the Company accounts for these investments using the equity method of accounting.  Under the equity method of accounting, the investment is carried at the cost of assets contributed, plus the Company's equity in earnings less distributions received and the Company's share of losses.  For preferred equity investments the Company recognizes its preferred interest as its equity in earnings.

A majority of the co-investments, excluding the preferred equity investments, compensate the Company for its asset management services and some of these investments may provide promote distributions if certain financial return benchmarks are achieved.  Asset management fees are recognized when earned, and promote fees are recognized when the earnings events have occurred and the amount is determinable and collectible.  Any promote distributions are reflected in equity (loss) income in co-investments. There were no promote fees recognized in the accompanying consolidated statements of operations.

Revenues and gains on sale of real estate
(d) Revenues and Gains on Sale of Real Estate

Revenues from tenants renting or leasing apartment units are recorded when due from tenants and are recognized monthly as they are earned, which is not materially different than on a straight-line basis.  Units are rented under short-term leases (generally, lease terms of 6 to 12 months) and may provide no rent for one or two months, depending on the market conditions and leasing practices of the Company's competitors in each sub-market at the time the leases are executed.   Revenues from tenants leasing commercial space are recorded on a straight-line basis over the life of the respective lease.

The Company recognizes gains on sales of real estate when a contract is in place, a closing has taken place, the buyer's initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company does not have a substantial continuing involvement in the property.

Cash equivalents and restricted cash
(e) Cash Equivalents and Restricted Cash

Highly liquid investments with maturities of three months or less when purchased are classified as cash equivalents.  Restricted cash balances relate primarily to reserve requirements for capital replacement at certain communities in connection with the Company's mortgage debt.

Marketable securities
(f)  Marketable Securities

The Company reports its available for sale securities at fair value, based on quoted market prices (Level 2 for the unsecured bonds and Level 1 for the common stock and investment funds, as defined by the Financial Accounting Standards Board ("FASB") standard for fair value measurements as discussed later in Note 2), and any unrealized gain or loss is recorded as other comprehensive income (loss).  There were no impairment charges for the years ended December 31, 2011, 2010 and 2009.  Realized gains and losses, interest income, and amortization of purchase discounts are included in interest and other income on the consolidated statement of operations.

As of December 31, 2011 and 2010, marketable securities consisted primarily of investment-grade unsecured bonds, common stock, investments in mortgage backed securities and investment funds that invest in U.S. treasury or agency securities.  As of December 31, 2011 and 2010, the Company classified its investments in mortgage backed securities, which mature in November 2019 and September 2020, as held to maturity, and accordingly, these securities are stated at their amortized cost.  The estimated fair values of the mortgage backed securities (Level 2 securities) are approximately equal to the carrying values.

As of December 31, 2011 and 2010 marketable securities consist of the following ($ in thousands):

	December 31, 2011
		Gross
	Amortized	Unrealized
	Cost	Gain(Loss)	Fair Value
Available for sale:
Investment-grade unsecured bonds	$3,615	$399	$4,014
Investment funds - US treasuries	11,783	121	11,904
Common stock	10,067	1,552	11,619
Held to maturity:
Mortgage backed securities	46,738	-	46,738
Total	$72,203	$2,072	$74,275

	December 31, 2010
		Gross
	Amortized	Unrealized
	Cost	Gain	Fair Value
Available for sale:
Investment-grade unsecured bonds	$22,243	$4,403	$26,646
Investment funds - US treasuries	14,345	582	14,927
Common stock	8,638	112	8,750
Held to maturity:
Mortgage backed securities	41,987	-	41,987
Total	$87,213	$5,097	$92,310

The Company uses the specific identification method to determine the cost basis of a security sold and to reclassify amounts from accumulated other comprehensive income for securities sold.  For the years ended December 31, 2011, 2010 and 2009, the proceeds from sales of available for sale securities totaled $33.0 million, $102.0 million and $23.0 million, respectively.  These sales all resulted in gains, which totaled $5.0 million, $12.4 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Notes receivable
(g) Notes Receivable

Notes receivable relate to real estate financing arrangements including mezzanine and bridge loans and are secured by real estate.  Interest is recognized over the life of the note.

Each note is analyzed to determine if it is impaired.  A note is impaired if it is probable that the Company will not collect all principal and interest contractually due.  The Company does not accrue interest when a note is considered impaired and a loan allowance is recorded for any principal and previously accrued interest that are not believed to be collectable. All cash receipts on impaired notes are applied to reduce the principal amount of such notes until the principal has been recovered and, thereafter, are recognized as interest income.   As of December 31, 2011 and 2010, no notes are impaired.

(h) Interest and Other Income

Interest income is generated primarily from cash balances and marketable securities as well as notes receivables.  Other income primarily consists of gains on sales of marketable securities.  Total interest and other income are comprised of the following for the years ended December 31 ($ in thousands):

	2011	2010	2009
Interest income	$10,501	$15,350	$11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	1,682	-	-
Other income	-	-	185
	$17,139	$27,841	$13,040

Interest and other income
(h) Interest and Other Income

Interest income is generated primarily from cash balances and marketable securities as well as notes receivables.  Other income primarily consists of gains on sales of marketable securities.  Total interest and other income are comprised of the following for the years ended December 31 ($ in thousands):

	2011	2010	2009
Interest income	$10,501	$15,350	$11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	1,682	-	-
Other income	-	-	185
	$17,139	$27,841	$13,040

Fair value of financial instruments
(i) Fair Value of Financial Instruments

The Company values its financial instruments based on the fair value hierarchy of valuation techniques described in the FASB's accounting standard for fair value measurements.  Level 1 inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices observable for the asset or liability.   Level 3 inputs are unobservable inputs for the asset or liability.  The Company uses Level 1 inputs for the fair values of its cash equivalents and its marketable securities except for unsecured bonds and mortgage backed securities.  The Company uses Level 2 inputs for its investments in unsecured bonds, mortgage backed securities, notes receivable, notes payable, and derivative liabilities.  These inputs include interest rates for similar financial instruments.  The Company's valuation methodology for derivatives is described in more detail in Note 9.  The Company's valuation methodology for the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community is described in detail in Note 9.  The Company does not use Level 3 inputs to estimate fair values of any of its financial instruments.  The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Management believes that the carrying amounts of its amounts outstanding under lines of credit, notes receivable and other receivables approximate fair value as of December 31, 2011 and 2010, because interest rates, yields and other terms for these instruments are consistent with yields and other terms currently available for similar instruments.  Management has estimated that the fair value of the Company's $1.77 billion and $1.56 billion of fixed rate debt at December 31, 2011 and 2010, respectively, to be $1.88 billion and $1.58 billion.  Management has estimated the fair value of the Company's $593.7 million and $695.2 million of variable rate debt at December 31, 2011 and 2010, respectively, is $572.3 million and $672.8 million based on the terms of the Company's existing variable rate debt compared to those available in the marketplace.  Management believes that the carrying amounts of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, construction payables, dividends payable and other liabilities approximate fair value as of December 31, 2011 and 2010 due to the short-term maturity of these instruments.  Marketable securities, and both the note payable and the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community are carried at fair value as of December 31, 2011 and 2010, as discussed above and in Note 9.

Interest rate protection, swap, and forward contracts
(j) Interest Rate Protection, Swap, and Forward Contracts

The Company uses interest rate swaps, interest rate cap contracts, and forward starting swaps to manage interest rate risks.  As of December 31, 2011, there were no outstanding forward starting swaps.  The valuation of these derivative instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of  forward starting interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) were based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.  The Company records all derivatives on its consolidated balance sheet at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.   Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings.  For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in other comprehensive income (outside of earnings) and subsequently reclassified to earnings when the hedged transaction affects earnings, and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings.  The Company assesses the initial and ongoing effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction.

For derivatives not designated as cash flow hedges, changes in fair value are recognized in earnings.  All of the Company's interest rate swaps and interest rate caps are considered cash flow hedges except for the swap related to the multifamily revenue refunding bonds for the 101 San Fernando community as described in detail in Note 9.  The Company did not have any fair value hedges during the years end December 31, 2011, 2010 and 2009.

The Company's objective in using derivatives is to add stability to interest expense and to manage its exposure to interest rate movements or other identified risks.  To accomplish this objective, the Company primarily used interest rate swaps and interest rate forward-starting swaps as part of its cash flow hedging strategy.  The Company was hedging its exposure to the variability in future cash flows for a portion of its forecasted transactions.

Deferred charges
(k) Deferred Charges

Deferred charges are principally comprised of loan fees and related costs which are amortized over the terms of the related borrowing in a manner which approximates the effective interest method.

Income taxes
(l) Income Taxes

Generally in any year in which the Company qualifies as a real estate investment trust ("REIT") under the Internal Revenue Code (the "IRC"), it is not subject to federal income tax on that portion of its income that it distributes to stockholders. No provision for federal income taxes, other than the taxable REIT subsidiaries discussed below, has been made in the accompanying consolidated financial statements for each of the years in the three-year period ended December 31, 2011 as the Company has elected to be and believes it qualifies under the IRC as a REIT and has made distributions during the periods in amounts to preclude the Company from paying federal income tax.

In order to maintain compliance with REIT tax rules, the Company utilizes taxable REIT subsidiaries for various revenue generating or investment activities. The taxable REIT subsidiaries are consolidated by the Company. The activities and tax related provisions, assets and liabilities are not material.

The status of cash dividends distributed for the years ended December 31, 2011, 2010, and 2009 related to common stock, Series H, Series F, and Series G preferred stock are classified for tax purposes as follows:

	2011	2010	2009
Common Stock
Ordinary income	63.68%	82.46%	79.82%
Capital gain	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain	0.74%	0.00%	4.42%
Return of capital	24.42%	11.93%	0.00%
	100.00%	100.00%	100.00%

	2011	2010	2009
Series F, G, and H Preferred stock
Ordinary income	100.00%	93.63%	79.82%
Capital gains	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain	0.00%	0.00%	4.42%
Return of capital	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%

Preferred stock
(m) Preferred Stock

The Company's Series G Cumulative Convertible Preferred Stock (" Series G Preferred Stock")  contains fundamental change provisions that allow the holder to redeem the preferred stock for cash if certain events occur.  The redemption under these provisions is not solely within the Company's control, thus the Company has classified the Series G Preferred Stock as temporary equity in the accompanying consolidated balance sheets.

The Company's Series H Cumulative Redeemable Preferred Stock ("Series H Preferred Stock"), issued during 2011, contains fundamental change provisions that allow the holder to redeem the preferred stock for cash if certain events occur.  The redemption under these provisions is within the Company's control, and thus the Company has classified the Series H Preferred Stock as permanent equity in the accompanying consolidated balance sheets as of December 31, 2011.  The same was true for the Series F Cumulative Redeemable Preferred Stock that was redeemed during 2011 and is classified as permanent equity as of December 31, 2010.

Equity-based compensation
(n) Equity-based Compensation

The cost of share and unit based compensation awards is measured at the grant date based on the estimated fair value of the awards.  The estimated fair value of stock options and restricted stock granted by the Company are being amortized over the vesting period.  The estimated grant date fair values of the long term incentive plan units (discussed in Note 13) are being amortized over the expected service periods.

Accounting estimates and reclassifications
(o) Accounting Estimates and Reclassifications

The preparation of consolidated financial statements, in accordance with U.S. generally accepted accounting principles ("GAAP"), requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, including those related to acquiring, developing and assessing the carrying values of its real estate portfolio, its investments in and advances to joint ventures and affiliates, its notes receivable and its qualification as a REIT.  The Company bases its estimates on historical experience, current market conditions, and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may vary from those estimates and those estimates could be different under different assumptions or conditions.

Reclassifications for discontinued operations for the years ended December 31, 2010 and 2009 and fully depreciated assets as of December 31, 2010 have been made to prior year balances in order to conform to the current year presentation.  Additionally, the Company has reclassified cost of management and other fees from general and administrative expenses for the years ended December 31, 2010, and 2009, respectively, to conform to current year presentation.  Such reclassifications have no impact on reported earnings, cash flows, total assets or total liabilities.

Summary of Critical and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Critical and Significant Accounting Policies [Abstract]
Depreciable life of various categories of fixed assets
The depreciable life of various categories of fixed assets is as follows:

Computer software and equipment	3 - 5 years
Interior unit improvements	5 years
Land improvements and certain exterior components of real property	10 years
Real estate structures	30 years

Components of Marketable Securities
As of December 31, 2011 and 2010 marketable securities consist of the following ($ in thousands):

	December 31, 2011
		Gross
	Amortized	Unrealized
	Cost	Gain(Loss)	Fair Value
Available for sale:
Investment-grade unsecured bonds	$3,615	$399	$4,014
Investment funds - US treasuries	11,783	121	11,904
Common stock	10,067	1,552	11,619
Held to maturity:
Mortgage backed securities	46,738	-	46,738
Total	$72,203	$2,072	$74,275

	December 31, 2010
		Gross
	Amortized	Unrealized
	Cost	Gain	Fair Value
Available for sale:
Investment-grade unsecured bonds	$22,243	$4,403	$26,646
Investment funds - US treasuries	14,345	582	14,927
Common stock	8,638	112	8,750
Held to maturity:
Mortgage backed securities	41,987	-	41,987
Total	$87,213	$5,097	$92,310

Components of Interest and Other Income
Interest income is generated primarily from cash balances and marketable securities as well as notes receivables.  Other income primarily consists of gains on sales of marketable securities.  Total interest and other income are comprised of the following for the years ended December 31 ($ in thousands):

	2011	2010	2009
Interest income	$10,501	$15,350	$11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	1,682	-	-
Other income	-	-	185
	$17,139	$27,841	$13,040

Status of cash dividends distributed
The status of cash dividends distributed for the years ended December 31, 2011, 2010, and 2009 related to common stock, Series H, Series F, and Series G preferred stock are classified for tax purposes as follows:

	2011	2010	2009
Common Stock
Ordinary income	63.68%	82.46%	79.82%
Capital gain	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain	0.74%	0.00%	4.42%
Return of capital	24.42%	11.93%	0.00%
	100.00%	100.00%	100.00%

	2011	2010	2009
Series F, G, and H Preferred stock
Ordinary income	100.00%	93.63%	79.82%
Capital gains	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain	0.00%	0.00%	4.42%
Return of capital	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%

Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Investments [Abstract]
Purchases of communities
For the year ended December 31, 2010, the Company purchased eleven communities for approximately $456.3 million, consisting of the following communities ($ in thousands):

Communities	Purchase Price	Units	Quarter Acquired
416 @ Broadway	$43,000	115	Q4 2010
Anavia	80,600	250	Q4 2010
Santee Court	31,100	165	Q4 2010
Courtyard off Main	30,000	110	Q4 2010
Corbella at Juanita Bay	23,400	169	Q4 2010
Allegro	29,850	97	Q4 2010
101 San Fernando	64,100	323	Q3 2010
The Commons	42,500	264	Q3 2010
Bella Villagio	54,000	231	Q3 2010
Muse	39,100	152	Q3 2010
Elevation	18,600	156	Q2 2010
Total 2010 purchases	$456,250	2,032

Investments in Joint Ventures Accounted for under the Equity Method and Preferred Stock Accounted for under the Cost Method
The carrying values of the Company's co-investments as of December 31, 2011 and 2010 are as follows ($ in thousands):

	2011	2010
Investments in joint ventures accounted for under the equity method of accounting:

Membership interest in Wesco I	$75,588	$-
Partnership interest in Fund II	64,294	66,000
Membership interest in a limited liability company that owns
Essex Skyline at MacArthur Place	24,063	29,187
Total operating co-investments	163,945	95,187

Membership interests in limited liability companies that own and are developing Cadence and West Dublin	62,897	-
Membership interest in a limited liability company that owns and is developing Queen Anne	17,981	-
Membership interests in limited liability companies that own and are developing Fountain at La Brea and Santa Monica at La Brea	15,194	-
Total development co-investments	96,072	-

Membership interest in Wesco II that owns a preferred equity interest in Park Merced with a perferred return of 10.1%	88,075	-
Preferred interests in limited liability companies that own apartment communities in downtown Los Angeles with preferred returns of 9% and 10%	22,792	-
Preferred interest in a related limited liability company that owns
Madison Park at Anaheim with a preferred return of 13%	12,528	12,014
Total preferred interest investments	123,395	12,014

Investments accounted for under the cost method of accounting:
Series A and B-2 Preferred Stock interests in Multifamily Technology Solutions, Inc.	-	639
Total co-investments	$383,412	$107,840

Combined Financial Information of Co-investments Accounted for under the Equity Method
The combined summarized financial information of co-investments, which are accounted for under the equity method, is as follows ($ in thousands):

	December 31,
	2011	2010
Balance Sheets:
Rental properties and real estate under development	$1,659,078	$750,808
Other assets	63,847	15,864
Total assets	$1,722,925	$766,672

Debt	$900,095	$450,693
Other liabilities	48,518	7,076
Equity	774,312	308,903
Total liabilities and partners' equity	$1,722,925	$766,672

Company's share of equity	$383,412	$107,201

	Years ended
	December 31,
	2011	2010	2009
Statements of operations:
Property revenues	$106,386	$54,699	$47,201
Property operating expenses	(43,066)	(24,098)	(18,450)
Net operating income	63,320	30,601	28,751

Interest expense	(27,843)	(13,619)	(10,805)
General and administrative	(1,748)	(709)	(294)
Depreciation and amortization	(44,412)	(20,850)	(15,656)
Net (loss) income	$(10,683)	$(4,577)	$1,996

Company's share of net (loss) income	$(467)	$(1,715)	$670

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule of components from discontinued operations

The Company has recorded the gains and operations for these various assets sold as part of discontinued operations in the accompanying consolidated statements of operations.  The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets ($ in thousands):

	2011	2010	2009

Revenues (1)	$4,081	$5,453	$7,504

Property operating expenses (1)	(1,861)	(2,342)	(3,007)
Depreciation and amortization	(1,115)	(1,491)	(1,980)
Expenses	(2,976)	(3,833)	(4,987)
Operating income from real estate sold	1,105	1,620	2,517

Gain on sale of real estate	8,382	-	8,626
Internal disposition costs	(839)	-	(683)
Income from discontinued operations	$8,648	$1,620	$10,460

(1)
For 2011, 2010 and 2009, discontinued operations consisted of the operating results of Woodland Colonial and Clarendon properties sold in 2011 and the operating results of Tierra del Sol/Norte and Alpine Country which were sold in 2012.

Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Notes Payable [Abstract]
Mortgages notes payable
Mortgage notes payable consist of the following as of December 31, 2011 and 2010 ($ in thousands):

	2011	2010

Mortgage notes payable, secured by deeds of trust, bearing interest at ranges ranging from 4.9% to 7.4% as of December 31, 2011 principal and interest payments due monthly, and maturity dates ranging from August 2012 through April 2021	$1,502,208	$1,563,513

Multifamily housing mortgage revenue bonds secured by deeds of trust on rental properties and guaranteed by collateral pledge agreements, payable monthly at a variable rate as defined in the Loan Agreement (approximately 2.0% at December 2011 and 2.1% at December 2010), plus credit enhancement and underwriting fees ranging from approximately1.2% to 1.9%. Among the terms imposed on the properties, which are security for the bonds, is a requirement that 20% of the units are subject to tenant income criteria. Principal balances are due in full at various maturity dates from June 2012 through December 2039. Of these bonds $187.8 million are subject to various interest rate cap agreements which limit the maximum interest rate to such bonds
	243,650	269,232
	$1,745,858	$1,832,745

Aggregate scheduled principal payments of mortgage notes payable	The aggregate scheduled principal payments of mortgage notes payable are as follows ($ in thousands):
2012	$35,953
2013	215,583
2014	77,179
2015	70,305
2016	12,907
Thereafter	1,333,931
$1,745,858

Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Future minimum non-cancelable base rent to be received
As of December 31, 2011 the Company is a lessor for three commercial buildings and the commercial portions of 19 mixed use communities. The tenants' lease terms expire at various times through 2024. The future minimum non-cancelable base rent to be received under these operating leases for each of the years ending after December 31 is summarized as follows ($ in thousands):
Future
Minimum
Rent
2012	$6,778
2013	6,772
2014	6,735
2015	5,404
2016	3,259
Thereafter	16,301
$45,249

Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Equity Transactions [Abstract]
Cumulative preferred securities outstanding
Preferred Securities Offerings

As of December 31, 2011, the Company, has the following cumulative preferred securities outstanding:
Description	Issue Date	Shares Authorized	Shares Outstanding	Liquidation Preference
7.125% Series H	April 2011	8,000,000 shares	2,950,000 shares	$73,750
4.875% Series G	July 2006	5,980,000 shares	178,249 shares	$4,456

Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
Basic and diluted income per share from continuing operations
Basic and diluted income from continuing operations per share are calculated as follows for the years ended December 31 ($ in thousands, except share and per share amounts):

	2011			2010			2009
		Weighted-	Per		Weighted-	Per		Weighted-	Per
		average	Common		average	Common		average	Common
		Common	Share		Common	Share		Common	Share
	Income	Shares	Amount	Income	Shares	Amount	Income	Shares	Amount
Basic:

Income from continuing operations available to common stockholders	$32,256	32,541,792	$0.99	$32,251	29,667,064	$1.09	$72,545	27,269,547	$2.66
Income from discontinued operations available to common stockholders	8,112	32,541,792	0.25	1,513	29,667,064	0.05	9,655	27,269,547	0.35
	40,368		$1.24	33,764		$1.14	82,200		3.01

Effect of Dilutive Securities (1)	-	86,922		-	67,319		4,224	2,477,067

Diluted:
Income from continuing operations available to common stockholders (1)	$32,256			$32,251			$72,545
Add: noncontrolling interests OP unitholders (2)	-			-			3,419
Adjusted income from continuing operations available to common stockholders (1)	32,256	32,628,714	$0.99	32,251	29,734,383	$1.09	75,964	29,746,614	$2.56
Income (loss) from discontinued operations available to common stockholders	8,112			1,513			9,655
Add: noncontrolling interests OP unitholders (2)	-			-			805
Adjusted income from discontinued operations available to common stockholders	8,112	32,628,714	0.25	1,513	29,734,383	0.05	10,460	29,746,614	0.35
	$40,368		$1.24	$33,764		$1.14	$86,424		$2.91

(1)
Weighted convertible limited partnership units of 2,231,807 and 2,293,886, which include vested Series Z incentive units, for the years ended December 31, 2011 and 2010, respectively, were not included in the determination of diluted EPS because they were anti-dilutive.  Weighted convertible limited partnership units of 2,447,751, which include vested Series Z incentive units, for the year ended December 31, 2009, were included in the determination of diluted EPS because they were dilutive.  The Company has the ability to redeem DownREIT limited partnership units for cash and does not consider them to be potentially dilutive securities.

Stock options of 175,500; 123,164; and 260,736 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the diluted earnings per share calculation because the exercise price of these options were greater than the average market price of the common shares for the years ended and, therefore, were anti-dilutive.

All shares of cumulative convertible preferred stock Series G have been excluded from diluted earnings per share for the years ended 2011, 2010, and 2009 respectively, as the effect was anti-dilutive.

(2)
For the year ended December 31, 2009, net income allocated to convertible limited partnership units including vested Series Z units have been included in income available to common stock holders for the calculation of net income per common share since these units are included in the diluted weighted average common shares for the that year as discussed in (1) above.

Equity Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation Plans [Abstract]
Weighted average assumptions used to estimate fair value of stock options
The average fair value of stock options granted for the years ended December 31, 2011, 2010 and 2009 was $14.49, $18.39 and $5.24, respectively.  The stock options granted during the fourth quarter of 2011 included a $100 cap on the appreciation of the market price over the exercise price.  The fair value of stock options was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants:

	2011	2010	2009
Stock price	$131.87	$107.21	$66.05-$84.90
Risk-free interest rates	2.23%	3.50%	4.58%
Expected lives	10 years	10 years	10 years
Volatility	19.63%	22.00%	20.00%
Dividend yield	3.29%	3.85%	4.85%

Summary of stock options activity
A summary of the status of the Company's stock option plans as of December 31, 2011, 2010, and 2009 and changes during the years ended on those dates is presented below:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Outstanding at beginning of year	300,642	$88.11	378,542	$82.08	393,443	$80.63
Granted	197,500	131.87	18,214	107.21	32,259	76.68
Exercised	(83,122)	84.24	(78,381)	63.97	(18,407)	38.31
Forfeited and canceled	-	0.00	(17,733)	105.40	(28,753)	85.11
Outstanding at end of year	415,020	109.71	300,642	88.11	378,542	82.08

Options exercisable at year end	219,820	92.31	265,770	86.28	329,909	81.37

Summary information of stock options outstanding
The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding as of December 31, 2011	Weighted- average remaining contractual life	Weighted- average exercise price	Number exercisable as of December 31, 2011	Weighted- average exercise price
$48.68 - 73.38	50,577	2.8 years	$61.78	50,577	$61.78
79.05 - 125.84	167,693	5.0 years	97.70	148,193	97.15
126.73 - 134.44	196,750	9.8 years	132.27	21,050	131.66
	415,020	7.0 years	109.71	219,820	92.31

Restricted stock activity
The following table summarizes information about restricted stock outstanding as of December 31, 2011, 2010 and 2009 and changes during the years ended:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		average		average		average
		grant		grant		grant
	Shares	price	Shares	price	Shares	price
Unvested at beginning of year	44,877	$102.46	37,727	$99.43	30,304	$119.31
Granted	1,540	134.44	14,415	109.62	18,954	75.77
Vested	(9,532)	104.91	(6,126)	102.27	(5,647)	108.49
Forfeited and canceled	(1,666)	94.35	(1,139)	93.92	(5,884)	116.89
Unvested at end of year	35,219	98.57	44,877	102.46	37,727	99.43

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues and net operating income for reportable operating segments
The revenues and net operating income for each of the reportable operating segments are summarized as follows for the years ended December 31, 2011, 2010, and 2009 ($ in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues:
Southern California	$223,304	$200,541	$201,083
Northern California	149,457	127,302	121,582
Seattle Metro	81,967	70,348	71,060
Other real estate assets	10,985	7,537	7,825
Total property revenues	$465,713	$405,728	$401,550

Net operating income:
Southern California	$146,519	$132,150	$134,179
Northern California	99,047	82,288	80,274
Seattle Metro	52,173	43,006	44,603
Other real estate assets	8,740	5,120	5,037
Total net operating income	306,479	262,564	264,093

Depreciation	(151,428)	(128,221)	(116,540)
Interest expense before amortization	(91,694)	(82,756)	(81,196)
Amortization expense	(11,474)	(4,828)	(4,820)
Management and other fees	6,780	4,551	4,325
General and administrative	(20,694)	(23,255)	(24,966)
Cost of management and other fees	(4,610)	(2,707)	(3,096)
Impairment and other charges	-	(2,302)	(13,084)
Interest and other income	17,139	27,841	13,040
Gain (loss) on early retirement of debt	(1,163)	(10)	4,750
Equity (loss) income in co-investments	(467)	(1,715)	670
Gain on sale of real estate	-	-	103

Income before discontinued operations	$48,868	$49,162	$43,279

Total assets for reportable operating segments
Total assets for each of the reportable operating segments are summarized as follow as of December 31, 2011 and 2010 ($ in thousands):
	As of December 31,
Assets:	2011	2010
Southern California	$1,478,018	$1,428,264
Northern California	1,241,320	1,119,555
Seattle Metro	579,612	560,463
Other real estate assets	94,088	80,726
Net reportable operating segments - real estate assets	3,393,038	3,189,008
Real estate for development	44,280	217,531
Co-investments	383,412	107,840
Cash and cash equivalents, including restricted cash	35,463	35,694
Marketable securities	74,275	92,310
Notes and other receivables	66,369	49,444
Other non-segment assets	40,127	41,060
Total assets	$4,036,964	$3,732,887

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Summary of quarterly results of operations
The following is a summary of quarterly results of operations for 2011 and 2010 ($ in thousands, except per share and dividend amounts):

	Quarter ended	Quarter ended	Quarter ended	Quarter ended
	December 31	September 30	June 30	March 31
2011:
Total property revenues	$123,151	$118,002	$115,657	$111,968

Income before discontinued operations	$14,713	$11,992	$10,720	$12,357

Net income	$17,867	$11,085	$16,053	$12,511
Net income available to common stockholders	$13,937	$7,688	$10,325	$8,418
Per share data:
Net income:
Basic	$0.42	$0.23	$0.32	$0.27

Diluted	$0.42	$0.23	$0.32	$0.27
Market price:
High	$148.44	$145.40	$138.31	$124.41
Low	$111.25	$119.15	$122.67	$109.98
Close	$140.51	$120.04	$135.29	$124.00
Dividends declared	$1.04	$1.04	$1.04	$1.04

2010:
Total property revenues	$107,465	$103,225	$98,959	$99,085

Income before discontinued operations	$8,494	$10,260	$13,643	$17,680

Net income	$8,628	$10,426	$13,869	$17,859
Net income available to common stockholders	$4,778	$6,377	$9,482	$13,127
Per share data:
Net income:
Basic	$0.16	$0.21	$0.32	$0.45

Diluted	$0.16	$0.21	$0.32	$0.45
Market price:
High	$117.12	$115.08	$113.03	$93.98
Low	$105.60	$92.62	$89.23	$76.35
Close	$114.22	$109.44	$97.54	$89.95
Dividends declared	$1.03	$1.03	$1.03	$1.03

Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Organization [Abstract]
General partner ownership interest (in hundredths)	93.80%
Limited partners ownership interest (in hundredths)	6.20%
Operating Partnership units outstanding (in shares)	2,229,230	2,200,907
Redemption value of Operating Partnership units outstanding	$ 313,200	$ 251,400
Number of apartment communities owned	159
Apartment units owned (in units)	32,753
Ownership interests, number of commercial buildings	5
Ownership interests, number of active development projects	5

Summary of Critical and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Principles of consolidation [Abstract]
Noncontrolling interest in Operating Partnership (in hundredths)	6.20%	6.60%
Number of DownREIT limited partnerships the company consolidates	19
Number of communities within the DownREIT partnership	12
Assets related to variable interest entities, net intercompany eliminations	$ 215,200	$ 217,300
Liabilities related to variable interest entities, net of intercompany eliminations	173,400	168,000
Redemption rights of limited partners by issuance of common stock for partnership unit, conversion basis	one share per unit basis
Total DownREIT units outstanding (in units)	1,063,848	1,096,871
Redemption value of the variable interest entities	149,500	125,300
Real estate rental properties [Abstract]
Threshold useful life of assets for capitalization (in years)	1Y
Depreciable life of various categories of fixed assets [Abstract]
Expected lease term of acquired tenant (in months)	20M
Written-off development costs			6,700
Number of land parcels no longer developed by Company	2
Revenues and gains on sale of real estate [Abstract]
Lease terms, minimum (in months)	6M
Lease terms, maximum (in months)	12M
No rent time period, minimum (in months)	1M
No rent time period, maximum (in months)	2M
Cash equivalents and restricted cash [Abstract]
Original maturities of highly liquid investments to be classified as cash equivalents, maximum (in months)	3M
Marketable securities [Abstract]
Maturity date of investments in mortgage backed securities, first	November 2019	November 2019
Maturity date of investments in mortgage backed securities, final	September 2020	September 2020
Proceeds from sales of available for sale securities	33,000	102,000	23,000
Gain from sales of available-for-sale securities	5,000	12,400	1,000
Fair value of financial instruments [Abstract]
Fixed rate debt, carrying amount	1,770,000	1,560,000
Fixed rate debt, fair value	1,880,000	1,580,000
Variable rate debt, carrying amount	593,700	695,200
Variable rate debt, fair value	572,300	672,800
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	72,203	87,213
Available for sale, Gross Unrealized Gain (Loss)	2,072	5,097
Available for sale, Fair Value	74,275	92,310
Held to maturity, Amortized Cost	46,738	41,987
Held to maturity, Gross Unrealized Gain (Loss)	0	0
Held to maturity, Fair Value	46,738	41,987
Interest income	10,501	15,350	11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	(1,682)	0	0
Other income	0	0	185
Total interest and other income	17,139	27,841	13,040
Investment-grade unsecured bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	3,615	22,243
Available for sale, Gross Unrealized Gain (Loss)	399	4,403
Available for sale, Fair Value	4,014	26,646
Investment funds-US treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	11,783	14,345
Available for sale, Gross Unrealized Gain (Loss)	121	582
Available for sale, Fair Value	11,904	14,927
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	10,067	8,638
Available for sale, Gross Unrealized Gain (Loss)	1,552	112
Available for sale, Fair Value	$ 11,619	$ 8,750
Common Stock [Member]
Status of cash dividends distributed [Abstract]
Ordinary income (in hundredths)	63.68%	82.46%	79.82%
Capital gains (in hundredths)	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain (in hundredths)	0.74%	0.00%	4.42%
Return of capital (in hundredths)	24.42%	11.93%	0.00%
Total cash dividends distributed (in hundredths)	100.00%	100.00%	100.00%
Series F and G Preferred Stock [Member]
Status of cash dividends distributed [Abstract]
Ordinary income (in hundredths)	100.00%	93.63%	79.82%
Capital gains (in hundredths)	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain (in hundredths)	0.00%	0.00%	4.42%
Return of capital (in hundredths)	0.00%	0.00%	0.00%
Total cash dividends distributed (in hundredths)	100.00%	100.00%	100.00%
Interior Unit Improvements [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	5 years
Maximum [Member] | Computer Software and Equipment [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	5 years
Minimum [Member] | Computer Software and Equipment [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	3 years
Average [Member] | Land Improvements and Certain Exterior Components of Real Property [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	10 years
Average [Member] | Real Estate Structures [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	30 years

Real Estate Investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			3 Months Ended							3 Months Ended	1 Months Ended	3 Months Ended						1 Months Ended	12 Months Ended																										3 Months Ended			3 Months Ended										3 Months Ended	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Mortgages [Member] Wesco I - Arbos Parc Rose mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Wesco I - Reveal mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Wesco I - Redmond Hill mortgage loan [Member]	Dec. 31, 2011 Mortgages [Member] Wesco I - Briarwood mortgage loan [Member]	Dec. 31, 2011 Mortgages [Member] Wesco I - The Woods mortgage loan [Member]	Sep. 30, 2011 Mortgages [Member] Fountain at La Brea - bond financing [Member]	Dec. 31, 2011 Mortgages [Member] Santa Monica at La Brea - bond financing [Member]	Jun. 30, 2011 Line of Credit [Member] Wesco I - Arbos Parc Rose line of credit [Member]	Dec. 31, 2010 Construction Loans [Member] Queen Anne - construction loan [Member]	Mar. 31, 2011 Santee Village [Member]	Mar. 31, 2011 1000 Kiely [Member]	Jun. 30, 2011 Bellerive [Member]	Jun. 30, 2011 Santa Clara Retail [Member]	Sep. 30, 2011 Bernard [Member]	Dec. 31, 2011 Delano [Member]	Jan. 31, 2012 Bon Terra [Member]	Dec. 31, 2010 416 on Broadway [Member]	Dec. 31, 2010 Anavia [Member]	Dec. 31, 2010 Santee Court [Member]	Dec. 31, 2010 Courtyard off Main [Member]	Dec. 31, 2010 Corbella at Juanita Bay [Member]	Dec. 31, 2010 Allegro [Member]	Dec. 31, 2010 101 San Fernando [Member]	Dec. 31, 2010 The Commons [Member]	Dec. 31, 2010 Bella Villagio [Member]	Dec. 31, 2010 Muse [Member]	Dec. 31, 2010 Elevation [Member]	Dec. 31, 2011 Real Estate Under Development Activities [Member]	Dec. 31, 2011 Predevelopment Pipeline [Member]	Dec. 31, 2011 Predevelopment Pipeline - Land [Member]	Dec. 31, 2011 Equity Method Investment [Member]	Dec. 31, 2010 Equity Method Investment [Member]	Dec. 31, 2009 Equity Method Investment [Member]	Dec. 31, 2011 Cost Method Investment [Member] Series Preferred Stock [Member]	Dec. 31, 2010 Cost Method Investment [Member] Series Preferred Stock [Member]	Dec. 31, 2011 Equity Method Investment - Operating [Member]	Dec. 31, 2010 Equity Method Investment - Operating [Member]	Dec. 31, 2011 Equity Method Investment - Development [Member]	Dec. 31, 2010 Equity Method Investment - Development [Member]	Dec. 31, 2011 Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Wesco I LLC [Member] Equity Method Investment [Member]	Sep. 30, 2011 Wesco I - Redmond Hill [Member] Equity Method Investment [Member]	Dec. 31, 2011 Essex Apartment Value Fund II, L.P. Fund II [Member] Equity Method Investment [Member]	Dec. 31, 2010 Essex Apartment Value Fund II, L.P. Fund II [Member] Equity Method Investment [Member]	Mar. 31, 2010 Essex Skyline at MacArthur Place [Member] Equity Method Investment [Member]	Dec. 31, 2011 Essex Skyline at MacArthur Place [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Essex Skyline at MacArthur Place [Member] Equity Method Investment - Operating [Member]	Jun. 30, 2011 Canada Pension Plan Investment Board (CPPIB) I [Member] Equity Method Investment [Member]	Sep. 30, 2011 Canada Pension Plan Investment Board (CPPIB) II [Member] Equity Method Investment [Member]	Sep. 30, 2011 Fountain at La Brea [Member] Equity Method Investment [Member] sqft	Dec. 31, 2011 Santa Monica at La Brea [Member] Equity Method Investment [Member] sqft	Dec. 31, 2010 Queen Anne [Member] Equity Method Investment [Member]	Dec. 31, 2011 Queen Anne [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Queen Anne [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment [Member]	Dec. 31, 2011 Wesco II, LLC [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Wesco II, LLC [Member] Equity Method Investment - Preferred Interest [Member]	Jun. 30, 2011 Los Angeles I [Member] Equity Method Investment [Member]	Mar. 31, 2011 Los Angeles II [Member] Equity Method Investment [Member]	Sep. 30, 2010 Anaheim [Member] Equity Method Investment [Member]	Sep. 30, 2011 MyNewPlace.com [Member] Equity Method Investment [Member]	Mar. 31, 2009 Development joint venture [Member] Equity Method Investment [Member]	Dec. 31, 2011 Development joint venture [Member] Equity Method Investment [Member]	Dec. 31, 2011 Limited partnership interest in Essex Apartment Value Fund II LP [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Limited partnership interest in Essex Apartment Value Fund II LP [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2011 Limited liability companies that own own and are developing Cadence and West Dublin [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Limited liability companies that own own and are developing Cadence and West Dublin [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Limited liability companies that own own and are developing Fountain and Santa Monica at La Brea [Member] Equity Method Investment - Development [Member]	Dec. 31, 2010 Limited liability companies that own own and are developing Fountain and Santa Monica at La Brea [Member] Equity Method Investment - Development [Member]	Dec. 31, 2011 Apartment communities in downtown Los Angeles [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Apartment communities in downtown Los Angeles [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Madison Park at Anaheim [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2010 Madison Park at Anaheim [Member] Equity Method Investment - Preferred Interest [Member]	Dec. 31, 2011 Membership interest in Wesco [Member] Equity Method Investment - Operating [Member]	Dec. 31, 2010 Membership interest in Wesco [Member] Equity Method Investment - Operating [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Number of communities acquired				5	11																																												4
Gain from sale of real estate	$ 3,200	$ 200	$ 5,200	$ 8,400																																																																	$ 900
Number of units sold			159
Ownership interest in joint venture (in hundredths)																																																		28.20%		50.00%			55.00%	55.00%	50.00%		50.00%
Fee earned for acquisition of property																																																				500
Number of institutional investors in partnership																																																		8
Equity investment, contributions by institutional investors																																																		265,900
Equity investment, contribution by Company																																																		75,000							9,000	5,800												5,800
Debt ratio as leverage (in hundredths)																																																		55.00%												60.00%	60.00%
Number of apartment communities owned	159			159																																												6		14	14
Write-off of investment in joint venture development project				0	2,302	13,084																																																																5,800
Ownership split in joint venture																																																50/50										50/50				50/50	50/50
Total equity commitment from partners																																																200,000
Each partner's equity commitment																																																100,900
Co-investment	383,412			383,412	107,840																																			0	639	163,945	95,187	96,072	0	123,395	12,014	78,300					24,063	29,187						17,981	0	175,000	175,000	88,075	0	13,000	9,700	12,000				64,294	66,000	62,897	0	15,194	0	22,792	0	12,528	12,014	75,588	0
Number of units to be developed by joint venture																																																								309	187	184	275
Square footage of real estate property (in sq ft)																																																									18,200	12,750
Ownership interest in joint venture by partner (in hundredths)																																																											50.00%
Stated term of preferred equity investment (in years)																																																														7Y				5Y	10Y
Preferred return on preferred equity investment (in hundredths)																																																														101.00%				10.00%
Preferred return on preferred equity investment in first five years (in hundredths)																																																																			9.00%	13.00%
Preferred return on preferred equity investment, thereafter, minimum (in hundredths)																																																																			10.00%
Preferred return on preferred equity investment, thereafter, maximum (in hundredths)																																																																			12.50%
Preferred return on preferred equity investment, thereafter (in hundredths)																																																																				15.00%
Net proceeds from sale of property																																																																					1,600
Income tax benefit recognized for 2009 write-off of investment in development joint venture																																																																							1,600
Balance sheets [Abstract]
Rental properties and real estate under development																																					(1,483,596)	(750,808)
Other assets																																					63,131	15,864
Total assets																																					1,546,727	766,672
Debt							59,900	78,700	97,100	19,300	13,500	54,500	59,900		45,000																						(900,095)	(450,693)																								450,000	450,000
Other liabilities																																					48,472	7,076
Equity																																					598,160	308,903
Total liabilities and equity																																					1,546,727	766,672
Company's share of equity																																					383,412	107,201
Statements of operations [Abstract]
Property revenues																																					106,386	54,699	47,201
Property operating expenses																																					43,065	24,098	18,450
Net property operating income																																					63,321	30,601	28,751
Interest expense																																					27,843	13,619	10,805
General and administrative																																					1,528	709	294
Depreciation and amortization																																					44,412	20,850	15,656
Net income (loss)																																					(10,462)	(4,577)	1,996
Company's share of net (loss) income																																					(467)	(1,715)	670
Projected debt service coverage ratio (in hundredths)																																																															110.00%
Number of years the investment can not be repaid (in years)																																																															2
Business Combination, Separately Recognized Transactions [Line Items]
Cost of acquired entity	103,300			103,300	456,250											17,000	31,400	27,000	20,600	13,800	14,100	16,000	43,000	80,600	31,100	30,000	23,400	29,850	64,100	42,500	54,000	39,100	18,600		42,800	44,300
Number of units acquired				386	2,032											73	121	63		63	66	60	115	250	165	110	169	97	323	264	231	152	156	1,235	481	298
Mortgage loan on property acquired, maturity date																			Apr 30, 2014
Mortgage loan on property acquired, interest rate (in hundredths)																			5.00%
Number of units expected to be entitled																			494
Percentage of space leased (in hundredths)																			100.00%
Purchase price	103,300			103,300	456,250											17,000	31,400	27,000	20,600	13,800	14,100	16,000	43,000	80,600	31,100	30,000	23,400	29,850	64,100	42,500	54,000	39,100	18,600		42,800	44,300
Units				386	2,032											73	121	63		63	66	60	115	250	165	110	169	97	323	264	231	152	156	1,235	481	298
Quarter acquired																							Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q4 2010	Q3 2010	Q3 2010	Q3 2010	Q3 2010	Q2 2010
Sales price of real estate	7,400	1,400	16,000	23,400
Number of active development projects	5			5																														5
Estimated costs to be expended																																		282,600
Estimated cost of active development projects																																		422,600
Cost related to land held for future development or sale																																				44,300
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	440,000			440,000	207,200									100,000
Debt instrument, description of variable rate basis								LIBOR						LIBOR	LIBOR
Basis spread on variable rate (in hundredths)								1.90%						2.30%	1.95%
Secured mortgage loans on real estate							59,900	78,700	97,100	19,300	13,500	54,500	59,900		45,000																						(900,095)	(450,693)																								450,000	450,000
Debt instrument, maturity term (in years)							10Y	2Y	10Y	10Y
Debt instrument, number of extensions								2							2
Debt instrument, term of extensions (in years)								1 year
Number of loans on real estate acquired									2
Estimated total cost of renovation										$ 5,900
Interest rate swap, termination date		Sep 30, 2016													Jul 31, 2014
Interest rate swap, description of variable interest rate basis	SIFMA	SIFMA
Interest rate swap, basis spread on variable rate (in hundredths)	1.50%	1.50%		1.50%

Notes and Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011 Notes Receivable [Member]	Dec. 31, 2010 Notes Receivable [Member]	Dec. 31, 2010 Notes Receivable [Member] Santee Court [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due January 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due January 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due November 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due November 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured 1 Due December 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured 1 Due December 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured 2 Due December 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured 2 Due December 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due November 2013 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due November 2013 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due December 2014 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due December 2014 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due June 2017 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due June 2017 [Member]	Dec. 31, 2011 Other Receivables [Member]	Dec. 31, 2010 Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 66,369		$ 49,444	$ 2,734	$ 531		$ 7,331	$ 7,331	$ 12,428	$ 0	$ 10,928	$ 10,930	$ 6,445	$ 6,513	$ 971	$ 971	$ 3,221	$ 3,221	$ 17,646	$ 16,708	$ 4,688	$ 3,239
Base reference rate used for variable rate debt (in hundredths)	SIFMA	SIFMA											LIBOR	LIBOR
Basis spread on variable rate (in hundredths)													8.00%	8.00%
Stated interest rate (in hundredths)							9.80%	9.80%	5.00%	5.00%	8.80%	8.80%			8.00%	8.00%	6.50%	6.50%	6.30%	6.30%
Amended note receivable fixed interest rate (in hundredths)																	4.00%
Mortgage note receivable purchased						21,000														16,600
Number of units in condominium community operated as a rental									197											78
Carrying amount of loan purchased						25,700														19,200
Purchase price of property						$ 31,100
Extension option period (in months)																			18
Amended note effective interest rate, minimum (in hundredths)																			8.40%
Amended note effective interest rate, minimum (in hundredths)																			9.60%

Related Party Transactions (Details) (USD $)	12 Months Ended			9 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 arcus and Millichamp Company TMMC Affiliate [Member]	Jun. 30, 2010 Chairman [Member]
Related Party Transactions [Abstract]
Management and other fees from affiliates including management, property management, development and redevelopment fees from co-investments, net of intercompany amounts eliminated by company	$ 6,800,000	$ 4,100,000	$ 4,300,000
Property acquisition fee		500,000
Related Party Transaction [Line Items]
Preferred equity interest investment in a related party entity				12,000,000
Number of units owned by preferred equity interest related party entity investee				768
Preferred return on investment in related party investee during first five years (in hundredths)				13.00%
Preferred return on investment in related party investee after year five (in hundredths)				15.00%
Redemption price per partnership unit (in dollars per share)					$ 106.76
Redemption price discount from the closing price of the company's common stock (in hundredths)					2.00%
Partnership units purchased from related party (in shares)					187,334
Limited partnership units exchange ratio to Company's common stock					One-for-one
Executive Vice President of the Company invested		$ 4,000,000
Limited partnership interest in partnership investments (in hundredths)		6.00%
Invested company's interest in a limited liability company that acquired Essex Skyline at MacArthur (in hundredths)		50.00%

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Discontinued Operations [Abstract]
Number of communities sold	1				5
Number of units sold					353
Number of office building sold	1
Sales price of communities sold	$ 23,400				$ 38,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of real estate	8,382		0		8,626
Schedule of components from discontinued operations [Abstract]
Revenues	4,081	[1]	5,453	[1]	7,504	[1]
Property operating expenses	(1,861)	[1]	(2,342)	[1]	(3,007)	[1]
Depreciation and amortization	(1,115)		(1,491)		(1,980)
Expenses	(2,976)		(3,833)		(4,987)
Operating income from real estate sold	1,105		1,620		2,517
Gain on sale of real estate	8,382		0		8,626
Internal disposition costs	(839)		0		(683)
Income (loss) from discontinued operations	$ 8,648		$ 1,620		$ 10,460

[1]	For 2011, 2010 and 2009, discontinued operations consisted of the operating results of Woodland Colonial and Clarendon properties sold in 2011 and the operating results of Tierra del Sol/Norte and Alpine Country which were sold in 2012.

Mortgage Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Mortgage Notes Payable [Member]	Dec. 31, 2010 Mortgage Notes Payable [Member]	Dec. 31, 2011 Multifamily Housing Mortgage Revenue Bonds [Member]	Dec. 31, 2010 Multifamily Housing Mortgage Revenue Bonds [Member]	Dec. 31, 2010 Secured Deeds of Trust [Member]
Debt Instrument [Line Items]
Mortgages notes payable	$ 1,832,745	$ 1,745,858	$ 1,502,208	$ 1,563,513	$ 243,650	$ 269,232
Monthly interest expense			7,000
Monthly principal amortization			1,900
Mortgages notes payable	1,832,745	1,745,858					110,700
Repayment of debt before the scheduled maturity date, prepayment penalties		The prepayment penalty on the majority of the Company's mortgage notes payable are computed by the greater of a 1 of the amount of the principal being prepaid or b the present value of the mortgage note payable which is calculated by multiplying the principal being prepaid by the difference between the interest rate of the mortgage note and the stated yield rate on a specified U.S. treasury security as defined in the mortgage note agreement.
Initial fair value of tax-exempt bonds assumed		35,200
Fair value of tax-exempt bonds assumed	32,900	35,300
Term of credit facility (in years)	10Y
Maximum borrowing capacity on credit facility	207,200	440,000
Number of communities securing credit facility	7
Fixed rate interest on credit facility (in hundredths)	4.30%
Effective interest rate (in hundredths)	6.80%
Existing loans paid off	99,000
Mortgage interest rate, minimum (in hundredths)			4.90%
Mortgage interest rate, maximum (in hundredths)			7.40%
Mortgage interest rate, maturity date range, minimum			2011-08		2012-06	2011-06
Mortgage interest rate, maturity date range, maximum			2021-04		2039-12	2039-12
Multifamily housing mortgage revenue bonds, variable interest rate (in hundredths)					2.00%	2.10%
Multifamily housing mortgage revenue bonds credit enhancement and underwriting fees, minimum (in hundredths)					1.20%	1.20%
Multifamily housing mortgage revenue bonds credit enhancement and underwriting fees, maximum (in hundredths)					1.90%	1.90%
Percentage of units subject to tenant income criteria (in hundredths)					20.00%	20.00%
Bond subject to interest rate caps					191,900	191,900
Mortgage notes payable maturities
2012		35,953
2013		215,583
2014		77,179
2015		70,305
2016		212,907
Thereafter		$ 1,133,931

Unsecured Debt and Lines of Credit (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Unsecured Bonds Average 4.5% [Member]	Dec. 31, 2011 Unsecured Bonds 4.36% [Member]	Dec. 31, 2011 Unsecured Bonds 4.5% [Member]	Dec. 31, 2011 Unsecured Bonds 4.92% [Member]	Dec. 31, 2011 Unsecured Term Loan [Member]	Dec. 31, 2011 Secured Line of Credit Freddie Mac [Member]	Dec. 31, 2010 Secured Line of Credit Freddie Mac [Member]	Jan. 31, 2012 Line of Credit Working Capital [Member]	Dec. 31, 2011 Line of Credit Working Capital [Member]	Dec. 31, 2010 Unsecured Line of Credit [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member]
Unsecured Debt and Lines of Credit [Abstract]
Number of outstanding lines of credit		2
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity	$ 207,200	$ 440,000							$ 250,000		$ 15,000
Line of credit with an accordion option													425,000
Unsecured line of credit balance												150,000
Accordion option to increase maximum borrowing capacity												500,000
Basis spread on variable rate, initial (in hundredths)											1.25%	3.00%
Basis spread on variable rate, amended (in hundredths)							1.40%					2.40%
Increment in borrowing limit										25,000
Line of credit facility maturity date									December 2013		January 2014	December 2014
Number of apartment communities securing the credit facility									11
Number of one year extensions available													2
Early retirement of debt	99,000							600
Debt Instrument [Line Items]
Proceeds from issuance of unsecured bonds			265,000
Average interest rates for bonds issued (in hundredths)			4.50%
Maturity date				Jan 1, 2016	Jan 1, 2017	Jan 1, 2019
Interest rate (in hundredths)				4.36%	4.50%	4.92%
Unsecured term loan amount		200,000					200,000
Basis spread on variable rate (in hundredths)							1.40%					2.40%
Term of loan							5Y
Notional amount of interest rate swap							$ 150,000
Interest rate after swap contract							2.66%

Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Amount of unsecured loan that is effectively fixed with the interest rate swap		$ 150,000
Total amount of unsecured loan		200,000
Derivatives maturity date	Sep 30, 2016
Mortgage obtained during 2011		32,000
Effective interest rate on mortgage loans, maximum (in hundredths)		6.20%	6.80%
Effective interest rate on mortgage loans, minimum (in hundredths)		5.40%	4.50%
Term of mortgage loan paid from derivatives proceeds			10Y
Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Notional amount of interest rate contracts		187,800
Number of derivative instruments held		12
Tax exempt variable rate debt		202,700
Aggregate carrying value of the interest rate cap contracts		200
Designated as Hedging Instrument [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amount of interest rate contracts		150,000
Interest rate (in hundredths)		2.60%
Number of derivative instruments held		4
Derivatives maturity date		Nov 30, 2016
Aggregate carrying value of the interest rate swap contracts		1,400
Derivative instruments settled		20,000	355,000
Proceeds from derivatives contracts settlement		2,300	81,300
Expense related to the ineffectiveness included in impairment and other charges			2,300
Not Designated as Hedging Instrument [Member] | Swap [Member]
Derivative [Line Items]
Amount of hedged item			38,000
Notional amount of fixed spread basis			35,200
Term of swap (in years)			3
Notional amount fixed spread ratably increases over term of swap			38,000
Percentage of price depreciation the Company obligated to pay if bonds decline in value (in hundredths)			100.00%
Percentage of price appreciation Citibank obligated to pay if bonds increase in value (in hundredths)			85.00%
Fair value of the swap		$ 1,800	3,000

Lease Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Number of commercial buildings leased	3
Number of commercial portions of mixed use communities leased	19
Future minimum rent
2012	$ 6,778
2013	6,772
2014	6,735
2015	5,404
2016	3,259
Thereafter	16,301
Total future minimum rent	$ 45,249

Equity Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2011 7.125% Series H Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2011 7.125% Series H Cumulative Redeemable Preferred Stock [Member]	Sep. 30, 2006 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2011 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2010 4.875% Series G Cumulative Convertible Preferred Stock [Member]	Jun. 30, 2011 7.875% Series B Cumulative Redeemable Preferred Units [Member]	Jun. 30, 2011 7.8125% Series F Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Class of Stock [Line Items]
Cumulative dividend rate (in hundredths)		7.13%		4.88%		7.88%	7.81%
Issue date		April 2011		July 2006
Outstanding (in shares)		2,950,000		178,249
Liquidation preference		$ 73,750		$ 4,456	$ 4,500
Shares issued (in shares)	2,950,000							2,500,000	2,400,000	2,700,000
Issue price (in dollars per share)	$ 25							$ 133.29
Net proceeds	71,200							323,900	251,400	198,500
Beginning date of called period	Apr 13, 2016
Liquidation value						80,000	25,000
Excess of cash paid over carrying value						1,000	900
Number of shares sold (in shares)			5,980,000
Gross proceeds from sale of shares			$ 149,500
Conversion rate into shares of common stock (in shares)			0.183
Liquidation preference per share (in dollars per share)			$ 25
Initial conversion price per share of common stock (in dollars per share)			$ 136.62
Beginning date that Company may cause conversion into common stock.			Jul 31, 2011

Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Basic:
Income from continuing operations available to common stockholders											$ 32,256		$ 32,251		$ 72,545
Income from continuing operations available to common stockholders (in shares)											32,541,792		29,667,064		27,269,547
Income from continuing operations available to common stockholders (in dollars per share)											$ 0.99		$ 1.09		$ 2.66
Income from discontinued operations											8,112		1,513		9,655
Income from discontinued operations (in shares)											32,541,792		29,667,064		27,269,547
Income from discontinued operations (in dollars per share)											$ 0.25		$ 0.05		$ 0.35
Income available to common stockholders	13,937		7,688	10,325	8,418	4,778		6,377	9,482	13,127	40,368		33,764		82,200
Income available to common stockholders (in dollars per share)	$ 0.42		$ 0.23	$ 0.32	$ 0.27	$ 0.16		$ 0.21	$ 0.32	$ 0.45	$ 1.24		$ 1.14		$ 3.01
Effect of Dilutive Securities											0	[1]	0	[1]	4,224	[1]
Effect of Dilutive Securities (in shares)											86,922	[1]	67,319	[1]	2,477,067	[1]
Diluted:
Income from continuing operations available to common stockholders											32,256	[1]	32,251	[1]	72,545	[1]
Add: noncontrolling interests OP unitholders	0	[2]				0	[2]				0	[2]	0	[2]	3,419	[2]
Adjusted income from continuing operations available to common stockholders											32,256	[1]	32,251	[1]	75,964	[1]
Adjusted income from continuing operations available to common stockholders (in shares)											32,628,714	[1]	29,734,383	[1]	29,746,614	[1]
Adjusted income from continuing operations available to common stockholders (in dollars per share)											$ 0.99	[1]	$ 1.09	[1]	$ 2.56	[1]
Income (loss) from discontinued operations available to common stockholders											8,112		1,513		9,655
Add: noncontrolling interests OP unitholders	0	[2]				0	[2]				0	[2]	0	[2]	805	[2]
Adjusted income from discontinued operations available to common stockholders											8,112		1,513		10,460
Adjusted income from discontinued operations available to common stockholders (in shares)											32,628,714		29,734,383		29,746,614
Adjusted income from discontinued operations available to common stockholders (in dollars per share)											$ 0.25		$ 0.05		$ 0.35
Total income (Diluted)											$ 40,368		$ 33,764		$ 86,424
Total income per common share amount (in dollars per share)	$ 0.42		$ 0.23	$ 0.32	$ 0.27	$ 0.16		$ 0.21	$ 0.32	$ 0.45	$ 1.24		$ 1.14		$ 2.91
Convertible Limited Partnership Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted convertible limited partnership units											2,231,807		2,293,886		2,447,751
Anti-dilutive securities (in shares)											2,231,807		2,293,886		2,447,751
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted convertible limited partnership units											175,500		123,164		260,736
Anti-dilutive securities (in shares)											175,500		123,164		260,736

[1]	Weighted convertible limited partnership units of 2,231,807 and 2,293,886, which include vested Series Z incentive units, for the years ended December 31, 2011 and 2010, respectively, were not included in the determination of diluted EPS because they were anti-dilutive. Weighted convertible limited partnership units of 2,447,751, which include vested Series Z incentive units, for the year ended December 31, 2009, were included in the determination of diluted EPS because they were dilutive. The Company has the ability to redeem DownREIT limited partnership units for cash and does not consider them to be potentially dilutive securities. Stock options of 175,500; 123,164; and 260,736 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the diluted earnings per share calculation because the exercise price of these options were greater than the average market price of the common shares for the years ended and, therefore, were anti-dilutive. All shares of cumulative convertible preferred stock Series G have been excluded from diluted earnings per share for the years ended 2011, 2010, and 2009 respectively, as the effect was anti-dilutive.
[2]	For the year ended December 31, 2009, net income allocated to convertible limited partnership units including vested Series Z units have been included in income available to common stock holders for the calculation of net income per common share since these units are included in the diluted weighted average common shares for the that year as discussed in (1) above.

Equity Based Compensation Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Based Compensation Plans [Abstract]
Number of shares available (in shares)	1,200,000
Exercise price as a percentage of fair market value of common stock on grant date, minimum (in hundredths)	100.00%
Life of options (in years)	10Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,927	$ 3,251	$ 3,412
Intrinsic value of the options outstanding and fully vested	10,600	7,700	4,100
Cap on the appreciation of the market price over the exercise price	100,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	200	200	200
Intrinsic value of options exercised	3,800	2,900	500
Unrecognized compensation cost	2,600
Unrecognized compensation cost, weighted average recognition period, minimum (in years)	2 years
Unrecognized compensation cost, weighted average recognition period, maximum (in years)	5 years
Average fair value of stock options granted (in dollars per share)	$ 17.98	$ 18.39	$ 5.24
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	200	200	200
Unrecognized compensation cost	2,800
Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	500	600	400
Intrinsic value of options exercised	17,300
Unrecognized compensation cost	$ 8,900
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	1 year
Minimum [Member] | Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	8 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	5 years
Maximum [Member] | Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	15 years

Equity Based Compensation Plans, Weighted average assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average fair value assumptions [Abstract]
Stock price (in dollars per share)	$ 131.87	$ 107.21
Stock price, minimum (in dollars per share)			$ 66.05
Stock price, maximum (in dollars per share)			$ 84.9
Risk-free interest rates (in hundredths)	2.24%	3.50%	4.58%
Expected lives (in years)	10 years	10 years	10 years
Volatility (in hundredths)	19.63%	22.00%	20.00%

Equity Based Compensation Plans, Summary of stock options activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options [Roll Forward]
Beginning balance, outstanding (in shares)	300,642,000	378,542,000	393,443,000
Granted (in shares)	197,500,000	18,214,000	32,259,000
Exercised (in shares)	(83,122,000)	(78,381,000)	(18,407,000)
Forfeited and canceled (in shares)	0	(17,733,000)	(28,753,000)
Ending balance, outstanding (in shares)	415,020,000	300,642,000	378,542,000
Options exercisable, ending balance (in shares)	219,820,000	265,770,000	329,909,000
Stock options additional disclosures [Abstract]
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 88.11	$ 82.08	$ 80.63
Weighted average exercise price, granted (in dollars per share)	$ 131.87	$ 107.21	$ 76.68
Weighted average exercise price, exercised (in dollars per share)	$ 84.24	$ 63.97	$ 38.31
Weighted average exercise price, forfeited and canceled (in dollars per share)	$ 0	$ 105.4	$ 85.11
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 109.71	$ 88.11	$ 82.08
Weighted average exercise price, options exercisable, ending balance (in dollars per share)	$ 92.31	$ 86.28	$ 81.37

Equity Based Compensation Plans, Summary information of stock options outstanding (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 48.68-73.38 [Member]	Dec. 31, 2011 48.68-73.38 [Member]	Dec. 31, 2011 79.05-125.84 [Member]	Dec. 31, 2011 79.05-125.84 [Member]	Dec. 31, 2011 126.73-132.62 [Member]	Dec. 31, 2011 126.73-132.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)						$ 48.68		$ 79.05		$ 126.73
Exercise price range, upper range limit (in dollars per share)						$ 73.38		$ 125.84		$ 132.62
Number of options outstanding, ending balance (in shares)	415,020,000				50,577,000	50,577,000	167,693,000	167,693,000	196,750,000	196,750,000
Options outstanding, weighted-average remaining contractual life (in years)	6 years 9 months 18 days				2 years 9 months 18 days		5 years		9 years 9 months 18 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 109.71				$ 61.78	$ 61.78	$ 97.7	$ 97.7	$ 132.27	$ 132.27
Number of options exercisable, ending balance (in shares)	219,820,000				50,577,000	50,577,000	148,193,000	148,193,000	21,050,000	21,050,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 92.31				$ 61.78	$ 61.78	$ 97.15	$ 97.15	$ 131.66	$ 131.66
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		1,540	14,415	18,954
Unrecognized compensation cost, weighted average recognition period (in years)			6 years

Equity Based Compensation Plans, Restricted stock activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001
Nonvested stock [Roll forward]
Unvested, beginning balance (in shares)				44,877,000	37,727,000	30,304,000
Granted (in shares)				1,540,000	14,415,000	18,954,000
Vested (in shares)				(9,532,000)	(6,126,000)	(5,647,000)
Forfeited and canceled (in shares)				(1,666,000)	(1,139,000)	(5,884,000)
Unvested, ending balance (in shares)	35,219,000	37,727,000		35,219,000	44,877,000	37,727,000
Additional disclosures [Abstract]
Weighted-average grant price, unvested, beginning balance (in dollars per share)				$ 102.46	$ 99.43	$ 119.31
Weighted-average grant price, granted (in dollars per share)				$ 134.44	$ 109.62	$ 75.77
Weighted-average grant price, vested (in dollars per share)				$ 104.71	$ 102.27	$ 108.49
Weighted-average grant price, forfeited and canceled (in dollars per share)				$ 94.35	$ 93.92	$ 116.89
Weighted-average grant price, unvested, ending balance (in dollars per share)	$ 98.57	$ 99.43		$ 98.57	$ 102.46	$ 99.43
Total outstanding incentive units [Abstract]
Weighted-average remaining contractual life, beginning balance (in years)				10 years	10 years	10 years
Weighted-average remaining contractual life, ending balance (in years)				10 years	10 years	10 years
Series Z Incentive Units [Member]
Nonvested stock [Roll forward]
Unvested, beginning balance (in shares)				171,902	105,881	143,604
Granted (in shares)				46,500,000	108,000,000		200,000
Vested (in shares)				(44,520)	(37,629)	(37,723)
Forfeited and canceled (in shares)				(3,863)	(4,350)
Unvested, ending balance (in shares)	170,019	105,881	143,604	170,019	171,902	105,881
Additional disclosures [Abstract]
Weighted-average grant price, unvested, beginning balance (in dollars per share)				$ 54.15	$ 39.36	$ 39.36
Weighted-average grant price, unvested, ending balance (in dollars per share)	$ 58.17	$ 39.36	$ 39.36	$ 58.17	$ 54.15	$ 39.36
Incentive units vested [Roll Forward]
Vested, beginning balance (in shares)				326,280	288,651	250,928
Vested, units granted (in shares)				0
Vested, units vested (in shares)				44,520	37,629	37,723
Vested, units converted (in shares)				(191,718)
Vested, ending balance (in shares)	179,082	288,651	250,928	179,082	326,280	288,651
Aggregate intrinsic value, unvested, beginning balance				$ 19,463	$ 8,751	$ 10,878
Aggregate intrinsic value, unvested, ending balance	$ 23,719	$ 8,751	$ 10,878	$ 23,719	$ 19,463	$ 8,751
Total outstanding incentive units [Abstract]
Total outstanding units, beginning balance (in shares)				498,182	394,532	394,532
Total outstanding units, granted (in shares)				46,500	108,000
Total outstanding units, vested (in shares)				0	0	0
Total outstanding units, cancelled (in shares)				(3,863)	(4,350)
Total outstanding units, converted (in shares)				(191,718)
Total outstanding units, ending balance (in shares)	349,101	394,532	394,532	349,101	498,182	394,532
Weighted-average remaining contractual life, beginning balance (in years)	12 years 3 months 18 days	8 years 2 months 12 days	9 years 2 months 12 days
Weighted-average remaining contractual life, ending balance (in years)	12 years 3 months 18 days	8 years 2 months 12 days	9 years 2 months 12 days

Equity Based Compensation Plans, Long term incentive plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series Z Incentive Units [Member]	Dec. 31, 2010 Series Z Incentive Units [Member]	Dec. 31, 2001 Series Z Incentive Units [Member]	Dec. 31, 2010 2010 Series Z-1 Units [Member]	Dec. 31, 2005 2010 Series Z-1 Units [Member]	Dec. 31, 2004 2010 Series Z-1 Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis for estimating fair value of a unit				The estimated fair value of a Z Unit is determined on the grant date and considers the company's current stock price, the dividends that are not paid on unvested units and a marketability discount for the 8 to 15 years of illiquidity.
Basis for calculating compensation expense				Compensation expense is calculated by multiplying estimated vesting increases for the period by the estimated fair value as of the grant date less its 1.00 per unit purchase price.
Maximum number of shares (units) authorized for issuance (in shares)				600,000
Conversion ratchet increase for shares issued prior to 2010				(For Z units issued prior 2010, the conversion ratchet accounted for as vesting of the Z Units into common units, will increase by up to 10 up to 20 in certain circumstances following their initial issuance effective January 1 of each year for each participating executive who remains employed by the Company if the Company has met a specified “funds from operations” per share target, or such other target as the Compensation Committee deems appropriate, for the prior year, up to a maximum conversion ratchet of 100.)
Granted (in shares)	1,540,000	14,415,000	18,954,000	46,500,000	108,000,000	200,000		89,999	95,953
Number of senior executives receiving partnership units in exchange for capital committment				6		11	13	14	14
Capital commitment per series of each incentive Unit received (in dollars per share)				$ 1		$ 1	$ 1	$ 1	$ 1
Additional incentive Units of limited partner interest issued (in share units)								27,000
Number of additional senior executives receiving partnership units								2
Number of senior executives receiving partnership units				14		20	20
Number of senior executives receiving partnership units in exchange for cash				8		8	7
Incentive units conversion ratio				one-for-one		one-for-one	one-for-one
Incentive units conversion threshold				convertible into common stock of the Company upon the earlier to occur of 100 percent vesting of the units or the year 2026			Convertible into common stock of the Company upon the earlier to occur of 100 percent vesting of the units or the year 2025
Conversion ratchet increase for shares issued in 2010				The conversion ratchet accounted for as vesting of the 2011 Z-1 Units into common units, increased to 10 percent effective January 1, 2012 because the Company achieved the FFO minimum target of 5.65 per diluted share in 2011. Each year thereafter, vesting of the 2011 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.			The conversion ratchet accounted for as vesting of the 2010 Z-1 Units into common units, will increase to 20 percent effective January 1, 2011 if the Company achieves the FFO target of $4.75 per diluted share in 2010. Each year thereafter, vesting of the 2010 Z-1 Units will be consistent with the Company's annual FFO growth, but is not to be less than zero or greater than 14 percent.
Percentage unit holders entitlement to dividends distributed to common stockholders (in hundredths)				10.00%			10.00%
Funds from operations (FFO) target per diluted share (in dollars per share)				$ 5.65			$ 4.75
Percentage unit holders entitlement to annual dividend on achievement of FFO target payable in next fiscal year				20.00%			25.00%
Subsequent conditions for increasing the unit holders distributions received				Each year thereafter, the percent of distributions received by the 2011 Z-1 Unit holders will increase by the same percentage amounts that the 2011 Z-1 Units vesting increases, provided that once the 2011 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2011 Z-1 Unit vesting is at the 30 percent level. Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2011 Z-1 Unit holders will be equal to the vesting percentage of the 2011 Z-1 Units.			Each year thereafter, the percent of distributions received by the 2010 Z-1 Unit holders will increase by the same percentage amounts that the 2010 Z-1 Units vesting increases, provided that once the 2010 Z-1 Units holders receive distributions of 30 percent, such distribution percentage will not increase further until the 2010 Z-1 Unit vesting is at the 30 percent level. Once such vesting percentage is at the 30 percent level, subsequent distributions for the 2010 Z-1 Unit holders will be equal to the vesting percentage of the 2010 Z-1 Units.

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Number of reportable operating segments defined by geographical regions									3
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues	$ 122,373	$ 117,226	$ 114,906	$ 111,208	$ 106,703	$ 102,470	$ 98,208	$ 98,347	$ 465,713	$ 405,728	$ 401,550
Net operating income									306,479	262,564	264,093
Depreciation									(151,428)	(128,221)	(116,540)
Interest expense before amortization									(91,694)	(82,756)	(81,196)
Amortization expense									(11,474)	(4,828)	(4,820)
Management and other fees									6,780	4,551	4,325
General and administrative									(20,694)	(23,255)	(24,966)
Cost of management and other fees									(4,610)	(2,707)	(3,096)
Impairment and other charges									0	(2,302)	(13,084)
Interest and other income									17,139	27,841	13,040
Gain (loss) on early retirement of debt									(1,163)	(10)	4,750
Equity income (loss) in co-investments									(467)	(1,715)	670
Gain on sale of real estate									0	0	103
Income from continuing operations									48,868	49,162	43,279
Real estate assets	3,393,038				3,189,008				3,393,038	3,189,008
Real estate for development	44,280				217,531				44,280	217,531
Co-investments	383,412				107,840				383,412	107,840
Cash and cash equivalents, including restricted cash	35,463				35,694				35,463	35,694
Marketable securities	74,275				92,310				74,275	92,310
Notes and other receivables	66,369				49,444				66,369	49,444
Other non-segment assets	40,127				41,060				40,127	41,060
Total assets	4,036,964				3,732,887				4,036,964	3,732,887
Southern California [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									223,304	200,541	201,083
Net operating income									146,519	132,150	134,179
Real estate assets	1,478,018				1,428,264				1,478,018	1,428,264
Northern California [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									149,457	127,302	121,582
Net operating income									99,047	82,288	80,274
Real estate assets	1,241,320				1,119,555				1,241,320	1,119,555
Seattle Metro [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									81,967	70,348	71,060
Net operating income									52,173	43,006	44,603
Real estate assets	579,612				560,463				579,612	560,463
Other Real Estate Assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property revenues									10,985	7,537	7,825
Net operating income									8,740	5,120	5,037
Real estate assets	$ 94,088				$ 80,726				$ 94,088	$ 80,726

401(k) Plan (Details) (401(k) benefit plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
401(k) benefit plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Eligibility of benefit plan, minimum period of service (in months)	6M
Maximum employer matching contribution percentage for non-highly compensated personnel (in hundredths)	50.00%
Company contributions to benefit plan	$ 300	$ 300	$ 200

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011 Loan and Construction Completion Guarantee [Member] Construction Contracts [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps for Fountain at La Brea [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps for Santa Monica at La Brea [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps [Member]
Guarantor Obligations [Line Items]
Number of non-cancelable ground leases		6
Total minimum lease commitments under land leases and operating leases for next five years		$ 1,600
Number of communities with indemnification agreements from third parties for potential environmental clean-up costs		3
Comprehensive liabilities insurance, deductible per incident		25
Property casualty insurance, deductible per incident		5,000
Mortgage loan, maturity date			Jul 1, 2014
Debt instrument, number of extensions			2
Debt instrument, term of extensions options (in years)			1 year
Maximum exposure of the guarantee			$ 79,100			$ 28,500
Total return swaps, maturity date	Sep 30, 2016			Sep 30, 2016	Dec 31, 2016

Subsequent Events (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Acquisition of Bon Terra [Member]
Subsequent Event [Line Items]
Number of units	60
Subsequent event, amount	$ 16,000,000
Acquisition of Reed Square [Member]
Subsequent Event [Line Items]
Number of units	100
Subsequent event, amount	23,000,000
Sale of Tierra Del Sol/Norte [Member]
Subsequent Event [Line Items]
Number of units	156
Subsequent event, amount	17,200,000
Subsequent event, gain on sale of real estate	7,000,000
Sale of Alpine COuntry [Member]
Subsequent Event [Line Items]
Number of units	108
Subsequent event, amount	11,100,000
Subsequent event, gain on sale of real estate	3,900,000
Issuance of Debt [Member]
Subsequent Event [Line Items]
Subsequent event, amount	$ 300,000,000
Interest rate (in hundredths)	3.63%
Maturity date	Aug 15, 2022
Debt offering rate (in hundredths)	98.99%

Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results of Operations (Unaudited) [Abstract]
Total property revenues	$ 122,373	$ 117,226	$ 114,906	$ 111,208	$ 106,703	$ 102,470	$ 98,208	$ 98,347	$ 465,713	$ 405,728	$ 401,550
Income before discontinued operations	14,492	11,767	10,503	12,106	8,260	10,037	13,134	17,542	48,868	49,162	43,279
Net income	17,867	11,085	16,053	12,511	8,628	10,426	13,869	17,859	57,516	50,782	53,739
Net income available to common stockholders	$ 13,937	$ 7,688	$ 10,325	$ 8,418	$ 4,778	$ 6,377	$ 9,482	$ 13,127	$ 40,368	$ 33,764	$ 82,200
Net Income Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.42	$ 0.23	$ 0.32	$ 0.27	$ 0.16	$ 0.21	$ 0.32	$ 0.45	$ 1.24	$ 1.14	$ 3.01
Diluted (in dollars per share)	$ 0.42	$ 0.23	$ 0.32	$ 0.27	$ 0.16	$ 0.21	$ 0.32	$ 0.45	$ 1.24	$ 1.14	$ 2.91
Market price [Abstract]
High (in dollars per share)	$ 148.44	$ 145.4	$ 138.31	$ 124.41	$ 117.12	$ 115.08	$ 113.03	$ 93.98
Low (in dollars per share)	$ 111.25	$ 119.15	$ 122.67	$ 109.98	$ 105.6	$ 92.62	$ 89.23	$ 76.35
Close (in dollars per share)	$ 140.51	$ 120.04	$ 135.29	$ 124	$ 114.22	$ 109.44	$ 97.54	$ 89.95	$ 140.51	$ 114.22
Dividends declared (in dollars per share)	$ 1.04	$ 1.04	$ 1.04	$ 1.04	$ 1.03	$ 1.03	$ 1.03	$ 1.03

Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	$ 3,964,561		$ 3,310,152	$ 3,177,010
Improvements	68,338		51,101	79,094
Acquisition of real estate	103,300		387,300	16,000
Development of real estate	195,634		216,008	74,590
Disposition of real estate	(18,769)		0	(36,542)
Balance at the end of year	4,313,064		3,964,561	3,310,152
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	775,553		646,686	537,248
Depreciation expense - Acquisitions	1,279		2,505	18
Depreciation expense - Discontinued operations	315		0	495
Depreciation and amortization expense - Rental properties	148,337		126,362	116,762
Dispositions	(5,458)		0	(7,837)
Balance at the end of year	920,026		775,553	646,686
Subtotal 4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Units	27,231
Encumbrance	1,729,822
Initial cost [Abstract]
Land	835,224
Buildings and improvements	2,670,710
Costs capitalized subsequent to acquisition	727,468
Gross amount carried at close of period [Abstract]
Land and improvements	837,738
Buildings and improvements	3,395,662
Total	4,233,399	[1]
Accumulated depreciation	904,125
Lives , maximum (in years)	30
Subtotal 5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	1,745,858
Initial cost [Abstract]
Land	881,515
Buildings and improvements	2,711,701
Costs capitalized subsequent to acquisition	764,137
Gross amount carried at close of period [Abstract]
Land and improvements	904,947
Buildings and improvements	3,452,403
Total	4,357,351	[1]
Accumulated depreciation	920,026
Encumbered Apartment Communities [Member] | Subtotal 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	250,000
Initial cost [Abstract]
Land	64,781
Buildings and improvements	204,147
Costs capitalized subsequent to acquisition	39,197
Gross amount carried at close of period [Abstract]
Land and improvements	66,048
Buildings and improvements	242,077
Total	308,125	[1]
Accumulated depreciation	93,153
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | Subtotal 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	207,215
Initial cost [Abstract]
Land	32,538
Buildings and improvements	117,954
Costs capitalized subsequent to acquisition	46,827
Gross amount carried at close of period [Abstract]
Land and improvements	36,297
Buildings and improvements	161,023
Total	197,319	[1]
Accumulated depreciation	60,243
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | Subtotal 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	1,729,822
Initial cost [Abstract]
Land	442,136
Buildings and improvements	1,391,045
Costs capitalized subsequent to acquisition	398,437
Gross amount carried at close of period [Abstract]
Land and improvements	459,768
Buildings and improvements	1,771,849
Total	2,231,617	[1]
Accumulated depreciation	557,187
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Brookside Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brookside Oaks
Units	170
Location	Sunnyvale, CA
Encumbrance	20,277
Initial cost [Abstract]
Land	7,301
Buildings and improvements	16,310
Costs capitalized subsequent to acquisition	19,168
Gross amount carried at close of period [Abstract]
Land and improvements	10,328
Buildings and improvements	32,451
Total	42,779	[1]
Accumulated depreciation	9,673
Date of construction	1973
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Montclaire, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Montclaire, The
Units	390
Location	Sunnyvale, CA
Encumbrance	47,934
Initial cost [Abstract]
Land	4,842
Buildings and improvements	19,776
Costs capitalized subsequent to acquisition	19,287
Gross amount carried at close of period [Abstract]
Land and improvements	4,997
Buildings and improvements	38,908
Total	43,905	[1]
Accumulated depreciation	24,654
Date of construction	1973
Date acquired	12/88
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Summerhill Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Summerhill Park
Units	100
Location	Sunnyvale, CA
Encumbrance	13,971
Initial cost [Abstract]
Land	2,654
Buildings and improvements	4,918
Costs capitalized subsequent to acquisition	956
Gross amount carried at close of period [Abstract]
Land and improvements	2,656
Buildings and improvements	5,872
Total	8,528	[1]
Accumulated depreciation	4,253
Date of construction	1988
Date acquired	09/88
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Magnolia Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Magnolia Square
Units	156
Location	Sunnyvale, CA
Encumbrance	18,589
Initial cost [Abstract]
Land	8,190
Buildings and improvements	19,306
Costs capitalized subsequent to acquisition	8,465
Gross amount carried at close of period [Abstract]
Land and improvements	8,191
Buildings and improvements	27,770
Total	35,961	[1]
Accumulated depreciation	3,427
Date of construction	1969
Date acquired	09/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Belmont Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belmont Station
Units	275
Location	Los Angeles, CA
Encumbrance	30,045
Initial cost [Abstract]
Land	8,100
Buildings and improvements	66,666
Costs capitalized subsequent to acquisition	2,645
Gross amount carried at close of period [Abstract]
Land and improvements	8,267
Buildings and improvements	69,144
Total	77,411	[1]
Accumulated depreciation	10,007
Date of construction	2008
Date acquired	12/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Kings Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Kings Road
Units	196
Location	Los Angeles, CA
Encumbrance	29,863
Initial cost [Abstract]
Land	4,023
Buildings and improvements	9,527
Costs capitalized subsequent to acquisition	7,148
Gross amount carried at close of period [Abstract]
Land and improvements	4,031
Buildings and improvements	16,667
Total	20,698	[1]
Accumulated depreciation	6,856
Date of construction	1979
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Miracle Mile (Park Place/Windsor Cout/Cochran) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miracle Mile (Park Place/Windsor Cout/Cochran)
Units	176
Location	Los Angeles, CA
Encumbrance	20,299
Initial cost [Abstract]
Land	4,965
Buildings and improvements	11,806
Costs capitalized subsequent to acquisition	7,613
Gross amount carried at close of period [Abstract]
Land and improvements	5,015
Buildings and improvements	19,369
Total	24,384	[1]
Accumulated depreciation	9,093
Date of construction	1988
Date acquired	08/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Simi Valley [Member] | Hidden Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hidden Valley
Units	324
Location	Simi Valley, CA
Encumbrance	31,180
Initial cost [Abstract]
Land	14,174
Buildings and improvements	34,065
Costs capitalized subsequent to acquisition	1,155
Gross amount carried at close of period [Abstract]
Land and improvements	11,663
Buildings and improvements	37,731
Total	49,394	[1]
Accumulated depreciation	9,383
Date of construction	2004
Date acquired	12/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Carlyle, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Carlyle, The
Units	132
Location	San Jose, CA
Encumbrance	18,936
Initial cost [Abstract]
Land	3,954
Buildings and improvements	15,277
Costs capitalized subsequent to acquisition	9,718
Gross amount carried at close of period [Abstract]
Land and improvements	5,801
Buildings and improvements	23,148
Total	28,949	[1]
Accumulated depreciation	8,372
Date of construction	2000
Date acquired	04/00
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Bella Villagio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bella Villagio
Units	231
Location	San Jose, CA
Encumbrance	38,834
Initial cost [Abstract]
Land	17,247
Buildings and improvements	40,343
Costs capitalized subsequent to acquisition	1,295
Gross amount carried at close of period [Abstract]
Land and improvements	17,247
Buildings and improvements	41,638
Total	58,885	[1]
Accumulated depreciation	1,802
Date of construction	2004
Date acquired	09/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Esplanade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Esplanade
Units	278
Location	San Jose, CA
Encumbrance	45,836
Initial cost [Abstract]
Land	18,170
Buildings and improvements	40,086
Costs capitalized subsequent to acquisition	5,065
Gross amount carried at close of period [Abstract]
Land and improvements	18,429
Buildings and improvements	44,892
Total	63,321	[1]
Accumulated depreciation	11,393
Date of construction	2002
Date acquired	11/04
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | 101 San Fernando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	101 San Fernando
Units	323
Location	San Jose, CA
Encumbrance	35,261
Initial cost [Abstract]
Land	4,173
Buildings and improvements	58,961
Costs capitalized subsequent to acquisition	2,332
Gross amount carried at close of period [Abstract]
Land and improvements	4,173
Buildings and improvements	61,293
Total	65,466	[1]
Accumulated depreciation	3,059
Date of construction	2001
Date acquired	07/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Waterford, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Waterford, The
Units	238
Location	San Jose, CA
Encumbrance	31,975
Initial cost [Abstract]
Land	11,808
Buildings and improvements	24,500
Costs capitalized subsequent to acquisition	12,053
Gross amount carried at close of period [Abstract]
Land and improvements	15,165
Buildings and improvements	33,195
Total	48,361	[1]
Accumulated depreciation	12,433
Date of construction	2000
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Hayward [Member] | City View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	City View
Units	560
Location	Hayward, CA
Encumbrance	64,254
Initial cost [Abstract]
Land	9,883
Buildings and improvements	37,670
Costs capitalized subsequent to acquisition	20,103
Gross amount carried at close of period [Abstract]
Land and improvements	10,350
Buildings and improvements	57,306
Total	67,656	[1]
Accumulated depreciation	25,819
Date of construction	1975
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | La Habra [Member] | Hillsborough Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillsborough Park
Units	235
Location	La Habra, CA
Encumbrance	38,566
Initial cost [Abstract]
Land	6,291
Buildings and improvements	15,455
Costs capitalized subsequent to acquisition	1,029
Gross amount carried at close of period [Abstract]
Land and improvements	6,272
Buildings and improvements	16,503
Total	22,775	[1]
Accumulated depreciation	6,820
Date of construction	1999
Date acquired	09/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Garden Grove [Member] | Montejo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Montejo
Units	124
Location	Garden Grove, CA
Encumbrance	13,538
Initial cost [Abstract]
Land	1,925
Buildings and improvements	7,685
Costs capitalized subsequent to acquisition	2,030
Gross amount carried at close of period [Abstract]
Land and improvements	2,194
Buildings and improvements	9,445
Total	11,640	[1]
Accumulated depreciation	3,351
Date of construction	1974
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Ana [Member] | Treehouse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Treehouse
Units	164
Location	Santa Ana, CA
Encumbrance	17,568
Initial cost [Abstract]
Land	2,626
Buildings and improvements	10,485
Costs capitalized subsequent to acquisition	3,863
Gross amount carried at close of period [Abstract]
Land and improvements	2,957
Buildings and improvements	14,017
Total	16,974	[1]
Accumulated depreciation	4,371
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Ana [Member] | Brentwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brentwood
Units	140
Location	Santa Ana, CA
Encumbrance	19,603
Initial cost [Abstract]
Land	2,833
Buildings and improvements	11,303
Costs capitalized subsequent to acquisition	5,282
Gross amount carried at close of period [Abstract]
Land and improvements	3,502
Buildings and improvements	15,916
Total	19,418	[1]
Accumulated depreciation	5,049
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fountain Valley [Member] | Valley Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valley Park
Units	160
Location	Fountain Valley, CA
Encumbrance	22,983
Initial cost [Abstract]
Land	3,361
Buildings and improvements	13,420
Costs capitalized subsequent to acquisition	3,123
Gross amount carried at close of period [Abstract]
Land and improvements	3,761
Buildings and improvements	16,143
Total	19,904	[1]
Accumulated depreciation	5,481
Date of construction	1969
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Placentia [Member] | Villa Angelina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Villa Angelina
Units	256
Location	Placentia, CA
Encumbrance	28,020
Initial cost [Abstract]
Land	4,498
Buildings and improvements	17,962
Costs capitalized subsequent to acquisition	3,101
Gross amount carried at close of period [Abstract]
Land and improvements	4,962
Buildings and improvements	20,599
Total	25,561	[1]
Accumulated depreciation	6,910
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Alpine [Member] | Alpine Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Alpine Village
Units	306
Location	Alpine, CA
Encumbrance	15,690
Initial cost [Abstract]
Land	4,967
Buildings and improvements	19,728
Costs capitalized subsequent to acquisition	3,061
Gross amount carried at close of period [Abstract]
Land and improvements	4,982
Buildings and improvements	22,775
Total	27,756	[1]
Accumulated depreciation	7,170
Date of construction	1971
Date acquired	12/02
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | Woodland Hills [Member] | Avondale at Warner Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avondale at Warner Center
Units	446
Location	Woodland Hills, CA
Encumbrance	47,396
Initial cost [Abstract]
Land	10,536
Buildings and improvements	24,522
Costs capitalized subsequent to acquisition	13,764
Gross amount carried at close of period [Abstract]
Land and improvements	10,601
Buildings and improvements	38,221
Total	48,822	[1]
Accumulated depreciation	17,483
Date of construction	1970
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Newark [Member] | Bridgeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bridgeport
Units	184
Location	Newark, CA
Encumbrance	22,051
Initial cost [Abstract]
Land	1,608
Buildings and improvements	7,582
Costs capitalized subsequent to acquisition	5,606
Gross amount carried at close of period [Abstract]
Land and improvements	1,525
Buildings and improvements	13,270
Total	14,796	[1]
Accumulated depreciation	8,870
Date of construction	1987
Date acquired	07/87
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Anaheim [Member] | Barkley, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Barkley, The	[2]
Units	161	[2]
Location	Anaheim, CA	[2]
Encumbrance	17,015	[2]
Initial cost [Abstract]
Land	0	[2]
Buildings and improvements	8,520	[2]
Costs capitalized subsequent to acquisition	4,229	[2]
Gross amount carried at close of period [Abstract]
Land and improvements	2,353	[2]
Buildings and improvements	10,396	[2]
Total	12,749	[1],[2]
Accumulated depreciation	3,975	[2]
Date of construction	1984	[3]
Date acquired	04/00	[3]
Lives, minimum (in years)	3	[2]
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Bel Air [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bel Air
Units	462
Location	San Ramon, CA
Encumbrance	56,759
Initial cost [Abstract]
Land	12,105
Buildings and improvements	18,252
Costs capitalized subsequent to acquisition	19,590
Gross amount carried at close of period [Abstract]
Land and improvements	12,682
Buildings and improvements	37,265
Total	49,947	[1]
Accumulated depreciation	17,133
Date of construction	1988
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Canyon Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Canyon Oaks
Units	250
Location	San Ramon, CA
Encumbrance	29,389
Initial cost [Abstract]
Land	19,088
Buildings and improvements	44,473
Costs capitalized subsequent to acquisition	1,029
Gross amount carried at close of period [Abstract]
Land and improvements	19,088
Buildings and improvements	45,501
Total	64,590	[1]
Accumulated depreciation	7,191
Date of construction	2005
Date acquired	05/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Mill Creek at Windermere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mill Creek at Windermere
Units	400
Location	San Ramon, CA
Encumbrance	50,787
Initial cost [Abstract]
Land	29,551
Buildings and improvements	69,032
Costs capitalized subsequent to acquisition	1,242
Gross amount carried at close of period [Abstract]
Land and improvements	29,551
Buildings and improvements	70,274
Total	99,825	[1]
Accumulated depreciation	10,199
Date of construction	2005
Date acquired	09/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Seattle [Member] | The Bernard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Bernard
Units	63
Location	Seattle, CA
Encumbrance	10,344
Initial cost [Abstract]
Land	3,699
Buildings and improvements	11,345
Costs capitalized subsequent to acquisition	5
Gross amount carried at close of period [Abstract]
Land and improvements	3,699
Buildings and improvements	11,350
Total	15,049
Accumulated depreciation	108
Date of construction	2008
Date acquired	09/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Camarillo [Member] | Camarillo Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Camarillo Oaks
Units	564
Location	Camarillo, CA
Encumbrance	48,622
Initial cost [Abstract]
Land	10,953
Buildings and improvements	25,254
Costs capitalized subsequent to acquisition	2,362
Gross amount carried at close of period [Abstract]
Land and improvements	11,075
Buildings and improvements	27,494
Total	38,569	[1]
Accumulated depreciation	14,171
Date of construction	1985
Date acquired	07/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Camarillo [Member] | Camino Ruiz Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Camino Ruiz Square
Units	160
Location	Camarillo, CA
Encumbrance	21,110
Initial cost [Abstract]
Land	6,871
Buildings and improvements	26,119
Costs capitalized subsequent to acquisition	685
Gross amount carried at close of period [Abstract]
Land and improvements	6,931
Buildings and improvements	26,744
Total	33,675	[1]
Accumulated depreciation	4,555
Date of construction	1990
Date acquired	12/06
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | Fullerton [Member] | Capri at Sunny Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Capri at Sunny Hills
Units	100
Location	Fullerton, CA
Encumbrance	18,132
Initial cost [Abstract]
Land	3,337
Buildings and improvements	13,320
Costs capitalized subsequent to acquisition	5,638
Gross amount carried at close of period [Abstract]
Land and improvements	4,048
Buildings and improvements	18,248
Total	22,295	[1]
Accumulated depreciation	6,026
Date of construction	1961
Date acquired	09/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fullerton [Member] | Wilshire Promenade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wilshire Promenade
Units	149
Location	Fullerton, CA
Encumbrance	18,560
Initial cost [Abstract]
Land	3,118
Buildings and improvements	7,385
Costs capitalized subsequent to acquisition	6,395
Gross amount carried at close of period [Abstract]
Land and improvements	3,797
Buildings and improvements	13,101
Total	16,898	[1]
Accumulated depreciation	5,288
Date of construction	1992
Date acquired	01/97
Lives, minimum (in years)	30
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Studio City [Member] | Coldwater Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Coldwater Canyon
Units	39
Location	Studio City, CA
Encumbrance	5,623
Initial cost [Abstract]
Land	1,674
Buildings and improvements	6,640
Costs capitalized subsequent to acquisition	1,107
Gross amount carried at close of period [Abstract]
Land and improvements	1,676
Buildings and improvements	7,746
Total	9,421	[1]
Accumulated depreciation	1,589
Date of construction	1979
Date acquired	05/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Hemet [Member] | Devonshire [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Devonshire
Units	276
Location	Hemet, CA
Encumbrance	10,216
Initial cost [Abstract]
Land	3,470
Buildings and improvements	13,786
Costs capitalized subsequent to acquisition	1,981
Gross amount carried at close of period [Abstract]
Land and improvements	3,482
Buildings and improvements	15,755
Total	19,237	[1]
Accumulated depreciation	5,080
Date of construction	1988
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Playa Vista [Member] | Fountain Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fountain Park
Units	705
Location	Playa Vista, CA
Encumbrance	97,747
Initial cost [Abstract]
Land	25,073
Buildings and improvements	94,980
Costs capitalized subsequent to acquisition	20,409
Gross amount carried at close of period [Abstract]
Land and improvements	25,203
Buildings and improvements	115,259
Total	140,462	[1]
Accumulated depreciation	31,693
Date of construction	2002
Date acquired	02/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Rosa [Member] | Harvest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Harvest Park
Units	104
Location	Santa Rosa, CA
Encumbrance	10,895
Initial cost [Abstract]
Land	6,700
Buildings and improvements	15,479
Costs capitalized subsequent to acquisition	720
Gross amount carried at close of period [Abstract]
Land and improvements	6,690
Buildings and improvements	16,209
Total	22,899	[1]
Accumulated depreciation	2,769
Date of construction	2004
Date acquired	03/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | Hampton Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hampton Place
Units	132
Location	Glendale, CA
Encumbrance	21,602
Initial cost [Abstract]
Land	4,288
Buildings and improvements	11,081
Costs capitalized subsequent to acquisition	3,034
Gross amount carried at close of period [Abstract]
Land and improvements	4,307
Buildings and improvements	14,095
Total	18,403	[1]
Accumulated depreciation	5,901
Date of construction	1970
Date acquired	06/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Rancho Palos Verdes [Member] | Highridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Highridge
Units	255
Location	Rancho Palos Verdes, CA
Encumbrance	44,807
Initial cost [Abstract]
Land	5,419
Buildings and improvements	18,347
Costs capitalized subsequent to acquisition	20,037
Gross amount carried at close of period [Abstract]
Land and improvements	6,073
Buildings and improvements	37,730
Total	43,803	[1]
Accumulated depreciation	14,420
Date of construction	1972
Date acquired	05/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Issaquah [Member] | Park Hill at Issaquah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park Hill at Issaquah
Units	245
Location	Issaquah, CA
Encumbrance	29,956
Initial cost [Abstract]
Land	7,284
Buildings and improvements	21,937
Costs capitalized subsequent to acquisition	1,488
Gross amount carried at close of period [Abstract]
Land and improvements	7,284
Buildings and improvements	23,425
Total	30,709	[1]
Accumulated depreciation	5,965
Date of construction	1999
Date acquired	02/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Newbury Park [Member] | Hillcrest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillcrest Park
Units	608
Location	Newbury Park, CA
Encumbrance	70,707
Initial cost [Abstract]
Land	15,318
Buildings and improvements	40,601
Costs capitalized subsequent to acquisition	12,920
Gross amount carried at close of period [Abstract]
Land and improvements	15,755
Buildings and improvements	53,084
Total	68,839	[1]
Accumulated depreciation	23,030
Date of construction	1973
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Huntington Beach [Member] | Huntington Breakers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Huntington Breakers
Units	342
Location	Huntington Beach, CA
Encumbrance	39,321
Initial cost [Abstract]
Land	9,306
Buildings and improvements	22,720
Costs capitalized subsequent to acquisition	4,601
Gross amount carried at close of period [Abstract]
Land and improvements	9,315
Buildings and improvements	27,312
Total	36,627	[1]
Accumulated depreciation	12,592
Date of construction	1984
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | Le Parc Luxury Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Le Parc Luxury Apartments
Units	140
Location	Santa Clara, CA
Encumbrance	12,678
Initial cost [Abstract]
Land	3,090
Buildings and improvements	7,421
Costs capitalized subsequent to acquisition	10,705
Gross amount carried at close of period [Abstract]
Land and improvements	3,092
Buildings and improvements	18,123
Total	21,216	[1]
Accumulated depreciation	7,834
Date of construction	1975
Date acquired	02/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Long Beach [Member] | Marbrisa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marbrisa
Units	202
Location	Long Beach, CA
Encumbrance	19,391
Initial cost [Abstract]
Land	4,700
Buildings and improvements	18,605
Costs capitalized subsequent to acquisition	2,026
Gross amount carried at close of period [Abstract]
Land and improvements	4,760
Buildings and improvements	20,571
Total	25,331	[1]
Accumulated depreciation	6,506
Date of construction	1987
Date acquired	09/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Long Beach [Member] | Pathways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pathways
Units	296
Location	Long Beach, CA
Encumbrance	38,747
Initial cost [Abstract]
Land	4,083
Buildings and improvements	16,757
Costs capitalized subsequent to acquisition	17,417
Gross amount carried at close of period [Abstract]
Land and improvements	6,239
Buildings and improvements	32,019
Total	38,257	[1]
Accumulated depreciation	18,707
Date of construction	1975
Date acquired	02/91
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Marina Del Rey [Member] | Mirabella [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mirabella
Units	188
Location	Marina Del Rey, CA
Encumbrance	47,154
Initial cost [Abstract]
Land	6,180
Buildings and improvements	26,673
Costs capitalized subsequent to acquisition	12,221
Gross amount carried at close of period [Abstract]
Land and improvements	6,270
Buildings and improvements	38,803
Total	45,074	[1]
Accumulated depreciation	12,680
Date of construction	2000
Date acquired	05/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Monterey Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterey Villas
Units	122
Location	Oxnard, CA
Encumbrance	12,776
Initial cost [Abstract]
Land	2,349
Buildings and improvements	5,579
Costs capitalized subsequent to acquisition	4,424
Gross amount carried at close of period [Abstract]
Land and improvements	2,424
Buildings and improvements	9,929
Total	12,352	[1]
Accumulated depreciation	4,209
Date of construction	1974
Date acquired	07/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Tierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tierra Vista
Units	404
Location	Oxnard, CA
Encumbrance	58,462
Initial cost [Abstract]
Land	13,652
Buildings and improvements	53,336
Costs capitalized subsequent to acquisition	1,836
Gross amount carried at close of period [Abstract]
Land and improvements	13,661
Buildings and improvements	55,164
Total	68,824	[1]
Accumulated depreciation	14,308
Date of construction	2001
Date acquired	01/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Cupertino [Member] | Pointe at Cupertino, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pointe at Cupertino, The
Units	116
Location	Cupertino, CA
Encumbrance	12,173
Initial cost [Abstract]
Land	4,505
Buildings and improvements	17,605
Costs capitalized subsequent to acquisition	7,383
Gross amount carried at close of period [Abstract]
Land and improvements	4,505
Buildings and improvements	24,988
Total	29,493	[1]
Accumulated depreciation	5,141
Date of construction	1963
Date acquired	08/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fremont [Member] | Stevenson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stevenson Place
Units	200
Location	Fremont, CA
Encumbrance	22,320
Initial cost [Abstract]
Land	996
Buildings and improvements	5,582
Costs capitalized subsequent to acquisition	6,594
Gross amount carried at close of period [Abstract]
Land and improvements	1,001
Buildings and improvements	12,171
Total	13,172	[1]
Accumulated depreciation	8,074
Date of construction	1971
Date acquired	04/83
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Summit Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Summit Park
Units	300
Location	San Diego, CA
Encumbrance	19,457
Initial cost [Abstract]
Land	5,959
Buildings and improvements	23,670
Costs capitalized subsequent to acquisition	2,984
Gross amount carried at close of period [Abstract]
Land and improvements	5,977
Buildings and improvements	26,636
Total	32,613	[1]
Accumulated depreciation	8,564
Date of construction	1972
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Tiburon [Member] | Vista Belvedere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Vista Belvedere
Units	76
Location	Tiburon, CA
Encumbrance	10,499
Initial cost [Abstract]
Land	5,573
Buildings and improvements	11,901
Costs capitalized subsequent to acquisition	3,445
Gross amount carried at close of period [Abstract]
Land and improvements	5,573
Buildings and improvements	15,346
Total	20,919	[1]
Accumulated depreciation	4,457
Date of construction	1963
Date acquired	08/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Brighton Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brighton Ridge
Units	264
Location	Renton, WA
Encumbrance	14,948
Initial cost [Abstract]
Land	2,623
Buildings and improvements	10,800
Costs capitalized subsequent to acquisition	2,561
Gross amount carried at close of period [Abstract]
Land and improvements	2,656
Buildings and improvements	13,327
Total	15,984	[1]
Accumulated depreciation	6,654
Date of construction	1986
Date acquired	12/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Fairwood Pond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairwood Pond
Units	194
Location	Renton, WA
Encumbrance	13,574
Initial cost [Abstract]
Land	5,296
Buildings and improvements	15,564
Costs capitalized subsequent to acquisition	1,783
Gross amount carried at close of period [Abstract]
Land and improvements	5,297
Buildings and improvements	17,345
Total	22,643	[1]
Accumulated depreciation	4,511
Date of construction	1997
Date acquired	10/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Mukilteo [Member] | Anchor Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Anchor Village
Units	301
Location	Mukilteo, WA
Encumbrance	10,750
Initial cost [Abstract]
Land	2,498
Buildings and improvements	10,595
Costs capitalized subsequent to acquisition	10,541
Gross amount carried at close of period [Abstract]
Land and improvements	2,824
Buildings and improvements	20,810
Total	23,634	[1]
Accumulated depreciation	8,070
Date of construction	1981
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Wharfside Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wharfside Pointe
Units	142
Location	Seattle, WA
Encumbrance	7,277
Initial cost [Abstract]
Land	2,245
Buildings and improvements	7,020
Costs capitalized subsequent to acquisition	5,530
Gross amount carried at close of period [Abstract]
Land and improvements	2,258
Buildings and improvements	12,538
Total	14,795	[1]
Accumulated depreciation	6,155
Date of construction	1990
Date acquired	06/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Canyon Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Canyon Pointe
Units	250
Location	Bothell, WA
Encumbrance	14,689
Initial cost [Abstract]
Land	4,692
Buildings and improvements	18,288
Costs capitalized subsequent to acquisition	3,116
Gross amount carried at close of period [Abstract]
Land and improvements	4,693
Buildings and improvements	21,403
Total	26,096	[1]
Accumulated depreciation	6,118
Date of construction	1990
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Inglenook Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Inglenook Court
Units	224
Location	Bothell, WA
Encumbrance	8,300
Initial cost [Abstract]
Land	3,467
Buildings and improvements	7,881
Costs capitalized subsequent to acquisition	5,251
Gross amount carried at close of period [Abstract]
Land and improvements	3,474
Buildings and improvements	13,125
Total	16,599	[1]
Accumulated depreciation	7,262
Date of construction	1985
Date acquired	10/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Stonehedge Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stonehedge Village
Units	196
Location	Bothell, WA
Encumbrance	12,907
Initial cost [Abstract]
Land	3,167
Buildings and improvements	12,603
Costs capitalized subsequent to acquisition	3,501
Gross amount carried at close of period [Abstract]
Land and improvements	3,201
Buildings and improvements	16,070
Total	19,271	[1]
Accumulated depreciation	7,642
Date of construction	1986
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Courtyard off Main [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Courtyard off Main
Units	109
Location	Bellevue, WA
Encumbrance	16,491
Initial cost [Abstract]
Land	7,465
Buildings and improvements	21,405
Costs capitalized subsequent to acquisition	1,265
Gross amount carried at close of period [Abstract]
Land and improvements	7,465
Buildings and improvements	22,670
Total	30,135	[1]
Accumulated depreciation	924
Date of construction	2000
Date acquired	10/10
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Emerald Ridge - North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Emerald Ridge - North
Units	180
Location	Bellevue, WA
Encumbrance	9,967
Initial cost [Abstract]
Land	3,449
Buildings and improvements	7,801
Costs capitalized subsequent to acquisition	2,592
Gross amount carried at close of period [Abstract]
Land and improvements	3,449
Buildings and improvements	10,393
Total	13,842	[1]
Accumulated depreciation	6,101
Date of construction	1987
Date acquired	11/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Palisades, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Palisades, The
Units	192
Location	Bellevue, WA
Encumbrance	21,596
Initial cost [Abstract]
Land	1,560
Buildings and improvements	6,242
Costs capitalized subsequent to acquisition	9,390
Gross amount carried at close of period [Abstract]
Land and improvements	1,565
Buildings and improvements	15,627
Total	17,192	[1]
Accumulated depreciation	9,084
Date of construction	1977
Date acquired	05/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Sammamish View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sammamish View
Units	153
Location	Bellevue, WA
Encumbrance	10,020
Initial cost [Abstract]
Land	3,324
Buildings and improvements	7,501
Costs capitalized subsequent to acquisition	5,256
Gross amount carried at close of period [Abstract]
Land and improvements	3,331
Buildings and improvements	12,749
Total	16,081	[1]
Accumulated depreciation	7,296
Date of construction	1986
Date acquired	11/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Redmond [Member] | Elevation (Eagle Rim) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Elevation (Eagle Rim)
Units	157
Location	Redmond, WA
Encumbrance	12,087
Initial cost [Abstract]
Land	4,758
Buildings and improvements	14,285
Costs capitalized subsequent to acquisition	3,840
Gross amount carried at close of period [Abstract]
Land and improvements	4,757
Buildings and improvements	18,125
Total	22,882	[1]
Accumulated depreciation	1,077
Date of construction	1986
Date acquired	06/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Evergreen Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Evergreen Heights
Units	200
Location	Kirkland, WA
Encumbrance	10,143
Initial cost [Abstract]
Land	3,566
Buildings and improvements	13,395
Costs capitalized subsequent to acquisition	2,704
Gross amount carried at close of period [Abstract]
Land and improvements	3,649
Buildings and improvements	16,016
Total	19,665	[1]
Accumulated depreciation	7,619
Date of construction	1990
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Issaquah [Member] | Highlands at Wynhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Highlands at Wynhaven
Units	333
Location	Issaquah, WA
Encumbrance	33,859
Initial cost [Abstract]
Land	16,271
Buildings and improvements	48,932
Costs capitalized subsequent to acquisition	3,595
Gross amount carried at close of period [Abstract]
Land and improvements	16,271
Buildings and improvements	52,527
Total	68,798	[1]
Accumulated depreciation	6,280
Date of construction	2000
Date acquired	08/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Kent [Member] | Wandering Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wandering Creek
Units	156
Location	Kent, WA
Encumbrance	5,300
Initial cost [Abstract]
Land	1,285
Buildings and improvements	4,980
Costs capitalized subsequent to acquisition	3,144
Gross amount carried at close of period [Abstract]
Land and improvements	1,296
Buildings and improvements	8,113
Total	9,409	[1]
Accumulated depreciation	4,499
Date of construction	1986
Date acquired	11/95
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Bonita [Member] | Bonita Cedars [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bonita Cedars
Units	120
Location	Bonita, CA
Initial cost [Abstract]
Land	2,496
Buildings and improvements	9,913
Costs capitalized subsequent to acquisition	1,419
Gross amount carried at close of period [Abstract]
Land and improvements	2,503
Buildings and improvements	11,324
Total	13,828	[1]
Accumulated depreciation	3,643
Date of construction	1983
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Bristol Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bristol Commons
Units	188
Location	Sunnyvale, CA
Initial cost [Abstract]
Land	5,278
Buildings and improvements	11,853
Costs capitalized subsequent to acquisition	1,537
Gross amount carried at close of period [Abstract]
Land and improvements	5,293
Buildings and improvements	13,375
Total	18,668	[1]
Accumulated depreciation	6,789
Date of construction	1989
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Windsor Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Windsor Ridge
Units	216
Location	Sunnyvale, CA
Initial cost [Abstract]
Land	4,017
Buildings and improvements	10,315
Costs capitalized subsequent to acquisition	4,342
Gross amount carried at close of period [Abstract]
Land and improvements	4,021
Buildings and improvements	14,653
Total	18,674	[1]
Accumulated depreciation	10,382
Date of construction	1989
Date acquired	03/89
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Magnolia Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Magnolia Lane	[4]
Units	32	[4]
Location	Sunnyvale, CA	[4]
Initial cost [Abstract]
Land	0	[4]
Buildings and improvements	5,430	[4]
Costs capitalized subsequent to acquisition	173	[4]
Gross amount carried at close of period [Abstract]
Land and improvements	0	[4]
Buildings and improvements	5,603	[4]
Total	5,603	[1],[4]
Accumulated depreciation	871	[4]
Date of construction	2001	[5]
Date acquired	06/07	[5]
Lives, minimum (in years)	3	[4]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Via [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Via	[6]
Units	284	[6]
Location	Sunnyvale, CA	[6]
Initial cost [Abstract]
Land	22,000	[6]
Buildings and improvements	0	[6]
Costs capitalized subsequent to acquisition	82,270	[6]
Gross amount carried at close of period [Abstract]
Land and improvements	22,016	[6]
Buildings and improvements	82,254	[6]
Total	104,270	[1],[6]
Accumulated depreciation	1,051	[6]
Date of construction	07/09
Date acquired	04/08
Lives, minimum (in years)	3	[6]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Bunker Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bunker Hill
Units	456
Location	Los Angeles, CA
Initial cost [Abstract]
Land	11,498
Buildings and improvements	27,871
Costs capitalized subsequent to acquisition	3,632
Gross amount carried at close of period [Abstract]
Land and improvements	11,639
Buildings and improvements	31,362
Total	43,001	[1]
Accumulated depreciation	14,263
Date of construction	1968
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Marbella, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marbella, The
Units	60
Location	Los Angeles, CA
Initial cost [Abstract]
Land	2,826
Buildings and improvements	11,269
Costs capitalized subsequent to acquisition	2,870
Gross amount carried at close of period [Abstract]
Land and improvements	2,871
Buildings and improvements	14,094
Total	16,965	[1]
Accumulated depreciation	3,874
Date of construction	1991
Date acquired	09/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Santee Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santee Court
Units	165
Location	Los Angeles, CA
Initial cost [Abstract]
Land	6,177
Buildings and improvements	24,716
Costs capitalized subsequent to acquisition	518
Gross amount carried at close of period [Abstract]
Land and improvements	6,177
Buildings and improvements	25,233
Total	31,411	[1]
Accumulated depreciation	1,039
Date of construction	2004
Date acquired	10/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Bellerive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bellerive
Units	63
Location	Los Angeles, CA
Initial cost [Abstract]
Land	5,401
Buildings and improvements	21,803
Costs capitalized subsequent to acquisition	363
Gross amount carried at close of period [Abstract]
Land and improvements	5,401
Buildings and improvements	22,166
Total	27,567
Accumulated depreciation	325
Date of construction	2011
Date acquired	08/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Santee Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santee Village
Units	73
Location	Los Angeles, CA
Initial cost [Abstract]
Land	3,404
Buildings and improvements	15,601
Costs capitalized subsequent to acquisition	641
Gross amount carried at close of period [Abstract]
Land and improvements	3,404
Buildings and improvements	16,241
Total	19,646
Accumulated depreciation	230
Date of construction	2011
Date acquired	07/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Simi Valley [Member] | Meadowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meadowood
Units	320
Location	Simi Valley, CA
Initial cost [Abstract]
Land	7,852
Buildings and improvements	18,592
Costs capitalized subsequent to acquisition	4,380
Gross amount carried at close of period [Abstract]
Land and improvements	7,898
Buildings and improvements	22,926
Total	30,824	[1]
Accumulated depreciation	11,000
Date of construction	1986
Date acquired	11/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Mira Mesa [Member] | Mira Monte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mira Monte
Units	355
Location	Mira Mesa, CA
Initial cost [Abstract]
Land	7,165
Buildings and improvements	28,459
Costs capitalized subsequent to acquisition	7,336
Gross amount carried at close of period [Abstract]
Land and improvements	7,186
Buildings and improvements	35,774
Total	42,960	[1]
Accumulated depreciation	12,507
Date of construction	1982
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oceanside [Member] | Mission Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mission Hills
Units	282
Location	Oceanside, CA
Initial cost [Abstract]
Land	10,099
Buildings and improvements	38,778
Costs capitalized subsequent to acquisition	3,554
Gross amount carried at close of period [Abstract]
Land and improvements	10,167
Buildings and improvements	42,264
Total	52,431	[1]
Accumulated depreciation	10,092
Date of construction	1984
Date acquired	07/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oceanside [Member] | Country Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Country Villas
Units	180
Location	Oceanside, CA
Initial cost [Abstract]
Land	4,174
Buildings and improvements	16,583
Costs capitalized subsequent to acquisition	2,183
Gross amount carried at close of period [Abstract]
Land and improvements	4,187
Buildings and improvements	18,753
Total	22,940	[1]
Accumulated depreciation	6,111
Date of construction	1976
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Lake Forest [Member] | Trabucco Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Trabucco Villas
Units	132
Location	Lake Forest, CA
Initial cost [Abstract]
Land	3,638
Buildings and improvements	8,640
Costs capitalized subsequent to acquisition	1,469
Gross amount carried at close of period [Abstract]
Land and improvements	3,890
Buildings and improvements	9,857
Total	13,747	[1]
Accumulated depreciation	4,462
Date of construction	1985
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Walnut [Member] | Walnut Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Walnut Heights
Units	163
Location	Walnut, CA
Initial cost [Abstract]
Land	4,858
Buildings and improvements	19,168
Costs capitalized subsequent to acquisition	1,883
Gross amount carried at close of period [Abstract]
Land and improvements	4,887
Buildings and improvements	21,022
Total	25,909	[1]
Accumulated depreciation	5,929
Date of construction	1964
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Alpine [Member] | Alpine Country [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Alpine Country
Units	108
Location	Alpine, CA
Initial cost [Abstract]
Land	1,741
Buildings and improvements	6,914
Costs capitalized subsequent to acquisition	869
Gross amount carried at close of period [Abstract]
Land and improvements	1,746
Buildings and improvements	7,778
Total	9,524	[1]
Accumulated depreciation	2,413
Date of construction	1986
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Anaheim [Member] | Anavia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Anavia
Units	250
Location	Anaheim, CA
Initial cost [Abstract]
Land	15,925
Buildings and improvements	63,712
Costs capitalized subsequent to acquisition	5,243
Gross amount carried at close of period [Abstract]
Land and improvements	15,925
Buildings and improvements	68,955
Total	84,880	[1]
Accumulated depreciation	2,360
Date of construction	2009
Date acquired	12/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Foothill Gardens/Twin Creeks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Gardens/Twin Creeks
Units	176
Location	San Ramon, CA
Initial cost [Abstract]
Land	5,875
Buildings and improvements	13,992
Costs capitalized subsequent to acquisition	2,514
Gross amount carried at close of period [Abstract]
Land and improvements	5,964
Buildings and improvements	16,418
Total	22,381	[1]
Accumulated depreciation	8,311
Date of construction	1985
Date acquired	02/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | 416 on Broadway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	416 on Broadway
Units	115
Location	Glendale, CA
Initial cost [Abstract]
Land	8,557
Buildings and improvements	34,235
Costs capitalized subsequent to acquisition	425
Gross amount carried at close of period [Abstract]
Land and improvements	8,557
Buildings and improvements	34,660
Total	43,217	[1]
Accumulated depreciation	1,207
Date of construction	2009
Date acquired	12/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | Hampton Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hampton Court
Units	83
Location	Glendale, CA
Initial cost [Abstract]
Land	2,407
Buildings and improvements	5,672
Costs capitalized subsequent to acquisition	1,843
Gross amount carried at close of period [Abstract]
Land and improvements	2,426
Buildings and improvements	7,496
Total	9,922	[1]
Accumulated depreciation	3,049
Date of construction	1974
Date acquired	06/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | Marina Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marina Cove	[7]
Units	292	[7]
Location	Santa Clara, CA	[7]
Initial cost [Abstract]
Land	5,320	[7]
Buildings and improvements	16,431	[7]
Costs capitalized subsequent to acquisition	6,402	[7]
Gross amount carried at close of period [Abstract]
Land and improvements	5,324	[7]
Buildings and improvements	22,830	[7]
Total	28,153	[1],[7]
Accumulated depreciation	12,103	[7]
Date of construction	1974	[8]
Date acquired	06/94	[8]
Lives, minimum (in years)	3	[7]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | 1000 Kiely
Real Estate and Accumulated Depreciation [Line Items]
Property	1000 Kiely
Units	121
Location	Santa Clara, CA
Initial cost [Abstract]
Land	9,359
Buildings and improvements	21,845
Costs capitalized subsequent to acquisition	1,168
Gross amount carried at close of period [Abstract]
Land and improvements	9,359
Buildings and improvements	23,012
Total	32,372
Accumulated depreciation	601
Date of construction	1971
Date acquired	03/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Marina Del Rey [Member] | Marina City Club [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marina City Club	[5]
Units	101	[5]
Location	Marina Del Rey, CA	[5]
Initial cost [Abstract]
Land	0	[5]
Buildings and improvements	28,167	[5]
Costs capitalized subsequent to acquisition	4,845	[5]
Gross amount carried at close of period [Abstract]
Land and improvements	0	[5]
Buildings and improvements	33,012	[5]
Total	33,012	[1],[5]
Accumulated depreciation	9,046	[5]
Date of construction	1971	[7]
Date acquired	01/04	[7]
Lives, minimum (in years)	3	[5]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Mariners Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mariners Place
Units	105
Location	Oxnard, CA
Initial cost [Abstract]
Land	1,555
Buildings and improvements	6,103
Costs capitalized subsequent to acquisition	1,600
Gross amount carried at close of period [Abstract]
Land and improvements	1,562
Buildings and improvements	7,697
Total	9,258	[1]
Accumulated depreciation	3,105
Date of construction	1987
Date acquired	05/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Richmond [Member] | San Marcos [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	San Marcos
Units	432
Location	Richmond, CA
Initial cost [Abstract]
Land	15,563
Buildings and improvements	36,204
Costs capitalized subsequent to acquisition	25,997
Gross amount carried at close of period [Abstract]
Land and improvements	22,866
Buildings and improvements	54,898
Total	77,764	[1]
Accumulated depreciation	15,222
Date of construction	2003
Date acquired	11/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Fremont [Member] | Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boulevard
Units	172
Location	Fremont, CA
Initial cost [Abstract]
Land	3,520
Buildings and improvements	8,182
Costs capitalized subsequent to acquisition	9,707
Gross amount carried at close of period [Abstract]
Land and improvements	3,580
Buildings and improvements	17,829
Total	21,409	[1]
Accumulated depreciation	8,521
Date of construction	1978
Date acquired	01/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Bluffs II, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bluffs II, The
Units	224
Location	San Diego, CA
Initial cost [Abstract]
Land	3,405
Buildings and improvements	7,743
Costs capitalized subsequent to acquisition	8,622
Gross amount carried at close of period [Abstract]
Land and improvements	3,442
Buildings and improvements	16,328
Total	19,770	[1]
Accumulated depreciation	4,995
Date of construction	19.74
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Vista Capri - North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Vista Capri - North
Units	106
Location	San Diego, CA
Initial cost [Abstract]
Land	1,663
Buildings and improvements	6,609
Costs capitalized subsequent to acquisition	788
Gross amount carried at close of period [Abstract]
Land and improvements	1,668
Buildings and improvements	7,392
Total	9,060	[1]
Accumulated depreciation	2,228
Date of construction	19.75
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Valley Village [Member] | Allegro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Allegro
Units	96
Location	Valley Village, CA
Initial cost [Abstract]
Land	5,869
Buildings and improvements	23,977
Costs capitalized subsequent to acquisition	792
Gross amount carried at close of period [Abstract]
Land and improvements	5,869
Buildings and improvements	24,769
Total	30,638	[1]
Accumulated depreciation	1,323
Date of construction	2010
Date acquired	10/10
Lives, minimum (in years)	3
Unencumbered Apartment Communities [Member] | CA [Member] | Irvine [Member] | Axis 2300 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Axis 2300
Units	115
Location	Irvine, CA
Initial cost [Abstract]
Land	5,405
Buildings and improvements	33,585
Costs capitalized subsequent to acquisition	438
Gross amount carried at close of period [Abstract]
Land and improvements	5,405
Buildings and improvements	34,023
Total	39,428	[1]
Accumulated depreciation	1,988
Date of construction	2010
Date acquired	08/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Belmont [Member] | Belmont Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belmont Terrace
Units	71
Location	Belmont, CA
Initial cost [Abstract]
Land	4,446
Buildings and improvements	10,290
Costs capitalized subsequent to acquisition	2,118
Gross amount carried at close of period [Abstract]
Land and improvements	4,473
Buildings and improvements	12,381
Total	16,854	[1]
Accumulated depreciation	2,959
Date of construction	1974
Date acquired	10/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Chula Vista [Member] | Cambridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cambridge
Units	40
Location	Chula Vista, CA
Initial cost [Abstract]
Land	497
Buildings and improvements	1,973
Costs capitalized subsequent to acquisition	310
Gross amount carried at close of period [Abstract]
Land and improvements	498
Buildings and improvements	2,281
Total	2,780	[1]
Accumulated depreciation	731
Date of construction	1965
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Chula Vista [Member] | Woodlawn Colonial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodlawn Colonial
Units	159
Location	Chula Vista, CA
Initial cost [Abstract]
Land	2,344
Buildings and improvements	9,311
Costs capitalized subsequent to acquisition	1,607
Gross amount carried at close of period [Abstract]
Land and improvements	2,351
Buildings and improvements	10,911
Total	13,262	[1]
Accumulated depreciation	3,178
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Goleta [Member] | CBC Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	CBC Apartments
Units	148
Location	Goleta, CA
Initial cost [Abstract]
Land	6,283
Buildings and improvements	24,000
Costs capitalized subsequent to acquisition	2,262
Gross amount carried at close of period [Abstract]
Land and improvements	6,288
Buildings and improvements	26,258
Total	32,545	[1]
Accumulated depreciation	5,650
Date of construction	1962
Date acquired	01/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Goleta [Member] | Chimney Sweep Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chimney Sweep Apartments
Units	91
Location	Goleta, CA
Initial cost [Abstract]
Land	5,558
Buildings and improvements	21,320
Costs capitalized subsequent to acquisition	1,739
Gross amount carried at close of period [Abstract]
Land and improvements	5,618
Buildings and improvements	22,998
Total	28,617	[1]
Accumulated depreciation	5,691
Date of construction	1967
Date acquired	01/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Cruz [Member] | Chestnut Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chestnut Street
Units	96
Location	Santa Cruz, CA
Initial cost [Abstract]
Land	6,582
Buildings and improvements	15,689
Costs capitalized subsequent to acquisition	884
Gross amount carried at close of period [Abstract]
Land and improvements	6,582
Buildings and improvements	16,573
Total	23,155	[1]
Accumulated depreciation	1,967
Date of construction	2002
Date acquired	07/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Campbell [Member] | The Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Commons
Units	264
Location	Campbell, CA
Initial cost [Abstract]
Land	12,555
Buildings and improvements	29,307
Costs capitalized subsequent to acquisition	3,437
Gross amount carried at close of period [Abstract]
Land and improvements	12,556
Buildings and improvements	32,744
Total	45,299	[1]
Accumulated depreciation	1,710
Date of construction	1973
Date acquired	07/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Pasadena [Member] | Monterra del Sol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterra del Sol
Units	85
Location	Pasadena, CA
Initial cost [Abstract]
Land	2,202
Buildings and improvements	4,794
Costs capitalized subsequent to acquisition	4,937
Gross amount carried at close of period [Abstract]
Land and improvements	2,824
Buildings and improvements	9,108
Total	11,933	[1]
Accumulated depreciation	3,437
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Pasadena [Member] | Monterra del Mar/Rey/Sol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterra del Mar/Rey/Sol
Units	85
Location	Pasadena, CA
Initial cost [Abstract]
Land	2,202
Buildings and improvements	4,794
Costs capitalized subsequent to acquisition	27,732
Gross amount carried at close of period [Abstract]
Land and improvements	8,385
Buildings and improvements	26,344
Total	34,728	[1]
Accumulated depreciation	10,915
Date of construction	1972
Date acquired	04/99
Lives, minimum (in years)	3
Unencumbered Apartment Communities [Member] | CA [Member] | Newport Beach [Member] | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairways	[3]
Units	74	[3]
Location	Newport Beach, CA	[3]
Initial cost [Abstract]
Land	0	[3]
Buildings and improvements	7,850	[3]
Costs capitalized subsequent to acquisition	2,106	[3]
Gross amount carried at close of period [Abstract]
Land and improvements	9	[3]
Buildings and improvements	9,947	[3]
Total	9,956	[1],[3]
Accumulated depreciation	4,112	[3]
Date of construction	1972	[4]
Date acquired	06/99	[4]
Lives, minimum (in years)	3	[3]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Berkeley [Member] | Fourth & U [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fourth & U
Units	171
Location	Berkeley, CA
Initial cost [Abstract]
Land	8,879
Buildings and improvements	52,351
Costs capitalized subsequent to acquisition	1,272
Gross amount carried at close of period [Abstract]
Land and improvements	8,879
Buildings and improvements	53,622
Total	62,502	[1]
Accumulated depreciation	3,275
Date of construction	2010
Date acquired	04/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Mateo [Member] | Hillsdale Garden Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillsdale Garden Apartments
Units	697
Location	San Mateo, CA
Initial cost [Abstract]
Land	22,000
Buildings and improvements	94,681
Costs capitalized subsequent to acquisition	13,308
Gross amount carried at close of period [Abstract]
Land and improvements	22,244
Buildings and improvements	107,745
Total	129,989	[1]
Accumulated depreciation	18,625
Date of construction	1948
Date acquired	09/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Barbara [Member] | Hope Ranch Collection [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hope Ranch Collection
Units	108
Location	Santa Barbara, CA
Initial cost [Abstract]
Land	4,078
Buildings and improvements	16,877
Costs capitalized subsequent to acquisition	2,011
Gross amount carried at close of period [Abstract]
Land and improvements	4,208
Buildings and improvements	18,758
Total	22,966	[1]
Accumulated depreciation	2,645
Date of construction	1965
Date acquired	03/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Lofts at Pinehurst, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lofts at Pinehurst, The
Units	118
Location	Ventura, CA
Initial cost [Abstract]
Land	1,570
Buildings and improvements	3,912
Costs capitalized subsequent to acquisition	3,852
Gross amount carried at close of period [Abstract]
Land and improvements	1,618
Buildings and improvements	7,715
Total	9,334	[1]
Accumulated depreciation	3,120
Date of construction	1971
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Pinehurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pinehurst	[8]
Units	28	[8]
Location	Ventura, CA	[8]
Initial cost [Abstract]
Land	355	[8]
Buildings and improvements	1,356	[8]
Costs capitalized subsequent to acquisition	364	[8]
Gross amount carried at close of period [Abstract]
Land and improvements	6	[8]
Buildings and improvements	2,069	[8]
Total	2,075	[1],[8]
Accumulated depreciation	628	[8]
Date of construction	1973	[6]
Date acquired	12/04	[6]
Lives, minimum (in years)	3	[8]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Woodside Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodside Village
Units	145
Location	Ventura, CA
Initial cost [Abstract]
Land	5,331
Buildings and improvements	21,036
Costs capitalized subsequent to acquisition	2,412
Gross amount carried at close of period [Abstract]
Land and improvements	5,341
Buildings and improvements	23,439
Total	28,779	[1]
Accumulated depreciation	5,706
Date of construction	1987
Date acquired	12/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Clairemont [Member] | Mesa Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mesa Village
Units	133
Location	Clairemont, CA
Initial cost [Abstract]
Land	1,888
Buildings and improvements	7,498
Costs capitalized subsequent to acquisition	935
Gross amount carried at close of period [Abstract]
Land and improvements	1,894
Buildings and improvements	8,428
Total	10,321	[1]
Accumulated depreciation	2,536
Date of construction	1963
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Francisco [Member] | Mt. Sutro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mt. Sutro
Units	99
Location	San Francisco, CA
Initial cost [Abstract]
Land	2,334
Buildings and improvements	8,507
Costs capitalized subsequent to acquisition	2,504
Gross amount carried at close of period [Abstract]
Land and improvements	2,809
Buildings and improvements	10,536
Total	13,345	[1]
Accumulated depreciation	4,445
Date of construction	1973
Date acquired	06/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Encino [Member] | Regency at Encino [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Regency at Encino
Units	75
Location	Encino, CA
Initial cost [Abstract]
Land	3,184
Buildings and improvements	12,737
Costs capitalized subsequent to acquisition	1,094
Gross amount carried at close of period [Abstract]
Land and improvements	3,184
Buildings and improvements	13,830
Total	17,014	[1]
Accumulated depreciation	1,099
Date of construction	1989
Date acquired	12/09
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Spring Valley [Member] | Shadow Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Shadow Point
Units	172
Location	Spring Valley, CA
Initial cost [Abstract]
Land	2,812
Buildings and improvements	11,170
Costs capitalized subsequent to acquisition	1,666
Gross amount carried at close of period [Abstract]
Land and improvements	2,820
Buildings and improvements	12,828
Total	15,648	[1]
Accumulated depreciation	4,062
Date of construction	1983
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oakland [Member] | The Grand [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Grand
Units	238
Location	Oakland, CA
Initial cost [Abstract]
Land	4,531
Buildings and improvements	89,208
Costs capitalized subsequent to acquisition	3,756
Gross amount carried at close of period [Abstract]
Land and improvements	4,531
Buildings and improvements	92,963
Total	97,495	[1]
Accumulated depreciation	9,851
Date of construction	2009
Date acquired	01/09
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | El Cajon [Member] | Tierra del Sol/Norte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tierra del Sol/Norte
Units	156
Location	El Cajon, CA
Initial cost [Abstract]
Land	2,455
Buildings and improvements	9,753
Costs capitalized subsequent to acquisition	1,032
Gross amount carried at close of period [Abstract]
Land and improvements	2,463
Buildings and improvements	10,778
Total	13,240	[1]
Accumulated depreciation	3,440
Date of construction	1969
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Tracy [Member] | Tuscana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tuscana
Units	30
Location	Tracy, CA
Initial cost [Abstract]
Land	2,828
Buildings and improvements	6,599
Costs capitalized subsequent to acquisition	156
Gross amount carried at close of period [Abstract]
Land and improvements	2,870
Buildings and improvements	6,712
Total	9,583	[1]
Accumulated depreciation	1,036
Date of construction	2007
Date acquired	02/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Hollywood [Member] | Muse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Muse	[6]
Units	152	[6]
Location	Hollywood, CA	[6]
Initial cost [Abstract]
Land	39,100	[6]
Buildings and improvements	0	[6]
Costs capitalized subsequent to acquisition	2,697	[6]
Gross amount carried at close of period [Abstract]
Land and improvements	7,823	[6]
Buildings and improvements	33,974	[6]
Total	41,797	[1],[6]
Accumulated depreciation	1,410	[6]
Date of construction	11/10
Date acquired	09/10
Lives, minimum (in years)	3	[6]
Unencumbered Apartment Communities [Member] | WA [Member] | Newcastle [Member] | Castle Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Castle Creek
Units	216
Location	Newcastle, WA
Initial cost [Abstract]
Land	4,149
Buildings and improvements	16,028
Costs capitalized subsequent to acquisition	1,925
Gross amount carried at close of period [Abstract]
Land and improvements	4,833
Buildings and improvements	17,269
Total	22,102	[1]
Accumulated depreciation	8,526
Date of construction	1997
Date acquired	12/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Forest View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Forest View
Units	192
Location	Renton, WA
Initial cost [Abstract]
Land	3,731
Buildings and improvements	14,530
Costs capitalized subsequent to acquisition	979
Gross amount carried at close of period [Abstract]
Land and improvements	3,731
Buildings and improvements	15,509
Total	19,240	[1]
Accumulated depreciation	4,524
Date of construction	1998
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Cairns, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cairns, The
Units	100
Location	Seattle, WA
Initial cost [Abstract]
Land	6,937
Buildings and improvements	20,679
Costs capitalized subsequent to acquisition	240
Gross amount carried at close of period [Abstract]
Land and improvements	6,939
Buildings and improvements	20,917
Total	27,856	[1]
Accumulated depreciation	3,215
Date of construction	2006
Date acquired	06/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Joule [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Joule
Units	295
Location	Seattle, WA
Initial cost [Abstract]
Land	14,558
Buildings and improvements	69,417
Costs capitalized subsequent to acquisition	1,910
Gross amount carried at close of period [Abstract]
Land and improvements	14,558
Buildings and improvements	71,327
Total	85,885	[1]
Accumulated depreciation	4,467
Date of construction	2010
Date acquired	03/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Fountain Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fountain Court
Units	320
Location	Seattle, WA
Initial cost [Abstract]
Land	6,702
Buildings and improvements	27,306
Costs capitalized subsequent to acquisition	2,741
Gross amount carried at close of period [Abstract]
Land and improvements	6,985
Buildings and improvements	29,764
Total	36,749	[1]
Accumulated depreciation	12,332
Date of construction	2000
Date acquired	03/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Linden Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Linden Square
Units	183
Location	Seattle, WA
Initial cost [Abstract]
Land	4,374
Buildings and improvements	11,588
Costs capitalized subsequent to acquisition	1,721
Gross amount carried at close of period [Abstract]
Land and improvements	4,202
Buildings and improvements	13,481
Total	17,683	[1]
Accumulated depreciation	5,091
Date of construction	1994
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Salmon Run at Perry Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Salmon Run at Perry Creek
Units	132
Location	Bothell, WA
Initial cost [Abstract]
Land	3,717
Buildings and improvements	11,483
Costs capitalized subsequent to acquisition	864
Gross amount carried at close of period [Abstract]
Land and improvements	3,801
Buildings and improvements	12,263
Total	16,064	[1]
Accumulated depreciation	4,541
Date of construction	2000
Date acquired	10/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Cedar Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cedar Terrace
Units	180
Location	Bellevue, WA
Initial cost [Abstract]
Land	5,543
Buildings and improvements	16,442
Costs capitalized subsequent to acquisition	3,347
Gross amount carried at close of period [Abstract]
Land and improvements	5,652
Buildings and improvements	19,679
Total	25,332	[1]
Accumulated depreciation	5,295
Date of construction	1984
Date acquired	01/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Foothill Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Commons
Units	360
Location	Bellevue, WA
Initial cost [Abstract]
Land	2,435
Buildings and improvements	9,821
Costs capitalized subsequent to acquisition	28,563
Gross amount carried at close of period [Abstract]
Land and improvements	2,440
Buildings and improvements	38,378
Total	40,819	[1]
Accumulated depreciation	15,129
Date of construction	1978
Date acquired	03/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Woodland Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodland Commons
Units	236
Location	Bellevue, WA
Initial cost [Abstract]
Land	2,040
Buildings and improvements	8,727
Costs capitalized subsequent to acquisition	9,235
Gross amount carried at close of period [Abstract]
Land and improvements	2,044
Buildings and improvements	17,958
Total	20,002	[1]
Accumulated depreciation	8,915
Date of construction	1978
Date acquired	03/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Redmond [Member] | Delano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Delano
Units	126
Location	Redmond, WA
Initial cost [Abstract]
Land	3,527
Buildings and improvements	10,600
Costs capitalized subsequent to acquisition	0
Gross amount carried at close of period [Abstract]
Land and improvements	3,527
Buildings and improvements	10,600
Total	14,127
Accumulated depreciation	15
Date of construction	2005
Date acquired	12/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Bridle Trails [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bridle Trails
Units	108
Location	Kirkland, WA
Initial cost [Abstract]
Land	1,500
Buildings and improvements	5,930
Costs capitalized subsequent to acquisition	4,922
Gross amount carried at close of period [Abstract]
Land and improvements	1,531
Buildings and improvements	10,821
Total	12,352	[1]
Accumulated depreciation	4,656
Date of construction	1986
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Corbella at Juanita Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Corbella at Juanita Bay
Units	169
Location	Kirkland, WA
Initial cost [Abstract]
Land	5,801
Buildings and improvements	17,415
Costs capitalized subsequent to acquisition	645
Gross amount carried at close of period [Abstract]
Land and improvements	5,801
Buildings and improvements	18,060
Total	23,861	[1]
Accumulated depreciation	706
Date of construction	1978
Date acquired	11/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Mill Creek [Member] | The Laurels at Mill Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Laurels at Mill Creek
Units	164
Location	Mill Creek, WA
Initial cost [Abstract]
Land	1,559
Buildings and improvements	6,430
Costs capitalized subsequent to acquisition	4,472
Gross amount carried at close of period [Abstract]
Land and improvements	1,595
Buildings and improvements	10,866
Total	12,461	[1]
Accumulated depreciation	4,872
Date of construction	1981
Date acquired	12/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Los Angeles [Member] | Essex Hollywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Essex Hollywood
Rentable Square Footage	35,000
Location	Los Angeles, CA
Initial cost [Abstract]
Land	10,200
Buildings and improvements	13,800
Costs capitalized subsequent to acquisition	2,154
Gross amount carried at close of period [Abstract]
Land and improvements	10,200
Buildings and improvements	15,954
Total	26,154	[1]
Accumulated depreciation	3,740
Date of construction	1938
Date acquired	07/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Woodland Hills [Member] | 22120 Clarendon [Member]
Gross amount carried at close of period [Abstract]
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Santa Clara [Member] | Santa Clara Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santa Clara Square
Rentable Square Footage	139,000
Location	Santa Clara, CA
Encumbrance	10,388
Initial cost [Abstract]
Land	6,472
Buildings and improvements	11,704
Costs capitalized subsequent to acquisition	1,670
Gross amount carried at close of period [Abstract]
Land and improvements	6,472
Buildings and improvements	13,374
Total	19,846	[1]
Accumulated depreciation	734
Date of construction	1970
Date acquired	09/11
Lives, minimum (in years)	3
Lives , maximum (in years)	- 30
Office Buildings [Member] | CA [Member] | Irvine [Member] | 17461 Derian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	17461 Derian
Rentable Square Footage	110,000
Location	Irvine, CA
Initial cost [Abstract]
Land	3,079
Buildings and improvements	12,315
Costs capitalized subsequent to acquisition	5,713
Gross amount carried at close of period [Abstract]
Land and improvements	3,105
Buildings and improvements	18,002
Total	21,107	[1]
Accumulated depreciation	8,254
Date of construction	1983
Date acquired	07/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Palo Alto [Member] | 925/935 East Meadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	925/935 East Meadow
Rentable Square Footage	31,900
Location	Palo Alto, CA
Initial cost [Abstract]
Land	1,401
Buildings and improvements	3,172
Costs capitalized subsequent to acquisition	7,985
Gross amount carried at close of period [Abstract]
Land and improvements	3,147
Buildings and improvements	9,411
Total	12,558	[1]
Accumulated depreciation	3,173
Date of construction	1988
Date acquired	11/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Other Real Estate Assets [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	5,648
Initial cost [Abstract]
Land	25,139
Buildings and improvements	0
Costs capitalized subsequent to acquisition	19,147
Gross amount carried at close of period [Abstract]
Land and improvements	44,280
Buildings and improvements	0
Total	44,280	[1]
Accumulated depreciation	$ 0

[1]	The aggregate cost for federal income tax purposes is approximately $2.80 billion (unaudited).
[2]	The land is leased pursuant to a ground lease expiring 2082.
[3]	The land is leased pursuant to a ground lease expiring 2027.
[4]	The land is leased pursuant to a ground lease expiring 2070.
[5]	The land is leased pursuant to a ground lease expiring 2067.
[6]	All construction costs are reflected as real estate under development in the Company's consolidated balance sheets during active development, or the project is in lease-up.
[7]	A portion of land is leased pursuant to a ground lease expiring in 2028.
[8]	The land is leased pursuant to a ground lease expiring in 2028.